                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      / / Pre-Effective Amendment No. ____
                      / / Post-Effective Amendment No. ____
                        (Check appropriate box or boxes)

                             VOYAGEUR TAX FREE FUNDS
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
 -------------------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
 -------------------------------------------------------------------------------
 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
 -------------------------------------------------------------------------------
 Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
  Class A, Class B and Class C Shares of beneficial interest, no par value, of
  Delaware Tax-Free Minnesota Fund, one series of Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the
                   Investment Company Act of 1940, as amended.

    It is proposed that this filing will become effective on October 2, 2006, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                             --- C O N T E N T S ---

This Registration Statement includes the following:

     1.   Facing Page

     2.   Contents Page

     3.   Part A - Proxy Statement/Prospectus

     4.   Part B - Statement of Additional Information

     5.   Part C - Other Information

     6.   Signatures

     7.   Exhibits

Delaware Investments (R)
A member of Lincoln Financial Group (R)

                                 PROXY MATERIALS

                    Delaware Tax-Free Minnesota Insured Fund

Dear Shareholder:

I am  writing  to let you know that a meeting of  shareholders  of the  Delaware
Tax-Free  Minnesota Insured Fund (the "Fund") will be held on November 30, 2006.
The purpose of the meeting is to vote on an important  proposal that affects the
Fund and your  investment in it. As a shareholder,  you have the  opportunity to voice your opinion on the matters that affect your Fund.  This package  contains information  about the proposal and the materials to use when voting by mail, by telephone or through the Internet.

Please read the enclosed  materials and cast your vote.  Please vote your shares promptly.  Your vote is extremely  important,  no matter how large or small your holdings may be.

The proposal has been  carefully  reviewed by the Fund's Board of Trustees.  The
Trustees,  most of whom  are  not  affiliated  with  Delaware  Investments,  are responsible for protecting your interests as a shareholder. The Trustees believe the proposal is in the best interests of  shareholders.  They recommend that you vote FOR the proposal.

The enclosed Q&A is provided to assist you in  understanding  the proposal.  The
proposal   is   described   in   greater    detail   in   the   enclosed   Proxy
Statement/Prospectus.

Voting is quick and easy.  Everything  you need is enclosed.  To cast your vote, simply  complete the proxy card  enclosed in this  package.  Be sure to sign the card  before  mailing it in the  postage-paid  envelope.  You may also vote your shares  by  touch-tone  telephone  or  through  the  Internet.  Simply  call the toll-free  number or visit the web site indicated on your proxy card, and follow the recorded or online instructions.

If you have any  questions  before  you vote,  please  call  Computershare  Fund
Services, Inc. ("Computershare"), the Fund's proxy solicitor, at 1-866-479-1426.
Computershare  will be glad to help you get your vote in  quickly.  You may also receive a telephone call from  Computershare  reminding you to vote your shares.
Thank you for your participation in this important initiative.

Sincerely,
/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman, President and Chief Executive Officer

                  IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
                            AND VOTE ON THE PROPOSAL

Below is a brief  overview  of the  proposal  to be  voted  upon.  Your  vote is important.  Please read the full text of the Proxy  Statement/Prospectus,  which you should  retain for future  reference.  If you need another copy of the Proxy
Statement/Prospectus, please call Delaware Investments at 1-800-523-1918.

We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

You are being asked to vote to approve an Agreement  and Plan of  Reorganization between Delaware Tax-Free  Minnesota Insured Fund (the "Minnesota Insured Fund")
and Delaware Tax-Free Minnesota Fund (the "Minnesota Fund").

Proposal:  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

What reorganization is the Board proposing?

Shareholders  of the  Minnesota  Insured  Fund are being asked to  consider  and
approve  a  reorganization   ("Transaction")   that  will  have  the  effect  of
reorganizing the Minnesota Insured Fund with and into the Minnesota Fund.

How will the Transaction benefit shareholders?

The  Funds'  Boards   considered  a  number  of  factors  before  approving  the
Transaction.   After  considering  these  factors,  the  Boards  concluded  that shareholders  will  potentially  benefit from the  Transaction  in the following ways:

o    Based upon current  market  conditions,  including  the limited  demand for insured municipal  securities in the current lower yield  environment,  the
     Transaction  potentially  would  enhance  asset  growth for the  benefit of shareholders  of  the  Minnesota  Insured  Fund,  as  shareholders  of  the
     Minnesota Fund.

o    The investment  strategies  and policies of the Minnesota  Insured Fund are substantially the same as, but not identical to, the investment  strategies and policies of the Minnesota Fund. However,  the investment  objectives of both Funds are identical and both Funds are required to invest at least 80%
     of their net assets in Minnesota municipal securities and other obligations that offer similar tax benefits.

o    The  Minnesota  Fund  offers a stronger  track  record as  compared  to the
     Minnesota Insured Fund over the past 1-, 3-, 5- and 10-year periods and has a higher 30-day yield as of June 30, 2006. (Of course,  past performance is no guarantee of future results.)

o    Shareholders  of the Minnesota  Insured  Fund,  which is required to invest substantially  in insured  municipal  securities,  could benefit from being investors in the Minnesota Fund,  which does not have a policy requiring it to invest  substantially in insured  municipal  securities,  because of the decreased price volatility associated with non-insured municipal securities in the current rising interest rate environment.

How will the Transaction work?

The Minnesota Fund will acquire substantially all of the assets of the Minnesota
Insured Fund in exchange for shares of the Minnesota Fund. The Minnesota Insured
Fund will then  distribute  the Minnesota Fund shares on a pro rata basis to its shareholders.  At the  time  of  the  Transaction,  any  shares  you  own of the
Minnesota  Insured Fund will be cancelled and you will receive new shares in the same class of the  Minnesota  Fund that will have a value  equal to the value of your shares in the Minnesota  Insured Fund. More detailed  information about the transfer of assets by the  Minnesota  Insured Fund and the issuance of shares by the Minnesota Fund can be found in the Proxy Statement/Prospectus.

What is the anticipated timetable for the Transaction?

The  shareholder  meeting is scheduled  for  November 30, 2006.  It is currently anticipated that the Transaction,  if approved by shareholders,  will take place before  the end of the  year.  Whether  or not you plan to attend  the  Meeting, please vote your shares by mail,  by telephone or through the  Internet.  If you determine at a later date that you wish to attend this  Meeting,  you may revoke
your  proxy  and  vote  in  person,   as   provided   in  the   attached   Proxy
Statement/Prospectus.

                    COMMON QUESTIONS AND GENERAL INFORMATION

Has the Board of Trustees approved the proposal?

Yes. The Minnesota Insured Fund's Board of Trustees has unanimously approved the proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

As a  shareholder,  you are  entitled  to one  vote for each  full  share  and a fractional vote for each fractional share of the Minnesota Insured Fund that you own on the record date. The record date is September 25, 2006.

How do I vote my shares?

You can vote your shares by  completing  and signing the enclosed  proxy card(s)
and  mailing  it in the  enclosed  postage-paid  envelope.  You may also vote by touch-tone  telephone  by calling  the  toll-free  number  printed on your proxy card(s) and following the recorded instructions.  In addition, you may also vote through the Internet by visiting  www.delawareinvestments.com  and following the on-line  instructions.  If you  need  any  assistance,  or  have  any  questions regarding  the  proposal or how to vote your shares,  please call  Computershare
Fund  Services,   Inc.,  the  Minnesota  Insured  Fund's  proxy  solicitor,   at
1-866-479-1426.

How do I sign the proxy card?

Individual Accounts:   Shareholders should sign exactly as their names appear on
                       the account registration shown on the card.

Joint Accounts:        Either owner may sign, but the name of the person signing
                       should conform exactly to a name shown in the
                       registration.

All Other Accounts:    The person signing must indicate his or her capacity.
                       For example, if Ms. Ann B. Collins serves as a trustee
                       for a trust account or other type of entity, she should
                       sign, "Ann B. Collins, Trustee."

How can I find more information on the Proposal?

You should read the Proxy  Statement/Prospectus  that provides details regarding the  proposal.  If you  have  any  questions,  please  call  Computershare  Fund
Services, Inc., the Minnesota Insured Fund's proxy solicitor at 1-866-479-1426.

                    DELAWARE TAX-FREE MINNESOTA INSURED FUND
                      (a series of Voyageur Insured Funds)

                               2005 Market Street
                        Philadelphia, Pennsylvania 19103

                        NOTICE OF MEETING OF SHAREHOLDERS

                         To be held on November 30, 2006

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a Meeting (the  "Meeting") of  Shareholders  of
Delaware  Tax-Free  Minnesota  Insured  Fund (the  "Minnesota  Insured  Fund" or
"Acquired  Fund"),  a series of Voyageur  Insured Funds,  has been called by the
Board of Trustees of Voyageur  Insured  Funds and will be held at the offices of
Delaware  Investments  located  at 2001  Market  Street,  2nd Floor  Auditorium,
Philadelphia,  PA 19103,  on November 30, 2006 at 3:00 p.m.,  Eastern Time.  The
Meeting is being called for the following reasons:

     1.   To approve an Agreement and Plan of  Reorganization  between  Voyageur
          Insured Funds,  on behalf of the Minnesota  Insured Fund, and Voyageur
          Tax Free Funds, on behalf of the Delaware Tax-Free Minnesota Fund (the
          "Minnesota  Fund" or "Acquiring  Fund"),  which  provides for: (i) the acquisition by the Acquiring Fund of  substantially  all of the assets of the Acquired  Fund, in exchange for shares of the  Acquiring  Fund;
          (ii) the pro rata  distribution of shares of the Acquiring Fund to the shareholders  of the  Acquired  Fund;  and (iii) the  liquidation  and dissolution of the Acquired Fund.

     2.   To vote  upon any other  business  as may  properly  come  before  the
          Meeting or any adjournment thereof.

     Shareholders  of record of the Acquired Fund as of the close of business on
September 25, 2006 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.  Whether or not you plan to attend the Meeting, please vote your shares by  returning  the proxy card by mail in the  enclosed  postage-paid envelope provided, or by voting by telephone or over the Internet.  Your vote is important.

                                           By Order of the Board of Trustees,

                                           /s/ David F. Connor
                                           David F. Connor
                                           Secretary

[October 2,] 2006

--------------------------------------------------------------------------------
To secure the largest possible representation and to save the expense of further mailings,  please mark your proxy card,  sign it, and return it in the  enclosed envelope,  which  requires  no postage if mailed in the  United  States.  If you prefer,  you may instead vote by telephone or the Internet.  You may revoke your
Proxy at any time at or before  the  Meeting or vote in person if you attend the
Meeting, as provided in the attached Proxy Statement/Prospectus.
--------------------------------------------------------------------------------

                           PROXY STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS

                                                                           Page

What Are Shareholders Being Asked to Vote On?.................................2

Proposal:  To Approve an Agreement and Plan of Reorganization ................2

Summary.......................................................................2
   What is the purpose of the Proposal?.......................................2
   How do the investment objectives, strategies and policies of the

   What are the fees and expenses of each Fund and what might they

   What are the capitalizations of the Funds and what might the capitalizations be after the Transaction? ................................16

Comparison of Investment Objectives, Strategies, Policies and Risks..........17
   Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund? ..................17
   Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund? .....17
   How do the fundamental investment restrictions of the
   Funds differ? ............................................................20
   What are the risk factors associated with investments in

                                       i

EXHIBITS

Exhibit A - Form of Agreement and Plan of Reorganization
Exhibit B - Principal Holders of Shares as of September 25, 2006

                                       ii

                           PROXY STATEMENT/PROSPECTUS

                             Dated [October 2,] 2006

               Acquisition of Substantially All of the Assets of:

                    DELAWARE TAX-FREE MINNESOTA INSURED FUND
                      (a series of Voyageur Insured Funds)

                        By and in exchange for shares of

                        DELAWARE TAX-FREE MINNESOTA FUND
                      (a series of Voyageur Tax Free Funds)

     This Proxy  Statement/Prospectus  solicits proxies to be voted at a meeting
(the "Meeting") of shareholders of Delaware Tax-Free Minnesota Insured Fund (the
"Minnesota  Insured  Fund" or  "Acquired  Fund"),  a series of Voyageur  Insured
Funds.  The Meeting has been called by the Board of Trustees of Voyageur Insured
Funds (the "Board") to vote on the approval of the Plan (as more fully described below).

     The principal offices of Voyageur Insured Funds and Voyageur Tax Free Funds
(each a "Trust"  and  collectively,  the  "Trusts")  are  located at 2005 Market
Street,  Philadelphia,  PA 19103.  You can reach the  offices  of the  Trusts by telephone by calling 1-800-523-1918.

     The Meeting will be held at the offices of Delaware  Investments located at
2001 Market Street,  2nd Floor Auditorium,  Philadelphia,  PA 19103, on November
30,  2006 at 3:00 p.m.,  Eastern  Time.  The Board,  on behalf of the  Minnesota
Insured Fund, is soliciting these proxies. This Proxy  Statement/Prospectus will first be sent to shareholders on or about [October 12, 2006].

     This  Proxy   Statement/Prospectus  gives  you  the  information  about  an investment in the Delaware  Tax-Free  Minnesota  Fund (the  "Minnesota  Fund" or
"Acquiring Fund") and about other matters that you should know before voting and investing.  You should retain it for future reference. A Statement of Additional
Information dated [October 2,] 2006 (the "Statement of Additional Information"),
relating to this Proxy Statement/Prospectus  contains more information about the
Acquiring  Fund,  the  Acquired  Fund  (each,  a "Fund" and,  collectively,  the
"Funds")  and the  proposed  transaction,  and has  been  filed  with  the  U.S.
Securities and Exchange  Commission  (the "SEC") and is  incorporated  herein by reference.

     The Prospectus of the Acquiring Fund dated December 29, 2005, as amended to date (the "Fund Prospectus"),  is included with and is considered a part of this
Proxy  Statement/Prospectus,  and is intended  to provide  you with  information about the Acquiring Fund.

     You can request a free copy of the Statement of Additional Information, the
Fund Prospectus, the Annual Report to Shareholders of the Minnesota Fund for the
fiscal year ended  August 31, 2005 and for the fiscal year ended August 31, 2006
(when available) or the Semi-

Annual  Report  to  Shareholders  of the  Minnesota  Fund for the  period  ended
February  28,  2006 by  calling  1-800-523-1918,  or by writing to the Trusts at
Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

     Like all  mutual  funds,  the SEC has not  approved  or  disapproved  these securities or passed upon the adequacy of this Proxy  Statement/Prospectus.  Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation,  the Federal  Reserve Board, or any other U.S.  government  agency.
Mutual fund shares  involve  investment  risks,  including  the possible loss of principal.

                  WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON?

PROPOSAL:  TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

     Shareholders  of the Acquired  Fund are being asked to consider and approve an Agreement and Plan of  Reorganization  (the "Plan") that will have the effect of reorganizing the Acquired Fund with and into the Acquiring Fund as summarized below.

     The  Plan  provides  for:  (i) the  acquisition  by the  Acquiring  Fund of substantially  all of the assets of the Acquired  Fund in exchange for shares of the Acquiring  Fund;  (ii) the pro rata  distribution of shares of the Acquiring
Fund to the  shareholders  of the Acquired Fund; and (iii) the  liquidation  and dissolution of the Acquired Fund. If the  shareholders of the Acquired Fund vote to approve the Plan,  as a  shareholder  of the  Acquired  Fund you will receive
Acquiring  Fund  shares  equal in total value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

                                     SUMMARY

     This is only a summary of certain  information  contained in the  Proposal.
You  should  read  the  more  complete  information  in the  rest of this  Proxy
Statement/Prospectus,  including  the Plan  (attached as Exhibit A) and the Fund
Prospectus included with this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

     The Board  approved  the Plan for the  Acquired  Fund and  recommends  that shareholders  of the Acquired  Fund  approve the Plan.  If  shareholders  of the
Acquired Fund approve the Plan,  substantially all of the Acquired Fund's assets will be transferred  to the Acquiring Fund in exchange for the Acquiring  Fund's shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring  Fund. The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund's shareholders and the Acquired Fund will be liquidated and dissolved. The proposed transaction for the Acquired Fund is referred to in this
Proxy Statement/Prospectus as the "Transaction."

     The  Transaction,  if approved for the Acquired  Fund,  will result in your shares of the Acquired Fund being  exchanged  for  Acquiring  Fund shares of the same  class  equal in value  (but  having a  different  price per share) to your shares of the Acquired Fund.  This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring  Fund.  This exchange  will occur on a date agreed to by the parties to the Plan  (hereafter, the "Closing  Date"),  which is currently  expected to be in the last quarter of
2006.

     For the reasons set forth below under  "Reasons for the  Transaction,"  the
Boards  of the  Trusts  have  concluded  that  the  Transaction  is in the  best interests  of the Acquired  Fund and the  Acquiring  Fund.  The Boards have also concluded  that no  dilution in value would  result to the  shareholders  of the
Acquired Fund and the Acquiring Fund as a result of the Transaction.

How do the investment  objectives,  strategies and policies of the Acquired Fund and the Acquiring Fund compare?

     Like the  Acquired  Fund,  the  Acquiring  Fund is a mutual fund within the
Delaware  Investments(R)Family  of  Funds  (the  "Delaware  Companies")  that is managed by Delaware  Management Company ("DMC"), a series of Delaware Management
Business  Trust.  The investment  objective of the Acquired Fund is identical to the investment  objective of the Acquiring  Fund. Both the Acquired Fund and the
Acquiring Fund seek as high a level of current income exempt from federal income tax and from the  Minnesota  state  personal  income tax as is  consistent  with preservation of capital. Each Fund's investment objective is fundamental and may not be changed by the Board without prior shareholder approval.

     In addition,  the  investment  strategies and policies of the Acquired Fund are substantially  similar, but not identical,  to the investment strategies and policies of the Acquiring Fund. Both Funds have adopted a fundamental investment policy to seek to achieve their investment  objectives by investing at least 80%
of their net assets in municipal  securities that are exempt from federal income taxes,  including the federal  alternative  minimum tax, and the Minnesota state personal  income tax. As described  below, a Fund may not change its fundamental investment  policies and restrictions  without prior shareholder  approval.  The most significant  difference between the Acquired Fund and the Acquiring Fund is that the Acquiring  Fund does not have a mandate  regarding  "insured  municipal securities."  Insured  municipal  securities are debt securities issued by or on behalf of a state or territory, its agencies, instrumentalities,  municipalities or other political sub-divisions, for which such issuers have obtained insurance for the payment of interest and principal  (when due) to the  bondholders.  This insurance is designed to protect  against  certain risks (as described  below) -
the  insurance,  however,  does not  guarantee  the market  value of the insured municipal  securities  held in a Fund's  portfolio and it does not guarantee the value of an investment in a Fund.

     The Acquired Fund has adopted a non-fundamental  investment  policy,  which may be changed with prior notice to  shareholders  (no  shareholder  approval is required),  to  invest  at least  80% of its net  assets  in  insured  municipal securities.  The Acquiring Fund has not adopted such an investment  policy.  The
Acquiring Fund may invest without  limitation in insured  municipal  securities;
however,  as of June 30,  2006,  only 28% of the  Acquiring  Fund's  assets were invested

in insured municipal  securities,  which has generally been typical with respect to the Acquiring Fund in the past.

     For further information about the investment objectives and policies of the
Funds, see "Comparison of Investment Objectives, Policies and Risks" below.

What are the principal risks associated with investments in the Funds?

     As with most  investments,  investments in the Funds involve certain risks.
There can be no guarantee  against losses resulting from an investment in either
Fund,  nor can  there  be any  assurance  that  either  Fund  will  achieve  its investment  objective.  Investments in the Funds involve risks  associated  with changes in  interest  rates,  market  conditions,  industry  conditions  and the financial  strength of issuers of the portfolio  securities  held by a Fund. The risks  associated  with an  investment  in the Acquired  Fund are  substantially identical to the risks  associated  with an investment  in the  Acquiring  Fund.
However,  to the extent that the  Acquired  Fund  invests  more of its assets in insured  municipal  securities as compared to the Acquiring  Fund,  the Acquired
Fund may be subject to less  credit risk  because  the  payment of interest  and principal  with respect to such insured  municipal  securities  is insured by an insurance  company.  There is no assurance,  however,  that an insurance company will meet its obligations with respect to the insured municipal securities.

     Also, both Funds are considered to be "non-diversified,"  meaning that they may invest more of their assets in a fewer  number of issuers  than  diversified funds.  Accordingly,  to the  extent  that a Fund  invests  its  assets in fewer issuers as compared to a diversified fund, the Fund may be more susceptible than a fully diversified fund to adverse economic, political, business, or regulatory developments  affecting a single issuer,  industry, or economic sector. This, in turn, can affect the Fund's net asset value.

     For further  information  about the risks of  investing  in the Funds,  see
"Comparison of Investment Objectives, Policies and Risks" below.

What are the general tax consequences of the Transaction?

     It is expected  that  shareholders  of the Acquired Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of the Acquiring Fund pursuant to the  Transaction.  You should,  however,  consult your tax adviser regarding the effect, if any, of the
Transaction in light of your individual  circumstances.  You should also consult
your  tax  adviser  about  other  state  and  local  tax   consequences  of  the
Transaction,  if any,  because the  information  about tax  consequences in this document relates to the federal income tax consequences of the Transaction only.
For  further  information  about the  federal  income  tax  consequences  of the
Transaction,  see  "Information  About  the  Transaction  -  What  are  the  tax
consequences of the Transaction?"

Who manages the Funds?

     The   management   of  the  business  and  affairs  of  each  Fund  is  the
responsibility  of the Board of the  applicable  Trust.  The  Boards  and senior management select officers who are responsible for the day-to-day  operations of the Funds.

     DMC  manages  the  assets  of each  of the  Funds  and  makes  each  Fund's investment  decisions.  DMC is a series of Delaware  Management  Business Trust, which is an indirect  subsidiary of Delaware Management  Holdings,  Inc., and is located at 2005 Market Street,  Philadelphia,  Pennsylvania  19103.  DMC and its
predecessors have been managing the assets of the Delaware Companies since 1938.
As of June 30, 2006, DMC and its affiliates  within  Delaware  Investments  were managing  in  the  aggregate  more  than  $145  billion  in  assets  in  various institutional or separately managed, investment company and insurance accounts.

     In addition, the portfolio managers for the Acquired Fund and the Acquiring
Fund  are the  same.  There  will be no  management  changes  involved  with the proposed  Transaction.  As a result, the following  individuals will continue to manage the Acquiring Fund after completion of the Transaction:

     Joseph R. Baxter and Robert F.  Collins  have  primary  responsibility  for making  the  day-to-day  investment  decisions  for the  Acquired  Fund  and the
Acquiring Fund. Mr. Baxter assumed responsibility for both Funds on May 22, 2003 and Mr. Collins assumed responsibility for both Funds on June 25, 2004.

     Joseph R. Baxter, Senior Vice President,  Head of Municipal Bond Department
and Senior Portfolio Manager,  joined Delaware Investments in 1999. He heads the firm's municipal bond department and is responsible for setting the department's investment  strategy.  He is also a co-portfolio manager of the firm's municipal bond fund clients and several other client  accounts.  Before  joining  Delaware
Investments,  he held investment  positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds.

     Robert F. Collins,  Senior Vice President/Senior  Portfolio Manager, joined
Delaware  Investments  in 2004 and is a  co-portfolio  manager of several of the firm's municipal bond fund clients and other client  accounts.  Prior to joining
Delaware  Investments,  he spent five  years as a  co-manager  of the  municipal portfolio management group within PNC Advisors,  where he oversaw the tax-exempt investments of high net worth and institutional accounts. Before that, he headed the municipal fixed income team at Wilmington Trust,  where he managed funds and high net worth  accounts.  Mr. Collins  earned a bachelor's  degree in economics from  Ursinus  College,  and he is  also a  former  president  of the  Financial
Analysts of Wilmington, Delaware.

What are the fees and  expenses  of each Fund and what  might  they be after the
Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge  structure  for each Fund is identical and the operating

expenses  shown are based on expenses  incurred  during each Fund's  fiscal year ended August 31, 2005.

                                 FEE TABLES FOR
                THE MINNESOTA INSURED FUND AND THE MINNESOTA FUND

A.  Class A Shares
                                                               Actual                 Pro forma
                                                  ---------------------------------   Minnesota
                                                       Minnesota       Minnesota      Fund -
                                                  Insured Fund -          Fund -      Class A After
                                                         Class A         Class A      Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage of
  offering price)..............................           4.50%          4.50%           4.50%
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)..........            None(1)        None(1)         None(1)

Annual Fund Operating Expenses
(deducted from Fund assets)
  Management Fees..............................           0.50%          0.55%           0.54%
  Distribution and Service (12b-1) Fees........           0.25%          0.25%           0.25%
  Other Expenses...............................           0.15%          0.14%           0.14%(5)
                                                       --------       --------        --------
  Total Annual Fund Operating Expenses.........           0.90%          0.94%           0.93%
  Fee Waiver/Expense Reimbursement.............          (0.01%)(2)     (0.01%)(2)      (0.03%)(6)
                                                       --------       --------        --------
  Net Expenses.................................           0.89%          0.93%           0.90%
                                                       ========       ========        ========

B.  Class B Shares
                                                               Actual                 Pro forma
                                                  ---------------------------------   Minnesota
                                                       Minnesota       Minnesota      Fund -
                                                  Insured Fund -          Fund -      Class B After
                                                         Class B         Class B      Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage of
  offering price)..............................            None           None            None
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)..........           4.00%(3)       4.00%(3)        4.00%(3)

Annual Fund Operating Expenses
(deducted from Fund assets)
  Management Fees..............................           0.50%          0.55%           0.54%
  Distribution and Service (12b-1) Fees........           1.00%          1.00%           1.00%
  Other Expenses...............................           0.15%          0.14%           0.14%(5)
                                                       --------       --------        --------
  Total Annual Fund Operating Expenses.........           1.65%          1.69%           1.68%
  Fee Waiver/Expense Reimbursement.............          (0.01%)(2)     (0.01%)(2)      (0.03%)(6)
                                                       --------       --------        --------
  Net Expenses.................................           1.64%          1.68%           1.65%
                                                       ========       ========        ========

C.  Class C Shares
                                                               Actual                 Pro forma
                                                  ---------------------------------   Minnesota
                                                       Minnesota       Minnesota      Fund -
                                                  Insured Fund -          Fund -      Class C After
                                                         Class C         Class C      Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
  Imposed on Purchases (as a percentage of
  offering price)..............................            None           None            None
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)..........           1.00%(4)       1.00%(4)        1.00%(4)

Annual Fund Operating Expenses
(deducted from Fund assets)
  Management Fees..............................           0.50%          0.55%           0.54%
  Distribution and Service (12b-1) Fees........           1.00%          1.00%           1.00%
  Other Expenses...............................           0.15%          0.14%           0.14%(5)
                                                       --------       --------        --------
  Total Annual Fund Operating Expenses.........           1.65%          1.69%           1.68%
  Fee Waiver/Expense Reimbursement.............          (0.01%)(2)     (0.01%)(2)      (0.03%)(6)
                                                       --------       --------        --------
  Net Expenses.................................           1.64%          1.68%           1.65%
                                                       ========       ========        ========

(1) A purchase  of Class A shares of $1 million or more may be made at net asset value.  However, if you buy the shares through a financial advisor who is paid a commission,  a contingent  deferred sales charge will apply to redemptions  made within two years of purchase. Additional Class A purchase options that involve a contingent  deferred sales charge may be permitted from time to time and will be disclosed in the applicable Fund's Prospectus if they are available.
(2) DMC has contracted to waive its fee and/or pay expenses of each Fund through
December 31, 2006, in order to prevent total operating  expenses  (excluding any
12b-1 fees, taxes, interest,  brokerage fees, extraordinary expenses and certain insurance  costs)  from  exceeding  0.68% of  average  daily  net  assets of the
Minnesota  Fund and 0.64% of average daily net assets of the  Minnesota  Insured
Fund.
(3) If you redeem Class B shares  during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which declines to 3.00%
during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(4) Class C shares  redeemed  within one year of purchase are subject to a 1.00%
contingent deferred sales charge.
(5)  Included  in  "Other  Expenses"  are the  one-time  estimated  costs of the
Transaction,  which are anticipated to total  approximately  $109,189,  of which
$36,396 is applicable to the Minnesota  Fund. The costs of the  Transaction  are not subject to the fee waiver  currently in place.  If the one-time costs of the
Transaction were not included,  "Total Annual Fund Operating  Expenses" and "Net
Expenses"  would be 0.92% and 0.89%,  1.67% and 1.64% and 1.67% and  1.64%,  for
Class A, Class B and Class C shares, respectively.
(6) DMC has  contractually  agreed to waive its fee and/or pay  expenses  of the
Minnesota Fund for at least one year after the Closing Date of the  Transaction, in order to prevent total operating  expenses  (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary  expenses and certain insurance costs)
from exceeding 0.64% of average daily net assets of the Minnesota Fund.

Examples

     These  examples  are intended to help you compare the costs of investing in
Minnesota  Insured  Fund shares with the cost of  investing  in  Minnesota  Fund shares of the comparable class,  both before and after the Transaction.  You can also use these  examples  to compare  the costs of these Funds with the costs of other  mutual  funds.  We show  the  cumulative  amount  of Fund  expenses  on a hypothetical  investment  of  $10,000  in the  Minnesota  Insured  Fund  and the
Minnesota  Fund for the time periods  indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year.(1) These are examples only and do not represent future expenses,  which may be greater or less than those shown below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares                       1 Year     3 Years     5 Years     10 Years
Minnesota Insured Fund                $537        $723        $925       $1,507
Minnesota Fund                        $541        $735        $946       $1,552
Pro forma Minnesota Fund (after
the Transaction)                      $538        $730        $939       $1,539

Class B Shares(2)                    1 Year     3 Years     5 Years     10 Years
Minnesota Insured Fund                $567        $744       $1,046      $1,754
Minnesota Fund                        $571        $757       $1,067      $1,798
Pro forma Minnesota Fund (after
the Transaction)                      $568        $752       $1,060      $1,785

Class C Shares                       1 Year     3 Years     5 Years     10 Years
Minnesota Insured Fund                $267        $519        $896       $1,954
Minnesota Fund                        $271        $532        $917       $1,997
Pro forma Minnesota Fund (after
the Transaction)                      $268        $527        $910       $1,984

You would pay the following  expenses on the same investment if you did not sell your shares:

Class B Shares(2)                    1 Year     3 Years     5 Years     10 Years
Minnesota Insured Fund                $167        $519        $896       $1,754
Minnesota Fund                        $171        $532        $917       $1,798
Pro forma Minnesota Fund (after
the Transaction)                      $168        $527        $910       $1,785

Class C Shares                       1 Year     3 Years     5 Years     10 Years
Minnesota Insured Fund                $167        $519        $896       $1,954
Minnesota Fund                        $171        $532        $917       $1,997
Pro forma Minnesota Fund (after
the Transaction)                      $168        $527        $910       $1,984

(1)  Each  Fund's  actual  rate  of  return  may be  greater  or less  than  the hypothetical  5% return we used here.  This example  reflects the net  operating expenses with expense waivers for the one-year  contractual period and the total operating expenses without expense waivers for years two through ten.
(2) The Class B example  reflects  the  conversion  of Class B shares to Class A shares after eight  years.  Information  for the ninth and tenth years  reflects expenses of the Class A shares.

     These are just examples.  They do not represent past or future  expenses or returns. Each of the Funds pays its own operating expenses. The effects of these expenses are  reflected  in the net asset value and are not directly  charged to your  account.  The  expenses  of each of the Funds are  comprised  of  expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular  series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section "Reasons for the  Transaction," the Board of each  Trust  considered  a  number  of  factors  when  reviewing  the  Plan  and considering the proposed  Transaction.  The performance history of the Funds, as of June 30,  2006,  was  among  the  factors  that the  Boards  considered.  The performance  history of the Funds  (without  sales  charges)  as of that date is shown below:

                                   Average Annual Total Returns as of June 30,
                                                       2006
Fund and Class                      1 Year     3 Years     5 Years     10 Years
                                     0.26%       2.94%       4.60%        5.12%
Minnesota Insured Fund--Class A
Minnesota Fund--Class A              0.74%       3.72%       5.28%        5.44%

Minnesota Insured Fund--Class B     (0.49%)      2.18%       3.82%        4.49%
Minnesota Fund--Class B             (0.01%)      2.94%       4.49%        4.83%

Minnesota Insured Fund--Class C     (0.58%)      2.17%       3.83%        4.34%
Minnesota Fund--Class C              0.07%       3.00%       4.51%        4.68%

Where can I find more financial information about the Funds?

     The Acquiring Fund's Annual Report, which is included with the Statement of
Additional  Information,  and  the  Acquired  Fund's  Annual  Report  contain  a discussion  of the Funds'  performance  during the past fiscal year and show per share information for each of the past five fiscal years.  These documents,  and
the  Funds'  Semi-Annual  Reports,  are  available  upon  request.   (See  "More
Information  About  the  Funds.")  The Fund  Prospectus  also  contains  further financial information about the Acquiring Fund.

What are other key features of the Funds?

     Investment Management Fees. DMC is the investment manager of each Fund. DMC has entered into separate investment management agreements relating to each Fund that  provide for  reductions  in fee rates for a Fund as the assets of the Fund increase. The investment management fees for the Funds are:

------------------------------- ------------------------------------------------
             Fund                            Investment Management Fee
------------------------------- ------------------------------------------------
Acquired Fund                   0.50% on first $500 million
                                0.475% on next $500 million
                                0.45% on next $1.5 billion
                                0.425% on assets in excess of $2.5 billion
------------------------------- ------------------------------------------------
Acquiring Fund                  0.55% on first $500 million
                                0.50% on next $500 million
                                0.45% on next $1.5 billion
                                0.425% on assets in excess of $2.5 billion
------------------------------- ------------------------------------------------

     DMC has contracted to waive that portion,  if any, of the annual management fees  payable  by each  Fund and to pay  certain  expenses  of each Fund for the period  through  December  31, 2006 to the extent  necessary  to limit the total operating  expenses  of each  Fund to the  levels  described  in the Fee  Tables beginning  on page __.  Moreover,  once the  Transaction  is  complete,  DMC has contractually  agreed to waive its fee and/or pay expenses of the Acquiring Fund for at least  one year  after  the  Closing  Date,  in  order to  prevent  total operating expenses (excluding any 12b-1 fees, taxes,  interest,  brokerage fees, extraordinary  expenses and certain  insurance  costs) from  exceeding  0.64% of average  daily net assets of the  Acquiring  Fund.  DMC's fee  waiver  after the
Closing Date also is reflected in the pro forma Fee Tables beginning on page __.

     Distribution Services. Pursuant to underwriting agreements relating to each
Fund, Delaware Distributors,  L.P. ("DDLP"),  2005 Market Street,  Philadelphia,
Pennsylvania  19103,  serves as the national  distributor  for the shares of the
Funds.  DDLP pays the expenses of the promotion and  distribution  of the Funds'
shares,  except for  payments by the Funds on behalf of Class A shares,  Class B shares  and  Class C shares  under  their  respective  12b-1  Plans.  DDLP is an indirect  subsidiary of Delaware Management  Holdings,  Inc. and an affiliate of
DMC.

     Pursuant  to  a  contractual   arrangement  with  DDLP,  Lincoln  Financial
Distributors,  Inc.  ("LFD"),  2001 Market  Street,  Philadelphia,  Pennsylvania
19103-7055,  is  primarily  responsible  for  promoting  the sale of Fund shares through broker/dealers,  financial advisors and other financial  intermediaries.
LFD is also an affiliate of DDLP and DMC.

     Rule 12b-1  Plans.  Each Fund has adopted a separate  distribution  plan or
"Rule  12b-1  Plan" for each of its Class A shares,  Class B shares  and Class C shares  (collectively,  the "Rule 12b-1 Plans" and, each  individually,  a "Rule
12b-1 Plan").

     Each Rule 12b-1 Plan permits the relevant  Fund to pay out of the assets of the Class A shares,  Class B shares and Class C shares,  as applicable,  monthly fees to DDLP for its services and expenses in distributing  and promoting shares of such  classes.  These  expenses  may include,  among  others,  preparing  and distributing advertisements,  sales literature and prospectuses and reports used for sales  purposes,  compensating  sales and  marketing  personnel,  and paying distribution  and maintenance  fees to securities  brokers and dealers who enter into dealer agreements with DDLP. The Rule 12b-1 Plan expenses relating to Class
B shares  and  Class C  shares  are also  used to pay  DDLP  for  advancing  the commission costs to dealers with respect to the initial sale of such Class B and
Class C shares.  In  addition,  each Fund's Rule 12b-1 Plan permits the relevant
Fund to make  payments  out of the assets of the Class A shares,  Class B shares and Class C shares to other unaffiliated  parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

     The maximum  aggregate annual fee payable by each Fund under its Rule 12b-1
Plans and each Fund's Distribution Agreement is, on an annual basis: up to 0.25%
of the  average  daily net assets of Class A shares;  and up to 1.00%  (0.25% of which are  service  fees to be paid to DDLP,  dealers  and others for  providing personal service and/or maintaining shareholder accounts) of Class B shares' and
Class C shares'  average daily net assets.  The Boards for the Trusts may reduce these  amounts at any time.  DDLP may  contractually  waive  these  amounts or a portion of the amount at any time. All of the distribution  expenses incurred by
DDLP and others, such as

                                       10

broker/dealers,  in excess of the amount paid on behalf of Class A shares, Class
B shares and Class C shares are borne by such persons without any  reimbursement on behalf of such Classes.

     Purchase, Exchange and Redemption Procedures.  Procedures for the purchase, exchange and  redemption of each Fund's shares are  identical.  You may refer to the Fund  Prospectus  under the section  entitled  "About Your  Account" for the purchase,  exchange,  and  redemption  procedures  applicable to the  purchases, exchanges and redemptions of the Acquiring Fund's shares.

     Dividends,  Distributions and Taxes. For each Fund,  dividends are declared daily and paid monthly,  while capital gains, if any, are distributed  annually.
For more information about dividends,  distributions and the tax implications of investing  in the  Acquiring  Fund,  please  see the Fund  Prospectus  under the section entitled "About Your Account--Dividends, distributions and taxes."

                           REASONS FOR THE TRANSACTION

     Based on the  considerations  described  below,  the Boards,  including the trustees  who are  deemed to be  independent  trustees  (each,  an  "Independent
Trustee" and,  collectively,  the  "Independent  Trustees") under the Investment
Company Act of 1940, as amended (the "1940 Act"), on behalf of the Acquired Fund and the Acquiring Fund,  have  determined  that the Transaction  would be in the best interest of the Acquired Fund and the Acquiring Fund and that the interests of the Acquired Fund's and the Acquiring Fund's existing  shareholders would not be diluted as a result of the Transaction.

     At a meeting of the Boards for the Trusts held on August 16-17,  2006,  DMC presented  the Plan to the Trustees  and  provided  the  Trustees  with data and analysis  regarding  the  proposed  Transaction.  At  the  meeting,  the  Boards considered a number of factors, including the following:

     o    The  compatibility  of  the  Acquired  Fund's  investment   objective,
          policies and restrictions with the investment objective,  policies and restrictions of the Acquiring Fund;

     o    The relative  investment  performance  and yields of the Acquired Fund and the Acquiring Fund;

     o    The relative  size of the Acquired  Fund as compared to the  Acquiring
          Fund both before and after the Transaction;

     o    The relative expense ratios of the Funds and the anticipated impact of the proposed  Transaction  on the expense ratios of the Acquiring Fund both before and after expense caps and fee waivers;

     o    The proposal of DMC to cap the  Acquiring  Fund's total  expenses once the  Transaction  is  completed  for a  one-year  period  so that  the
          Acquiring  Fund's  total

                                       11

          expenses,  as a percentage of average net assets,  are the same as the
          Acquired Fund's total expenses, as a percentage of average net assets, before the Transaction;

     o    The  anticipated  federal income tax  consequences  of the Transaction with respect to each Fund and its shareholders;

     o    The  estimated  costs of the  Transaction  and the extent to which the
          Funds would bear a portion of such costs; and

     o    The   potential   benefits  of  the  proposed   Transaction   for  the
          shareholders of the Acquired Fund and the Acquiring Fund.

     The Boards noted that the  investment  objective  for the Acquired  Fund is identical to the investment  objective of the Acquiring Fund and that both Funds are required to invest 80% of their net assets in Minnesota municipal securities and other  obligations  that offer similar tax  benefits.  The Boards also noted
that the  portfolio  of the  Acquired  Fund has  historically  been  managed  in substantially the same manner as the portfolio of the Acquiring Fund. The Boards considered  the  differences  with respect to the Funds'  investments in insured municipal  securities and the relative  differences in the credit quality of the portfolios'  investments.  The materials  provided to the Boards also  explained
that  the   investment   strategies  and  policies  of  the  Acquired  Fund  are
substantially similar to the investment strategies and policies of the Acquiring
Fund,  except that the  Acquiring  Fund is not required to invest 80% of its net assets in "insured  securities,"  and the Acquiring Fund may invest up to 20% of its total assets in  non-investment  grade securities  whereas the Acquired Fund may invest up to 20% of its total  assets in  non-insured  municipal  securities that are investment grade.

     DMC  informed the Boards that,  in its view,  shareholders  of the Acquired
Fund, which is required to invest substantially in insured municipal securities, could benefit from investing in the Acquiring Fund, which does not have a policy requiring it to invest in insured  municipal  securities,  due to the  decreased price volatility associated with non-insured municipal securities in the current rising interest rate environment. Additionally, DMC informed the Boards that the demand for insured  municipal  bond funds is limited,  especially in the current lower yield environment.

     With respect to  performance,  the materials  provided to the Boards showed that the Acquiring Fund's Class A shares had a stronger  performance  record for the trailing 1-year, 3-year, 5-year and 10-year periods (through June 30, 2006).
In addition,  over the trailing 1-year,  3-year, 5-year and 10-year periods, the
Acquiring Fund had a stronger  performance  rank relative to its Lipper category
(Minnesota  Municipal  Debt Funds) than does the  Acquired  Fund which is in the same Lipper category.  The materials also demonstrated that the 30-day SEC yield of the Acquiring  Fund is higher than the Acquired  Fund's yield (as of June 30,
2006).  As a result,  DMC advised the Boards that  shareholders  of the Acquired
Fund also may benefit from a higher income stream.

                                       12

     The  Boards  also  considered  sales  and  redemption  data  as well as the respective  asset  levels of each Fund as  presented  by DDLP.  The  information provided to the Boards  indicated  that the Acquiring Fund had positive net cash flow while the  Acquired  Fund had  negative  net cash flow during the  one-year period  ended  December 31, 2005 and the  six-month  period ended June 30, 2006.
DDLP also reported that the Acquiring Fund is  significantly  larger in terms of total asset level than the  Acquired  Fund and that  shareholders  of both Funds could  benefit  from the growth in assets  realized by combining  the Funds,  as explained more fully below.

     In  deciding   whether  to  recommend   approval  of  the   Transaction  to
shareholders,  the Boards also  considered  the fees and  expense  ratios of the
Acquiring  Fund and the  Acquired  Fund and the impact of existing  and proposed contractual  fee  waivers of such  expense  ratios.  The Boards  considered  the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by reaching or  utilizing, to a greater extent,  breakpoints in investment  management fees, although there can be no assurance  that  operational  savings  will be realized.  At the Board meetings,  DMC informed the Boards that,  with the  contractual  fee waivers and expense  limitations in place at that time, the total expenses for the Acquiring
Fund (excluding the one-time costs of the  Transaction) are slightly higher than the total  expenses of the Acquired Fund on Class A, Class B and Class C shares.
The  Boards  also  considered  that the  contractual  fee  waivers  and  expense limitations  were due to expire on December  31, 2006.  In  addition,  the Board noted that DMC has  implemented  a contractual  expense  waiver on the Acquiring
Fund which must remain in effect through December 31, 2006 and that this expense limitation will not change as a result of the Transaction.  Moreover,  the Board considered  the proposal of DMC to cap the Acquiring  Fund's total expenses once the Transaction is completed for a one-year period following the Closing Date so that the Acquiring  Fund's total expenses  (notwithstanding  the expenses of the
Transaction),  as a  percentage  of  average  net  assets,  are the  same as the
Acquired  Fund's total expenses,  as a percentage of average net assets,  before the  Transaction.  Finally,  DMC also reported that Acquiring Fund  shareholders could  benefit  from:  (i) the  savings  the  Acquiring  Fund  would  realize in acquiring municipal securities and other assets in the Transaction as opposed to purchasing them in the open market;  (ii) the fact that the Acquiring Fund would receive  securities  from the Acquired  Fund at  substantially  higher  embedded yields than are available on similar securities in the current marketplace;  and
(iii) the fact that the Acquiring  Fund would  maintain its high overall  credit quality after the  Transaction  with a less  significant  decrease in yield than would be possible were DMC to purchase similar securities in the open market.

     DMC  informed  the Boards  that the  Transaction  will be  structured  as a tax-free  reorganization.  DMC also  informed  the  Boards as to the cost of the
Transaction,  including the costs  associated with the  solicitation of proxies.
The Boards  considered  that the  expenses  of the  Transaction  would be shared one-third by the Acquiring Fund, one-third by the Acquired Fund and one-third by
DMC.

     The Boards of the Trusts approved the Plan, concluding that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund and that no dilution  of value  would  result to the  shareholders  of either  Fund from the
Transaction.  The Board of Voyageur Insured Funds then decided to recommend that shareholders of the Acquired Fund vote to approve the

                                       13

Transaction.   The  Trustees   approving  the  Plan  and  making  the  foregoing
determinations included all of the Independent Trustees.

   For the reasons discussed above, the Board of Trustees of Voyageur Insured
  Funds, on behalf of the Acquired Fund, unanimously recommends that you vote
                               FOR the Proposal.

     If the shareholders of the Acquired Fund do not approve the Plan, the Board of Voyageur  Insured Funds may consider other possible courses of action for the
Acquired Fund, including liquidation and dissolution.

                 INFORMATION ABOUT THE TRANSACTION AND THE PLAN

     This is only a  summary  of the  Plan.  You  should  read the  actual  Plan relating  to the  Transaction,  which is  attached  as  Exhibit A to this  Proxy
Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

     If the  shareholders of the Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

     If the  shareholders  of the Acquired  Fund approve the Plan,  the Acquired
Fund will deliver to the Acquiring Fund  substantially  all of its assets on the
Closing Date. In exchange,  Voyageur  Insured  Funds,  on behalf of the Acquired
Fund, will receive the Acquiring Fund's shares to be distributed pro rata to the
Acquired  Fund's  shareholders.  The value of the assets to be  delivered to the
Acquiring  Fund shall be the value of such  assets  computed  as of the close of business of the New York Stock  Exchange,  Inc.  ("NYSE")  (normally  4:00 p.m.,
Eastern Time) on the last business day prior to the Closing Date.

     If the  Transaction  is approved,  the stock transfer books of the Acquired
Fund will be  permanently  closed as of the close of business of the NYSE on the business day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time.  Requests  received after that time will be  considered  requests to redeem  shares of the Acquiring
Fund.

     To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Boards of the Trusts. The respective Boards may also agree to terminate and abandon the  Transaction at any time before or after the approval of  shareholders  of the Acquired Fund or may terminate and abandon the  Transaction  if certain  conditions  required  under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

     The  expenses  resulting  from the  Acquired  Fund's  participation  in the
Transaction,  including solicitation of proxies, will be shared by the following parties in the percentages indicated: 33.33% by the Acquired Fund, 33.33% by the
Acquiring Fund, and 33.34% by DMC.

                                       14

The Funds will bear these transaction costs without regard to any of the expense limits noted above.

What are the tax consequences of the Transaction?

     The  Transaction  is intended to qualify as a tax-free  reorganization  for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986,  as  amended  (the  "Code").  Based  on  certain  assumptions  made and representations  to be received  from each Trust on behalf of the Acquired  Fund and the Acquiring  Fund, it is expected that Stradley,  Ronon,  Stevens & Young,
LLP will provide a legal opinion  that,  for federal  income tax  purposes,  (i)
shareholders  of the  Acquired  Fund  will not  recognize  any gain or loss as a result of the exchange of their  shares of the  Acquired  Fund for shares of the
Acquiring  Fund,  and (ii) the  Acquiring  Fund  and its  shareholders  will not recognize any gain or loss upon receipt of the Acquired Fund's assets.

     Following the Transaction,  any capital loss carryovers  (together with any current year loss and net unrealized depreciation in the value of the assets) of the Acquired Fund will be subject to an annual limitation for federal income tax purposes.  Capital losses can generally be carried  forward to each of the eight
(8) taxable  years  succeeding  the loss year to offset  future  capital  gains.
However,  this limitation may result in a portion of the capital loss carryovers of the Acquired Fund,  which might otherwise have been utilized to offset future capital gains, to expire  unutilized.  At its fiscal year ended August 31, 2005, the  Acquired  Fund had no capital  loss  carryovers.  As of July 7,  2006,  the
Acquired  Fund on a  tax-basis  had net  realized  long-term  capital  losses of
$185,821 and net unrealized appreciation of investments of $11,577,241.

     After the Transaction, you will continue to be responsible for tracking the adjusted  tax basis and holding  period for your  shares for federal  income tax purposes.  You should consult your tax adviser  regarding the effect, if any, of the  Transaction  in light of your  individual  circumstances.  You should  also consult your tax adviser about the state and local tax consequences,  if any, of the  Transaction  because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Fund?

     If the  Transaction is approved by the Acquired Fund's  shareholders,  full and fractional  shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance  with the procedures  described  above.  When issued, each share will be validly issued and fully paid and non-assessable. The
shares  of  the  Acquiring  Fund  will  be  recorded   electronically   in  each
shareholder's  account. The Acquiring Fund will then send a confirmation to each shareholder.  As of the Closing  Date,  any  outstanding  certificates,  if any, representing shares of the Acquired Fund will be cancelled.

     The  Acquiring  Fund shares to be issued in the  Transaction  have the same rights and  privileges  as the shares of the Acquired  Fund.  For  example,  all shares have non-cumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of

                                       15

the  members of the Board.  If this  happens,  holders of the  remaining  shares voting will not be able to elect any trustees.

     Like the Acquired  Fund,  the Acquiring Fund does not routinely hold annual meetings of  shareholders.  The  Acquiring  Fund may hold  special  meetings for matters  requiring  shareholder  approval.  A meeting  of the  Acquiring  Fund's shareholders  may also be called at any time by the Board or by the  chairperson of the Board or by the president.

     For  purposes of  calculating  any  applicable  contingent  deferred  sales charges,  the  period  you have held your  shares in the  Acquired  Fund will be counted  toward,  and  carried  over as,  the  holding  period of the shares you receive in the Acquiring Fund.

What are the  capitalizations of the Funds and what might the capitalizations be after the Transaction?

     The  following  table sets forth,  as of February  28,  2006,  the separate capitalizations  of the Acquired Fund and the Acquiring  Fund, and the estimated capitalization  of the Acquiring Fund as adjusted to give effect to the proposed
Transaction.  The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

                                                                                    Acquiring Fund
                                                                 Pro Forma          after
                                                                 Adjustments to     Transaction
                                Acquired Fund   Acquiring Fund   Capitalization(1)  (estimated)

Net assets (all classes)          $238,727,102     $403,632,806         ($72,792)    $642,287,116
Total shares outstanding            21,800,442       32,247,619                        51,318,093

Class A net assets                $214,789,192     $376,235,697         ($66,673)    $590,958,216
Class A shares outstanding          19,615,153       30,062,381                        47,223,624
Class A net asset value per
share                                   $10.95           $12.52                            $12.51

Class B net assets                 $11,487,928      $12,965,091          ($2,920)     $24,450,099
Class B shares outstanding           1,050,054        1,035,103                         1,952,216
Class B net asset value per
share                                   $10.94           $12.53                            $12.52

Class C net assets                 $12,449,982      $14,432,018          ($3,199)     $26,878,801
Class C shares outstanding           1,135,235        1,150,135                         2,142,253
Class C net asset value per
share                                   $10.97           $12.55                            $12.55

(1)The adjustments reflect the costs of the Transaction incurred by each Fund.

                                       16

                COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES,
                               POLICIES AND RISKS

     This section  describes the  investment  objectives,  principal  investment strategies and the key investment  policies of the Funds, and certain noteworthy differences  between such  objectives,  strategies and policies,  as well as the risks associated with such objectives,  strategies and policies.  For a complete description of the Acquiring Fund's investment  strategies,  policies and risks,
you   should   read  the  Fund   Prospectus,   which   accompanies   this  Proxy
Statement/Prospectus.

Are there any significant  differences between the investment  objectives of the
Acquired Fund and the Acquiring Fund?

     The  investment  objective  of  the  Acquired  Fund  is  identical  to  the investment  objective of the Acquiring  Fund. Each Fund seeks as high a level of current  income  exempt from  federal  income tax and from the  Minnesota  state personal income tax as is consistent with  preservation of capital.  Each Fund's investment  objective  is  fundamental  and may  not be  changed  without  prior shareholder approval.

Are there any  significant  differences  between the  investment  strategies and policies of the Acquired Fund and the Acquiring Fund?

     The   investment   strategies   and  policies  of  the  Acquired  Fund  are
substantially  similar,  but not  identical,  to the  investment  strategies and policies of the Acquiring Fund. Both Funds have adopted a fundamental investment policy to seek to achieve their investment  objectives by investing at least 80%
of their net assets in municipal  securities that are exempt from federal income taxes,  including the federal  alternative  minimum tax, and the Minnesota state personal income tax. A Fund may not change its fundamental  investment  policies and  restrictions  without  prior  shareholder  approval.  As  a  result,  these fundamental  investment  policies  for a Fund  may not be  changed  without  the approval of the lesser of (i) a majority of the outstanding  shares of the Fund, or (ii) 67% or more of the shares present at a meeting of  shareholders at which the  holders  of  more  than  50% of  the  outstanding  shares  are  present  or represented by proxy at the meeting ("Majority Vote").

     The most significant difference between the Acquired Fund and the Acquiring
Fund is that the  Acquiring  Fund  does not have a  mandate  regarding  "insured municipal  securities."  Insured municipal securities are debt securities issued by or on  behalf  of a state  or  territory,  its  agencies,  instrumentalities, municipalities  or other  political  sub-divisions,  for which such issuers have obtained  insurance for the payment of interest and principal  (when due) to the bondholders.  This  insurance is designed to protect  against  certain risks (as described below) - the insurance,  however,  does not guarantee the market value of the insured  municipal  securities held in a Fund's portfolio and it does not guarantee the value of a  shareholder's  investment in a Fund. The Acquired Fund has adopted a non-fundamental investment policy, which may be changed with prior notice to shareholders (no shareholder approval is required), to invest at least
80% of its net assets in insured  municipal  securities.  The Acquiring Fund has not adopted such an investment  policy.  The Acquiring  Fund may invest  without limitation in insured municipal  securities;  however, as of June 30, 2006, only
28%  of  the  Acquiring  Fund's  assets  were  invested

                                       17

in insured municipal  securities,  which has generally been typical with respect to the Acquiring Fund in the past.

     Each Fund invests  primarily in tax-exempt  obligations,  commonly known as municipal bonds, which are debt obligations issued by or on behalf of a state or territory,  its agencies,  instrumentalities,  municipalities or other political sub-divisions.  There are several different types of municipal bonds,  including general  obligation bonds and revenue bonds.  Each Fund is required to derive at least 95% of its income from Minnesota obligations. The Acquired Fund may invest in general  obligation  and revenue bonds,  provided  that,  under normal market conditions and after the application of insurance,  at least 80% of the Acquired
Fund's net assets are invested in insured municipal securities that are rated at least AAA by Standard & Poor's Ratings Services ("S&P") or an equivalent  rating by another nationally recognized statistical rating organization ("NRSRO").  The
Acquired  Fund may not  invest in  non-investment  grade  municipal  securities, commonly referred to as high-yield  securities.  In addition,  the Acquired Fund may invest up to 20% of its total  assets in  non-insured  municipal  securities that are  investment  grade - i.e., are rated within one of the top four quality grades by an NRSRO or of equivalent quality, as determined by DMC.

     The Acquiring Fund does not have such  limitations  with respect to insured municipal  securities;  however,  the Acquiring Fund does have  limitations with respect  to the  credit  quality  of its  portfolio  securities.  As a matter of non-fundamental  policy, the Acquiring Fund will primarily invest in bonds rated in the top four rating  categories  by an NRSRO or bonds that are  unrated,  but which DMC, as the investment  manager,  determines to be of comparable  quality.
The  Acquiring  Fund  may  invest  up to 20% of its net  assets  in  high-yield, lower-rated  fixed income securities that are not investment grade, but will not invest in any  securities  that are rated  lower than B by S&P or an  equivalent rating by another NRSRO. The quality limitation applies at the time of purchase.

     As a result of the  Transaction,  shareholders in the Acquired Fund,  which invests primarily in insured municipal securities,  would become shareholders in the  Acquiring  Fund,  which does not  invest  primarily  in  insured  municipal securities.  The  Acquiring  Fund  may  invest  without  limitation  in  insured municipal securities; however, as described above, historically a portion of the
Acquiring  Fund's  assets have been  invested in insured  municipal  securities.
Note, however, that the average weighted credit quality of the portfolio of each
Fund  individually  was AA (as rated by S&P) as of June 30, 2006 and the average weighted  credit  quality  of the  portfolio  of the  Acquiring  Fund  after the
Transaction is currently expected to remain at AA.

     Each Fund may invest up to 20% of its assets in private activity or private placement  bonds.  Such  securities are used to finance  certain  non-government activities, and the interest income from these securities,  although exempt from federal income tax, is subject to the federal alternative minimum tax.

     Depending on market conditions and other factors, each of the Funds invests in  securities  with  maturities  of  varying  lengths.  In  general,  each Fund maintains  an average  effective  portfolio  maturity of between 5 and 30 years.
However,  as of June 30, 2006, each Fund's average effective  portfolio maturity was approximately 7 years.

                                       18

     Each Fund may invest without limit in municipal lease obligations primarily through certificates of participation.  Certificates of participation are widely used by state and local  governments  to finance the  purchase  of property  and facilities.

     Each Fund has adopted a non-fundamental policy that prohibits the Fund from concentrating  its investments in the securities of issuers primarily engaged in the same industry.  Generally, this investment restriction prohibits a Fund from investing 25% or more of the value of the Fund's assets in securities of issuers in any one industry.  Certain types of bonds and  obligations  are excluded from
this   restriction.   In  particular,   the  Funds'   restrictions  on  industry
concentration  do not  apply to  obligations  issued or  guaranteed  by the U.S.
government, its agencies or instrumentalities. In addition, each Fund may invest more than 25% of its total  assets in  certain  sectors  of the  municipal  bond market in  circumstances in which other  appropriate  investments may be limited
(e.g., housing, health care and utility). In addition, each Fund may invest more than 25% of its  total  assets in  industrial  development  bonds and  education bonds.

     The Funds are "non-diversified" for purposes of the 1940 Act. Generally,  a
"diversified"  investment  company may not,  with  respect to 75% of its assets, invest  more than 5% of its  assets in any one  issuer and may not own more than
10% of the outstanding voting securities of any one issuer. Because each Fund is non-diversified,  it is  not  subject  to  these  diversification  requirements.
Although the Funds are  non-diversified  for purposes of the 1940 Act, each Fund intends  to meet the  diversification  requirements  of a  regulated  investment company  under  Subchapter  M of the Code.  Under the Code,  the Funds  have the flexibility  to invest as much as 50% of their  assets in as few as two issuers, provided that no single issuer accounts for more than 25% of a Fund's portfolio.
The remaining 50% of a Fund's assets must be diversified so that no more than 5%
of a Fund's assets are invested in the securities of a single issuer.

     Each Fund may invest up to 25% of its assets in inverse  floaters  when the underlying  bond is tax-exempt.  Otherwise,  each Fund's  investments in taxable instruments, non-insured securities (for the Acquired Fund) and securities rated below investment grade (for the Acquiring Fund),  including  inverse floaters on taxable bonds, are limited to 20% of the Fund's net assets. Inverse floaters are instruments  with floating or variable  interest rates that move in the opposite direction to short-term interest rates or interest rate indices.

     Each  Fund  may  invest  up to an  aggregate  of 20% of its net  assets  in futures,  options  and  swaps,  so long  as each  Fund's  investments  in  these
securities  when  aggregated   with  other  taxable   instruments,   non-insured
securities (for the Acquired Fund) and securities  rated below  investment grade
(for the Acquiring Fund) do not exceed 20% of the Fund's net assets.

     When DMC, the Funds' investment  manager,  believes that unusual or adverse economic,  market or other conditions warrant a more defensive posture,  DMC may temporarily  select investments for a Fund other than those investments that are the  Fund's  primary  focus.  The  Acquiring  Fund may invest  without  limit in short-term, tax-exempt obligations on a temporary, defensive basis. The Acquired
Fund  may  invest  up to  35%  of  its  net  assets  in  short-term,  tax-exempt obligations,  without  obtaining  insurance,  provided that such investments are rated in

                                       19

either the highest  short-term or long-term  rating  category by an NRSRO.  When investing  in this  manner  a Fund  may be  unable  to  achieve  its  investment objective.

How do the fundamental investment restrictions of the Funds differ?

     The Funds have adopted identical  fundamental  investment  restrictions.  A
Fund may not change any of its  fundamental  investment  restrictions  without a prior  Majority  Vote of its  shareholders.  The  Acquiring  Fund's  fundamental investment  restrictions  are  listed  in  the  Acquiring  Fund's  Statement  of
Additional  Information  dated December 29, 2005 related to the Fund Prospectus, which is incorporated by reference into the Statement of Additional  Information relating to this Prospectus/Proxy Statement and is available upon request.

What are the risk factors associated with investments in the Funds?

     Like all  investments,  any investment in the Funds involves risk. There is no  assurance  that either Fund will meet its  investment  objectives.  A Fund's ability to achieve  its  objective  will  depend,  among  other  things,  on the portfolio  managers'  analytical and portfolio  management  skills. As with most investments in mutual funds,  the best results are achieved when  investments in the Funds are held for a number of years.

     The risks of  investing  in the Funds  are  basically  the same as those of other investments in municipal securities of similar quality. Investments in the
Funds are subject to several risks, which are summarized below.

     Interest Rate Risk.  Interest  rate risk is generally the most  significant type of risk for the Funds. Interest rate risk is the risk that securities,  and in particular bonds with longer  maturities,  will decrease in value if interest rates rise.  These changes can be  unpredictable,  and, as such,  the Funds will generally not try to increase  return by  aggressively  capitalizing on interest rate  changes.  Each Fund seeks to manage this risk by managing  the duration of the Fund's  portfolio  securities.  As of June 30,  2006,  each  Fund's  average effective  portfolio  maturity  was  approximately  seven  years and each Fund's average effective duration was five years.  Maturity is defined as the length of
time  until  a  bond  issuer  must  repay  the  underlying   loan  principal  to
bondholders.  Duration is a measurement  of a  fixed-income  investment's  price volatility;  the larger the number,  the greater the likely  price  change for a given change in interest rates.

     Market  Risk.  Market risk is the risk that a majority of  securities  in a certain  market--such  as  bonds--will  decline  in value  because  of  economic conditions,  future expectations or investor confidence. This risk may cause the price  fluctuation of a security  because of the changes in general economic and interest rate conditions that affect the bond market or municipal bond market as a whole. Additionally, the Funds may engage in transactions where payment occurs before the actual  delivery of the  security.  Because  the market  price of the security may fluctuate  during the time after  payment but prior to delivery,  a
Fund  assumes the risk that the value of the  security  at delivery  may be less than the purchase price.

     Industry and  Security  Risk.  Industry  risk is the risk that the value of
securities  in  a  particular   industry   will  decline   because  of  changing
expectations  for the performance of that

                                       20

industry.  Securities risk is the risk that the value of an individual  security will  decline  because  of  changing  expectations  for the  performance  of the individual  issuer of the  security.  To mitigate  this risk,  DMC spreads  each
Fund's  assets  across  different  types of  municipal  bonds  and  among  bonds representing different industries and regions within the State of Minnesota. DMC will generally concentrate investments in a particular sector when the supply of bonds in other  sectors  does not suit the Funds'  investment  needs.  This will expose a Fund to greater industry and security risk. However,  the Acquired Fund may be less  subject to  industry  and  security  risk than the  Acquiring  Fund because payment of interest and principal on a substantial  portion of the bonds in its portfolio is insured.

     Credit  Risk.  Credit  risk is the  possibility  that an  issuer  of a debt security--or  an entity that insures the debt  security--will  be unable to make interest payments on, and to pay the principal of, a security when due. A change in the credit  risk  associated  with a  particular  debt  security  may cause a corresponding change in that security's price and, therefore,  impact the Fund's net asset value.  The purpose of insurance is to protect against credit risk. In the  event of a  default  of an  insured  municipal  security,  the  insurer  is contractually  required to make  payments of interest  and  principal  under the terms of the  municipal  security.  To the extent that the Acquired Fund invests more of its assets in insured  municipal  securities or in  securities  that are more highly rated as compared to the  Acquiring  Fund,  the Acquired Fund may be subject to less credit risk.  There is no assurance,  however,  that the company insuring the payment of interest and principal when due to the bondholders  will meet its  obligations.  Moreover,  this  insurance does not guarantee the market value of the insured municipal securities held in a Fund's portfolio and it does not guarantee the value of an investment in a Fund. Note, however,  that despite these  differences  in the credit risk  associated  with each Fund,  the average weighted  credit quality of the portfolio of each Fund  individually  was AA (as rated by S&P) as of June 30, 2006 and the average weighted credit quality of the portfolio of the Acquiring Fund after the  Transaction is currently  expected to remain at AA.

     Call Risk.  Call risk is the  likelihood  that a  security  will be prepaid
(commonly  referred to as being  "called")  before  maturity.  An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest  payments.  If a bond is called,  a Fund may have to replace it with a lower-yielding  security.  DMC takes this type of risk into  consideration,  and when  appropriate,  attempts  to invest in bonds  that protect investors against early prepayment.

     High-Yield Bond Risk.  Investing in lower-rated,  higher-risk bonds entails the risk of losing  principal,  which may be greater  than the risk of principal loss associated with investment-grade bonds. In addition, the risk of default or price  changes due to changes in the  issuer's  credit  quality is greater  with lower-rated  securities.  Issuers of  lower-rated  securities  are  typically in weaker  financial  health than  issuers of  higher-rated  securities,  and their ability to make interest payments or repay principal is less certain. The market
prices  of   lower-rated,   high-yield   securities   may  fluctuate  more  than
higher-rated  securities and may decline  significantly in periods of general or regional  economic  difficulty.  High-yield  securities  may also  not  trade as frequently,  and when they do trade, their prices may be significantly higher or lower than  expected.  Thus,  high-yield  securities may be less liquid and more volatile than higher-quality securities.

                                       21

     The Acquired Fund may not invest in such  high-yield  bonds.  However,  the
Acquiring  Fund  may  invest  up to 20% of its net  assets  in such  securities, subject to the minimum quality  limitations as described in the section entitled
"Are there any  significant  differences  between the investment  strategies and policies of the Acquired Fund and the Acquiring Fund?" above. To the extent that the Acquiring Fund invests in such high-yield  bonds,  the Acquiring Fund may be subject to greater risks associated with such  investments,  such as the loss of principal,  credit  risk,  liquidity  risk and  volatility,  as  compared to the
Acquired Fund. The Acquiring Fund has historically invested in high-yield bonds, subject to the 20% limitation described above.

     Geographic   Concentration   Risk.   Largely   because  of  tax   avoidance
considerations, both Funds typically invest primarily in debt obligations issued by the state of  Minnesota  and,  therefore,  events in that state are likely to affect  each  Fund's  investments  and  performance.  These  events may  include economic or political  policy changes;  tax base erosion;  state  constitutional limits on tax increases;  budget deficits and other financial difficulties;  and changes in the ratings assigned to municipal issuers within that state.

     Diversification. Because each Fund is non-diversified (as described above), each  Fund may be more  susceptible  than a fully  diversified  fund to  adverse economic,  political,  business, or regulatory  developments  affecting a single issuer,  industry,  or economic sector. This, in turn, can affect the Fund's net asset value.

     Liquidity Risk. Liquidity risk is the possibility that securities held by a
Fund cannot be readily  sold  within  seven days at  approximately  the price at which the Fund values them. Each Fund limits its exposure to illiquid securities to no more than 15% of the Fund's net assets.

     Alternative  Minimum Tax Risk. Each Fund may invest up to 20% of its assets in bonds whose  income is subject to the federal  alternative  minimum tax. If a
Fund  invests in bonds whose  income is subject to an  alternative  minimum tax, that portion of the Fund's  distributions  would be taxable for shareholders who are subject to this tax.

What vote is necessary to approve the Plan?

     Required Vote. Provided that "Quorum"  requirements (as defined below) have been  satisfied,  the Plan must be  approved  by a Majority  Vote,  meaning  the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Acquired Fund; or (2) 67% or more of the shares of the Acquired Fund present at the  Meeting  if the  holders  of  more  than  50%  of  the  Acquired  Fund's outstanding  shares are present or  represented  by proxy.  With  respect to the
Acquired Fund, "Quorum" means one-third (33 1/3%) of the shares entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

                                       22

                        MORE INFORMATION ABOUT THE FUNDS

     Administration,  Transfer  Agency and Fund  Accounting  Services.  Delaware
Service Company,  Inc. ("DSC"), 2005 Market Street,  Philadelphia,  Pennsylvania
19103, an affiliate of DMC, acts as the administrator and shareholder servicing, dividend  disbursing and transfer agent for each Fund and for other mutual funds in the Delaware  Companies.  DSC also provides fund accounting  services to each
Fund. Those services include  performing or overseeing all functions  related to calculating  each Fund's net asset value and providing  all financial  reporting services,  regulatory  compliance testing and other related accounting services.
For  its  transfer   agency,   shareholder   servicing,   fund   accounting  and
administration  services,  DSC is  paid  fees  by  each  Fund  according  to fee schedules  that are the same for each  retail  fund in the  Delaware  Companies.
These fees are charged to each Fund on a pro rata basis.

     Custodial  Services.  Mellon Bank, N.A., is the custodian of the securities and other  assets of the Funds.  The main  office of Mellon  Bank,  N.A.  is One
Mellon Center, Pittsburgh, PA 15258.

     Additional  Information.  More  information  about  the  Acquiring  Fund is included in (i) the Fund  Prospectus,  which is included  with and  considered a part of this  Proxy  Statement/Prospectus,  (ii)  its  Statement  of  Additional
Information  dated  December 29, 2005,  as amended to date,  related to the Fund
Prospectus;  (iii) its Annual Report to  Shareholders  for the year ended August
31,  2005 and for the year ended  August 31,  2006,  when  available  (each,  an
"Annual  Report"),  (iv) its Semi-Annual  Report to Shareholders  for the period ended  February  28,  2006  ("Semi-Annual  Report"),  and (v) the  Statement  of
Additional   Information  dated  [October  2,]  2006  (relating  to  this  Proxy
Statement/Prospectus),  which  is  incorporated  by  reference  herein.  You may request free copies of the Statements of Additional  Information  (including any supplements),  the Annual Report and/or the Semi-Annual Report,  which have been filed with the SEC,  by  calling  1-800-523-1918  or by  writing to the  Trusts:
Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

     This Proxy  Statement/Prospectus,  which constitutes part of a Registration
Statement  filed by the Acquiring  Fund with the SEC under the Securities Act of
1933,  as  amended,   omits  certain  of  the  information   contained  in  such
Registration  Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further  information with respect to the  Acquiring  Fund and the shares it offers.  Statements  contained  herein concerning  the  provisions  of  documents  are  necessarily  summaries  of such documents,  and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Each Fund also files proxy materials,  reports,  and other information with the SEC in accordance  with the  informational  requirements  of the  Securities
Exchange  Act of 1934,  as amended,  and the 1940 Act.  These  materials  can be inspected and copied at the public reference  facilities  maintained by the SEC,
100 F Street,  N.E., Room 1580,  Washington,  D.C. 20549.  Also,  copies of such material can be obtained from the Public  Reference  Branch,  Office of Consumer
Affairs and Information  Services,  SEC,  Washington,  D.C. 20549, at prescribed rates

                                       23

or from the SEC's Internet site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                               VOTING INFORMATION

How will the shareholder voting be handled?

     Only  shareholders  of record of the Acquired Fund at the close of business on September 25, 2006 (the "Record Date"),  will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a  fractional  vote for each  fractional  share  that they hold.  If  sufficient  votes to  approve  the
Proposal  are not  received  by the  date of the  Meeting,  the  Meeting  may be adjourned to permit further  solicitations  of proxies.  A majority of the votes cast by  shareholders  of the Acquired Fund present in person or by proxy at the
Meeting  (whether  or not  sufficient  to  constitute  a Quorum) may adjourn the
Meeting. The Meeting may also be adjourned by the Chairperson of the Meeting. It is  anticipated  that the persons  named as proxies on the enclosed  proxy cards will  use  the  authority  granted  to them to  vote  on  adjournment  in  their discretion.

     Abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining  whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote "against" the Proposal. Broker non-votes are proxies  from  brokers or nominees  indicating  that such  persons  have not received voting  instructions from the beneficial owner or other person entitled to vote  shares on a  particular  matter  with  respect to which the  brokers or nominees do not have  discretionary  power. The Acquired Fund does not expect to receive any broker non-votes.

How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing,  signing  and  returning  the  enclosed  proxy card in the  enclosed postage paid  envelope,  or by telephone or through the Internet.  If you return your signed proxy card or vote by telephone or through the  Internet,  your vote will be officially  cast at the Meeting by the persons  appointed as proxies.  A proxy card is, in essence,  a ballot. If you simply sign and date the proxy card but  give no  voting  instructions,  your  shares  will be voted in favor of the
Proposal and in  accordance  with the views of  management  upon any  unexpected matters  that come before the Meeting or  adjournment  of the  Meeting.  If your shares are held of record by a  broker-dealer  and you wish to vote in person at the  Meeting,  you should  obtain a Legal  Proxy from your  broker of record and present it at the Meeting.

May I revoke my proxy?

     Shareholders  may  revoke  their  proxy at any time  before  it is voted by sending a written  notice to Voyageur  Insured Funds  expressly  revoking  their proxy, by signing and forwarding to Voyageur Insured Funds a later-dated  proxy, or by attending the Meeting and voting in person. If your shares are held in the name of your  broker,  you will have to make  arrangements  with your  broker to revoke a previously executed proxy.

                                       24

What other matters will be voted upon at the Meeting?

     The Board of  Voyageur  Insured  Funds does not intend to bring any matters before the Meeting with respect to the Acquired Fund other than those  described in this Proxy  Statement/Prospectus.  The Board of Voyageur Insured Funds is not
aware of any other matters to be brought  before the Meeting with respect to the
Acquired Fund by others.  If any other matter  legally comes before the Meeting, proxies for which  discretion has been granted will be voted in accordance  with the views of management.

Who is entitled to vote?

     Only  shareholders of record on the Record Date will be entitled to vote at the Meeting.  There were  ____________  outstanding  shares of the Acquired Fund entitled to vote as of the Record Date.

What other solicitations will be made?

     This  proxy  solicitation  is being made by the Board of  Voyageur  Insured
Funds for use at the Meeting. The cost of this proxy solicitation will be shared as set forth below. In addition to solicitation by mail,  solicitations also may be made by advertisement,  telephone,  telegram, facsimile transmission or other electronic  media,  or personal  contacts.  Voyageur  Insured Funds will request broker-dealer  firms,  custodians,  nominees and  fiduciaries  to forward  proxy materials to the  beneficial  owners of the shares of record.  Voyageur  Insured
Funds may reimburse  broker-dealer firms,  custodians,  nominees and fiduciaries
for  their   reasonable   expenses   incurred  in  connection  with  such  proxy
solicitation.  In addition to solicitations  by mail,  officers and employees of
Voyageur  Insured Funds and Delaware  Management  Business Trust,  without extra pay, may conduct  additional  solicitations by telephone,  telecopy and personal interviews. Voyageur Insured Funds has engaged Computershare Fund Services, Inc.
("Computershare")  to solicit proxies from brokers,  banks, other  institutional holders and individual  shareholders at an anticipated cost of between $8,260 to
$17,820,  including  out of pocket  expenses,  which will be borne as  described below.  Fees and  expenses may be greater  depending on the effort  necessary to obtain  shareholder  votes.  Voyageur Insured Funds has also agreed to indemnify
Computershare  against certain liabilities and expenses,  including  liabilities under the federal  securities  laws.  Voyageur  Insured  Funds  expects that the solicitations  will be  primarily  by  mail,  but also  may  include  telephone, telecopy or oral solicitations.

     As the Meeting date approaches,  certain  shareholders of the Acquired Fund may receive a telephone call from a  representative  of  Computershare  if their votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures  described below. These procedures are  designed to ensure that both the  identity of the  shareholder  casting the vote and the voting instructions of the shareholder are accurately determined.

     In all cases  where a  telephonic  proxy is  solicited,  the  Computershare representative is required to ask for each  shareholder's full name and address, or the zip code or employer

                                       25

identification  number,  and to confirm  that the  shareholder  has received the proxy  materials  in the mail.  If the  shareholder  is a  corporation  or other entity,  the  Computershare  representative  is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares.  If the information  solicited  agrees with the information  provided to
Computershare,  then the Computershare  representative has the responsibility to explain the process,  read the Proposal listed on the proxy card and ask for the
shareholder's   instructions  on  the  Proposal.   Although  the   Computershare
representative is permitted to answer questions about the process,  he or she is not permitted to recommend to the  shareholder  how to vote,  other than to read any recommendation set forth in this Proxy  Statement/Prospectus.  Computershare will record the  shareholder's  instructions on the card.  Within 72 hours,  the shareholder  will be sent a letter or  mailgram  to confirm  his or her vote and asking  the  shareholder  to  call  Computershare  immediately  if  his  or  her instructions are not correctly reflected in the confirmation.

Who will pay the expenses of the Proposal?

     The  total  costs of the  Transaction  are  estimated  to be  approximately
$110,000.  The  costs of the  Transaction,  including  the  costs of  soliciting proxies in connection with the Meeting,  will be shared by the following parties in the  percentages  indicated:  33.33%  by the  Acquired  Fund,  33.33%  by the
Acquiring Fund, and 33.34% by DMC.

How do I submit a shareholder proposal?

     Voyageur  Insured  Funds is not  required  to, and does not intend to, hold regular  annual  shareholders'  meetings.  A  shareholder  wishing  to  submit a proposal  for  consideration  for  inclusion in a proxy  statement  for the next shareholders'  meeting should send his or her written proposal to the offices of
Voyageur  Insured  Funds,  directed to the  attention of its  Secretary,  at the address  of its  principal  executive  office  printed on the first page of this
Proxy  Statement/Prospectus,  so that it is received  within a  reasonable  time before any such meeting.  The inclusion and/or presentation of any such proposal is  subject  to  the  applicable  requirements  of the  proxy  rules  under  the
Securities Exchange Act of 1934.  Submission of a proposal by a shareholder does not  guarantee  that the proposal  will be included in Voyageur  Insured  Funds'
proxy statement or presented at the meeting.

                           PRINCIPAL HOLDERS OF SHARES

     On the Record Date,  the  officers and Trustees of each Trust,  as a group, owned  less than 1% of the  outstanding  voting  shares  of any  Fund,  or class thereof.

     To the best  knowledge  of the Trusts,  as of the Record  Date,  no person,
except   as  set   forth   in  the   table   at   Exhibit   B  to   this   Proxy
Statement/Prospectus,  owned of record 5% or more of the  outstanding  shares of any class of the Acquired Fund and the Acquiring Fund.  Except as noted therein, the Trusts have no knowledge of beneficial ownership.

                                       26

                                   EXHIBITS TO

                           PROXY STATEMENT/PROSPECTUS

Exhibit

A    Form of  Agreement  and Plan of  Reorganization  between  Voyageur Tax Free
     Funds,  on behalf of the Minnesota  Fund, and Voyageur  Insured  Funds,  on
     behalf of the Minnesota Insured Fund

B    Principal Holders of Shares

                          OTHER DOCUMENTS INCLUDED WITH
                         THIS PROXY STATEMENT/PROSPECTUS

     o    Prospectus  of Delaware  Tax-Free  Minnesota  Fund dated  December 29,
          2005, as supplemented to date.

                                       27

                                    EXHIBIT A
              FORM OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
          VOYAGEUR TAX FREE FUNDS, ON BEHALF OF THE MINNESOTA FUND, AND
         VOYAGEUR INSURED FUNDS, ON BEHALF OF THE MINNESOTA INSURED FUND

          This AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement"),  made as of this __th day of [November]  2006, by and between  Voyageur Tax Free Funds, a statutory  trust  created  under  the laws of the  State of  Delaware,  with its principal  place of business at 2005 Market Street,  Philadelphia,  Pennsylvania
19103, on behalf of its series,  Delaware  Tax-Free  Minnesota Fund  ("Acquiring
Fund"),  and Voyageur Insured Funds, a statutory trust created under the laws of the State of Delaware,  with its principal place of business also at 2005 Market
Street,  Philadelphia,  Pennsylvania  19103,  on behalf of its series,  Delaware
Tax-Free Minnesota Insured Fund ("Acquired Fund").

                             PLAN OF REORGANIZATION

          The  reorganization  (hereinafter  referred  to as  the  "Plan")  will consist  of:  (i) the  acquisition  by  Voyageur  Tax Free  Funds on  behalf  of
Acquiring  Fund of  substantially  all of the  property,  assets and goodwill of
Acquired Fund in exchange solely for (a) shares of beneficial interest,  without par value,  of Acquiring Fund - Class A ("Acquiring  Fund Class A Shares"),  (b)
shares of beneficial  interest,  without par value,  of Acquiring Fund - Class B
("Acquiring  Fund  Class B  Shares"),  and (c)  shares of  beneficial  interest, without  par  value,  of  Acquiring  Fund - Class  C  ("Acquiring  Fund  Class C
Shares");  (ii) the  distribution  of (a)  Acquiring  Fund Class A shares to the holders of Acquired Fund - Class A Shares ("Acquired Fund Class A Shares"),  (b)
Acquiring  Fund Class B Shares to the holders of Acquired  Fund - Class B Shares
("Acquired  Fund Class B Shares"),  and (c) Acquiring Fund Class C Shares to the
holders of  Acquired  Fund - Class C Shares  ("Acquired  Fund Class C  Shares"),
according  to their  respective  interests in complete  liquidation  of Acquired
Fund; and (iii) the  dissolution  of Acquired Fund as soon as practicable  after the  closing  (as  referenced  in  Section  3  hereof,  hereinafter  called  the
"Closing"),  all upon and subject to the terms and  conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

          In order to consummate the Plan and in  consideration  of the premises and of the covenants and agreements  hereinafter set forth,  and intending to be legally bound, the parties hereto covenant and agree as follows:

     1.   Sale and Transfer of Assets,  Liquidation  and Dissolution of Acquired
          Fund

          (a)  Subject to the terms and  conditions  of this  Agreement,  and in reliance on the representations and warranties of Voyageur Tax Free Funds herein contained,  and in  consideration  of the delivery by Voyageur Tax Free Funds of the number of its shares of beneficial  interest of Acquiring  Fund  hereinafter provided,  Voyageur  Insured Funds,  on behalf of Acquired Fund,  agrees that it will sell, convey, transfer and deliver to Voyageur Tax Free Funds, on behalf of
Acquiring  Fund,  at the  Closing  provided  for in  Section  3, all of the then existing assets of Acquired Fund as of the close of business (which  hereinafter shall be, unless  otherwise noted, the regular close of business of the New York
Stock Exchange,  Inc.  ("NYSE")) ("Close of

                                      A-1

Business")  on the valuation  date (as defined in Section 3 hereof,  hereinafter called the "Valuation  Date"),  free and clear of all liens,  encumbrances,  and claims  whatsoever  (other  than  shareholders'  rights of  redemption  and such restrictions  as might arise under the  Securities  Act of 1933, as amended (the
"1933 Act"), with respect to privately placed or otherwise restricted securities that Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits,  or cash equivalent  securities in an estimated  amount necessary  (1) to pay  Acquired  Fund's  costs and expenses of carrying out this
Agreement (including,  but not limited to, fees of counsel and accountants,  and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses  shall be  established  on the books of Acquired  Fund as liability reserves, (2) to discharge all of Acquired Fund's Liabilities (as defined below)
on its books at the Close of Business on the Valuation Date  including,  but not limited  to, its income  dividends  and  capital  gains  distributions,  if any, payable  for any period  prior to, and  through,  the Close of  Business  on the
Valuation  Date, and (3) to pay such  contingent  liabilities as the trustees of
Voyageur  Insured Funds shall reasonably deem to exist against Acquired Fund, if any, at the Close of Business on the Valuation  Date,  for which  contingent and other  appropriate  liability  reserves  shall be  established  on the  books of
Acquired Fund (hereinafter  "Net Assets").  Voyageur Insured Funds, on behalf of
Acquired  Fund,  shall also  retain any and all rights that it may have over and against  any  person  that may have  accrued  up to and  including  the Close of
Business  on  the  Valuation  Date.   Voyageur   Insured  Funds  agrees  to  use
commercially  reasonable efforts to identify all of Acquired Fund's liabilities, debts,  obligations  and  duties  of  any  nature,  whether  accrued,  absolute, contingent  or  otherwise  ("Liabilities")  prior to the  Valuation  Date and to discharge all such known  Liabilities  on or prior to the Valuation  Date. In no event will Acquiring Fund assume or otherwise be responsible for any Liabilities of Acquired Fund.

          (b)  Subject to the terms and  conditions  of this  Agreement,  and in reliance on the  representations  and  warranties  of Voyageur  Insured Funds on behalf of Acquired Fund herein  contained,  and in  consideration  of such sale, conveyance,  transfer,  and  delivery,  Voyageur  Tax Free  Funds  agrees at the
Closing to deliver to Voyageur  Insured  Funds,  on behalf of Acquired Fund: (i)
the number of Acquiring Fund Class A Shares determined by dividing the net asset value per share of  Acquired  Fund Class A Shares as of the Close of Business on
the  Valuation  Date by the net asset value per share of Acquiring  Fund Class A
Shares as of Close of Business on the Valuation Date, and multiplying the result by the  number  of  outstanding  Acquired  Fund  Class A  Shares  as of Close of
Business on the Valuation Date; (ii) the number of Acquiring Fund Class B Shares determined  by dividing  the net asset value per share of Acquired  Fund Class B
Shares as of Close of Business on the Valuation  Date by the net asset value per share of Acquiring  Fund Class B Shares as of Close of Business on the Valuation
Date,  and  multiplying  the result by the number of  outstanding  Acquired Fund
Class B Shares as of Close of  Business  on the  Valuation  Date;  and (iii) the
number of  Acquiring  Fund Class C Shares  determined  by dividing the net asset value per share of  Acquired  Fund Class C Shares as of Close of Business on the
Valuation Date by the net asset value per share of Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of  outstanding  Acquired  Fund Class C Shares as of Close of Business on
the Valuation  Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

          (c)  As soon as practicable  following the Closing,  Voyageur  Insured
Funds shall dissolve  Acquired Fund and  distribute pro rata to Acquired  Fund's shareholders  of record as of the Close of Business on the Valuation  Date,  the
shares of  beneficial  interest of  Acquiring

                                      A-2

Fund received by Acquired Fund pursuant to this Section 1. Such  dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring  Fund of the type and in the amounts due such  shareholders pursuant  to this  Section  1 based on their  respective  holdings  of shares of
Acquired  Fund as of the Close of Business  on the  Valuation  Date.  Fractional
shares of  beneficial  interest of Acquiring  Fund shall be carried to the third decimal place. No  certificates  representing  shares of beneficial  interest of
Acquiring  Fund  will  be  issued  to   shareholders  of  Acquired  Fund  Shares
irrespective  of whether such  shareholders  hold their  shares in  certificated form.

          (d)  At the  Closing,  each  outstanding  certificate  that,  prior to
Closing,  represented  shares of beneficial  interest of Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

          (e)  At the Closing, each shareholder of record of Acquired Fund as of the record date (the  "Distribution  Record  Date")  with  respect to any unpaid dividends  and other  distributions  that were  declared  prior to the  Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid  dividends  and  distributions  with respect to the shares of Acquired Fund that such person had on such Distribution
Record Date.

     2.   Valuation

          (a)  The  value of  Acquired  Fund's  Net  Assets  to be  acquired  by
Acquiring  Fund  hereunder  shall be  computed  as of Close of  Business  on the
Valuation  Date using the  valuation  procedures  set forth in  Acquired  Fund's currently effective prospectus and statement of additional information.

          (b)  The  net  asset  value  of a  share  of  beneficial  interest  of
Acquiring Fund Class A Shares,  Acquiring Fund Class B Shares and Acquiring Fund
Class C Shares shall be  determined  to the nearest full cent as of the Close of
Business  on the  Valuation  Date using the  valuation  procedures  set forth in
Acquiring  Fund's  currently  effective  prospectus  and statement of additional information.

          (c)  The net asset value of a share of beneficial interest of Acquired
Fund Class A Shares,  Acquired  Fund Class B Shares  and  Acquired  Fund Class C
Shares shall be  determined to the nearest full cent as of the Close of Business on the Valuation Date,  using the valuation  procedures as set forth in Acquired
Fund's currently effective prospectus and statement of additional information.

     3.   Closing and Valuation Date

          The Valuation Date shall be [December 15], 2006, or such later date as the parties may mutually  agree.  The Closing  shall take place at the principal
office  of  Voyageur  Tax  Free  Funds,   2005  Market   Street,   Philadelphia,
Pennsylvania  19103 at  approximately  9:00  a.m.,  Eastern  Time,  on the first business day following the Valuation  Date.  Notwithstanding  anything herein to the  contrary,  in the event  that on the  Valuation  Date (a) the NYSE shall be closed to trading or trading  thereon  shall be restricted or (b) trading or the reporting of trading on such  exchange or elsewhere  shall be disrupted so that, in the judgment of Voyageur Tax Free Funds or Voyageur  Insured Funds,  accurate appraisal of the value of the net assets of Acquired Fund or Acquiring

                                      A-3

Fund is  impracticable,  the Valuation  Date shall be postponed  until the first business day after the day when trading  shall have been fully  resumed  without restriction  or  disruption,  reporting  shall have been  restored  and accurate appraisal of the value of the net assets of Acquired Fund and Acquiring  Fund is practicable  in the  judgment of Voyageur  Tax Free Funds and  Voyageur  Insured
Funds. Voyageur Insured Funds shall have provided for delivery as of the Closing of those Net Assets of Acquired  Fund to be  transferred  to  Voyageur  Tax Free
Funds'  Custodian,  Mellon Bank, N.A., One Mellon Center,  Pittsburg,  PA 15285.
Also,  Voyageur  Insured Funds shall deliver at the Closing a list (which may be in electronic  form) of names and addresses of the shareholders of record of its
Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such  classes  owned by each such  shareholder,  indicating  thereon which such  shares are  represented  by  outstanding  certificates  and which by book-entry  accounts,  all as of the Close of  Business on the  Valuation  Date,
certified by its transfer  agent, or by its President or  Vice-President  to the best of their  knowledge  and  belief.  Voyageur  Tax Free Funds shall issue and deliver a certificate or certificates evidencing the shares of Acquiring Fund to be delivered at the Closing to said transfer agent  registered in such manner as
Voyageur Insured Funds may request, or provide evidence satisfactory to Voyageur
Insured  Funds in such manner as Voyageur  Insured  Funds may request  that such shares of beneficial  interest of Acquiring Fund have been registered in an open account on the books of Acquiring Fund.

     4.   Representations and Warranties by Voyageur Insured Funds

          Voyageur  Insured Funds  represents  and warrants to Voyageur Tax Free
Funds that:

          (a)  Voyageur  Insured  Funds is a statutory  trust  created under the laws of the State of Delaware on December 17, 1998, and is validly  existing and in good standing under the laws of that State.  Voyageur Insured Funds, of which
Acquired Fund is a separate  series,  is duly  registered  under the  Investment
Company Act of 1940,  as amended  (the "1940 Act"),  as an open-end,  management investment company. Such registration is in full force and effect as of the date hereof  and will be in full force and  effect as of the  Closing  and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private  offering exemption for the purpose of raising initial capital.

          (b)  Voyageur Insured Funds is authorized to issue an unlimited number of shares of  beneficial  interest of  Acquired  Fund,  with no par value.  Each outstanding share of Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

          (c)  The financial statements appearing in Acquired Fund Annual Report to Shareholders  for the fiscal year ended August 31, 2006,  audited by Ernest &
Young,  LLP, copies of which have been delivered to Voyageur Tax Free Funds, and any unaudited financial statements, copies of which may be furnished to Voyageur
Tax Free Funds, fairly present the financial position of Acquired Fund as of the date indicated,  and the results of its operations for the period indicated,  in conformity with generally accepted accounting principles applied on a consistent basis.

          (d)  The books and records of Acquired Fund made available to Voyageur
Tax Free Funds and/or its counsel are true and correct in all material  respects and contain no material omissions with respect to the business and operations of
Acquired Fund.

                                      A-4

          (e)  The  statement  of assets  and  liabilities  to be  furnished  by
Voyageur Insured Funds as of the Close of Business on the Valuation Date for the
purpose of determining the number of shares of beneficial  interest of Acquiring
Fund to be issued pursuant to Section 1 hereof will  accurately  reflect the Net
Assets of Acquired Fund and  outstanding  shares of beneficial  interest,  as of such date, in conformity with generally accepted  accounting  principles applied on a consistent basis.

          (f)  At the Closing,  Voyageur  Insured  Funds,  on behalf of Acquired
Fund,  will have good and  marketable  title to all of the  securities and other assets  shown  on  the  statement  of  assets  and  liabilities  referred  to in subsection (e) above,  free and clear of all liens or encumbrances of any nature whatsoever  except  such  restrictions  as might  arise  under the 1933 Act with respect to privately placed or otherwise restricted  securities that it may have acquired in the ordinary course of business and such  imperfections  of title or encumbrances  as do not  materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

          (g)  Voyageur  Insured Funds has the  necessary  trust power and trust authority  to conduct its  business  and the  business of Acquired  Fund as such businesses are now being conducted.

          (h)  Voyageur  Insured Funds is not a party to or obligated  under any provision of its Agreement and  Declaration of Trust,  By-Laws,  or any material contract or any other material  commitment or obligation,  and is not subject to any order or decree that would be violated by its  execution  of or  performance under this Agreement.

          (i)  Voyageur  Insured Funds has full trust power and trust  authority to enter into and  perform  its  obligations  under this  Agreement,  subject to approval of this Agreement by Acquired Fund's  shareholders.  Except as provided in the immediately preceding sentence,  the execution,  delivery and performance of this Agreement have been validly authorized,  and this Agreement  constitutes its legal,  valid and binding  obligation  enforceable  against it in accordance with  its  terms,  subject  as to  enforcement  to  the  effect  of  bankruptcy, insolvency, reorganization,  arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

          (j)  Neither  Voyageur  Insured  Funds nor Acquired  Fund is under the jurisdiction  of a court in a Title 11 or similar  case  within  the  meaning of
Section  368(a)(3)(A)  of the  Internal  Revenue  Code of 1986,  as amended (the
"Code").

          (k)  Voyageur  Insured Funds does not have any  unamortized  or unpaid organizational fees or expenses.

          (l)  Voyageur  Insured  Funds has elected to treat  Acquired Fund as a regulated  investment company ("RIC") for federal income tax purposes under Part
I of  Subchapter M of the Code,  Acquired Fund is a "fund" as defined in Section
851(g)(2)  of the Code,  has  qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing,  and  consummation of the transactions  contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

                                      A-5

     5.   Representations and Warranties by Voyageur Tax Free Funds

          Voyageur Tax Free Funds  represents  and warrants to Voyageur  Insured
Funds that:

          (a)  Voyageur Tax Free Funds is a statutory  trust  created  under the laws of the State of Delaware on December 17, 1998, and is validly  existing and in good standing under the laws of that State. Voyageur Tax Free Funds, of which
Acquiring Fund is a separate series of shares, is duly registered under the 1940
Act as an open-end,  management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold  pursuant to an  effective registration  statement  filed  under the 1933 Act,  except for any shares  sold pursuant to the private  offering  exemption for the purpose of raising  initial capital.

          (b)  Voyageur  Tax Free  Funds  is  authorized  to issue an  unlimited number of shares of beneficial  interest,  without par value, of Acquiring Fund.
Each outstanding share of Acquiring Fund is fully paid,  non-assessable  and has full voting  rights.  The shares of beneficial  interest of Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable and have full voting rights.

          (c)  At the Closing,  each class of shares of  beneficial  interest of
Acquiring  Fund to be issued  pursuant to this  Agreement  will be eligible  for offering to the public in those states of the United States and jurisdictions in which the corresponding  class of shares of Acquired Fund are presently eligible for  offering  to the  public,  and  there  are an  unlimited  number  of shares registered  under the 1933 Act such that  there is a  sufficient  number of such shares to permit the transfers contemplated by this Agreement to be consummated.

          (d)  The statement of assets and  liabilities  of Acquiring Fund to be furnished  by  Voyageur  Tax Free  Funds  as of the  Close  of  Business  on the
Valuation Date for the purpose of determining the number of shares of beneficial interest  of  Acquiring  Fund to be issued  pursuant  to  Section 1 hereof  will accurately  reflect the net assets of Acquiring Fund and  outstanding  shares of beneficial  interest,  as of such date, in conformity  with  generally  accepted accounting principles applied on a consistent basis.

          (e)  At the  Closing,  Voyageur  Tax Free  Funds  will  have  good and marketable  title  to  all of the  securities  and  other  assets  shown  on the statement of assets and  liabilities  referred to in subsection (d) above,  free and clear of all liens or  encumbrances  of any nature  whatsoever  except  such restrictions as might arise under the 1933 Act with respect to privately  placed or otherwise  restricted  securities  that it may have  acquired in the ordinary course of business and such  imperfections  of title or  encumbrances  as do not materially  detract  from the value or use of the  assets  subject  thereto,  or materially affect title thereto.

          (f)  Voyageur Tax Free Funds has the  necessary  trust power and trust authority to conduct its  business  and the  business of Acquiring  Fund as such businesses are now being conducted.

                                      A-6

          (g)  Voyageur Tax Free Funds is not a party to or obligated  under any provision of its Agreement and  Declaration of Trust,  By-Laws,  or any material contract or any other material  commitment or obligation,  and is not subject to any order or decree that would be violated by its  execution  of or  performance under this Agreement.

          (h)  Voyageur Tax Free Funds has full trust power and trust  authority to enter into and perform its obligations  under this Agreement.  The execution, delivery and  performance of this Agreement  have been validly  authorized,  and this Agreement  constitutes its legal, valid and binding obligation  enforceable against it in accordance  with its terms,  subject,  as to  enforcement,  to the effect of bankruptcy,  insolvency reorganization,  arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability  relating to or affecting  creditors  rights and to general equity principles.

          (i)  Neither  Voyageur Tax Free Funds nor Acquiring  Fund is under the jurisdiction  of a court in a Title 11 or similar  case  within  the  meaning of
Section 368(a)(3)(A) of the Code.

          (j)  The  books and  records  of  Acquiring  Fund  made  available  to
Voyageur  Insured  Funds and/or its counsel are true and correct in all material respects  and contain no material  omissions  with  respect to the  business and operations of Acquiring Fund.

          (k)  Voyageur Tax Free Funds has elected to treat  Acquiring Fund as a regulated  investment company ("RIC") for federal income tax purposes under Part
I of Subchapter M of the Code,  Acquiring Fund is a "fund" as defined in Section
851(g)(2)  of the Code,  has  qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing,  and  consummation of the transactions  contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

     6.   Representations  and Warranties by Voyageur Insured Funds and Voyageur
          Tax Free Funds

          Voyageur Insured Funds and Voyageur Tax Free Funds each represents and warrants to the other that:

          (a)  Except as discussed in its currently effective prospectus,  there are no legal,  administrative or other proceedings or investigations against it, or, to its knowledge,  threatened  against it, that would materially  affect its financial  condition or its ability to consummate the transactions  contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or  investigation  of any possible  violation of any provisions of any federal,  state or local law or regulation or administrative ruling relating to any aspect of its business.

          (b)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

          (c)  It has duly and  timely  filed,  on  behalf of  Acquired  Fund or
Acquiring Fund, as  appropriate,  all Tax (as defined below) returns and reports
(including information returns), which are required to be filed by such Acquired
Fund or Acquiring  Fund, and all such returns and reports  accurately  state the amount of Tax owed for the periods  covered by the

                                      A-7

returns,  or, in the case of  information  returns,  the amount and character of income  required to be reported by such  Acquired  Fund or  Acquiring  Fund.  On behalf of Acquired Fund or Acquiring Fund, as  appropriate,  it has paid or made provision  and  properly  accounted  for all Taxes  (as  defined  below)  due or properly  shown to be due on such  returns  and  reports.  The amounts set up as provisions  for Taxes in the books and  records of  Acquired  Fund or  Acquiring
Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting  principles,  be sufficient for the  payment  of all  Taxes of any kind,  whether  accrued,  due,  absolute, contingent or otherwise,  which were or which may be payable by Acquired Fund or
Acquiring  Fund,  as  appropriate,  for any periods or fiscal years prior to and including  the Close of  Business on the  Valuation  Date,  including  all Taxes imposed  before or after the Close of  Business on the  Valuation  Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of Acquired Fund or Acquiring Fund, as  appropriate,  is currently being audited by the Internal  Revenue Service or by any state or local taxing  authority.  As used in this  Agreement,  "Tax" or "Taxes" means all federal,  state,  local and foreign  (whether  imposed by a country or  political  subdivision  or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees,  assessments  or charges,  whether  payable  directly  or by  withholding, together  with any interest and any  penalties,  additions to tax or  additional amounts  imposed by any taxing  authority  (foreign or  domestic)  with  respect thereto. To its knowledge,  there are no levies, liens or encumbrances  relating to Taxes existing,  threatened or pending with respect to the assets of Acquired
Fund or Acquiring Fund, as appropriate.

          (d)  All  information  provided to Voyageur  Insured Funds by Voyageur
Tax Free Funds,  and by Voyageur  Insured Funds to Voyageur Tax Free Funds,  for
inclusion in, or transmittal  with, the Combined Proxy  Statement and Prospectus with respect to this  Agreement  pursuant to which  approval of Acquired  Fund's shareholders  will be  sought,  shall not  contain  any  untrue  statement  of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein,  in light of the circumstances  under which they were made, not misleading.

          (e)  Except in the case of Voyageur  Insured Funds with respect to the approval  of  Acquired  Fund's  shareholders  of  this  Agreement,  no  consent, approval,  authorization or order of any court or governmental  authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this  Agreement,  except as may be required by the 1933 Act, the
Securities  Exchange Act of 1934, as amended (the "1934 Act"),  the 1940 Act, or state securities laws or Delaware  statutory trust laws (including,  in the case of each of the foregoing, the rules and regulations thereunder).

     7.   Covenants of Voyageur Insured Funds

          (a)  Voyageur  Insured  Funds  covenants  to operate  the  business of
Acquired Fund as presently conducted between the date hereof and the Closing.

          (b)  Voyageur  Insured  Funds  undertakes  that Acquired Fund will not acquire the shares of beneficial  interest of Acquiring  Fund for the purpose of making distributions thereof other than to Acquired Fund's shareholders.

                                      A-8

          (c)  Voyageur  Insured  Funds  covenants  that by the Closing,  all of
Acquired Fund's federal and other Tax returns and reports  required by law to be filed on or before  such date shall have been  filed and all  federal  and other
Taxes  shown as due on said  returns  either  shall  have been paid or  adequate liability reserves shall have been provided for the payment of such Taxes.

          (d)  Voyageur  Insured Funds will at the Closing provide  Voyageur Tax
Free Funds with:

               (1)  A statement of the respective  tax basis of all  investments to be transferred by Acquired Fund to Acquiring Fund.

               (2)  A copy (which may be in electronic  form) of the shareholder ledger accounts including,  without limitation,  the name, address and taxpayer  identification  number of each  shareholder  of record,  the number of shares of beneficial interest held by each shareholder,  the dividend  reinvestment  elections applicable to each shareholder,  and
          the   backup    withholding   and   nonresident    alien   withholding
          certifications,  notices or records  on file with  Acquired  Fund with respect to each shareholder,  for all of the shareholders of record of
          Acquired  Fund's  shares as of the Close of Business on the  Valuation
          Date,  who are to become  holders of Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its  Vice-President to the best of their knowledge and belief.

          (e)  The Board of Trustees of Voyageur  Insured Funds shall call,  and
Voyageur  Insured  Funds  shall  hold,  a Special  Meeting  of  Acquired  Fund's shareholders  to consider and vote upon this Agreement  (the "Special  Meeting")
and Voyageur Insured Funds shall take all other actions reasonably  necessary to obtain approval of the transactions  contemplated herein. Voyageur Insured Funds agrees to mail to each  shareholder  of record  entitled  to vote at the Special
Meeting at which action on this  Agreement is to be  considered,  in  sufficient time to  comply  with  requirements  as to  notice  thereof,  a  Combined  Proxy
Statement  and  Prospectus  that  complies  in all  material  respects  with the applicable  provisions of Section 14(a) of the 1934 Act and Section 20(a) of the
1940 Act, and the rules and regulations promulgated thereunder.

          (f)  Voyageur  Insured  Funds shall supply to Voyageur Tax Free Funds, at the Closing, the statement of the assets and liabilities described in Section
4(e) of this  Agreement in conformity  with the  requirements  described in such
Section.

     8.   Covenants of Voyageur Tax Free Funds

          (a)  Voyageur Tax Free Funds  covenants  that the shares of beneficial interest of Acquiring  Fund to be issued and delivered to Acquired Fund pursuant to the terms of  Section 1 hereof  shall  have  been duly  authorized  as of the
Closing and, when so issued and  delivered,  shall be registered  under the 1933
Act, validly issued,  and fully paid and  non-assessable,  and no shareholder of
Acquiring  Fund shall have any  statutory  or  contractual  preemptive  right of subscription  or  purchase  in respect  thereof,  other than any rights  created pursuant to this Agreement.

                                      A-9

          (b)  Voyageur  Tax Free Funds  covenants  to operate  the  business of
Acquiring Fund as presently conducted between the date hereof and the Closing.

          (c)  Voyageur Tax Free Funds  covenants  that by the  Closing,  all of
Acquiring Fund's federal and other tax returns and reports required by law to be filed on or before  such date shall have been  filed and all  federal  and other taxes  shown as due on said  returns  shall have  either  been paid or  adequate liability reserves shall have been provided for the payment of such taxes.

          (d)  Voyageur Tax Free Funds shall supply to Voyageur  Insured  Funds, at the Closing,  the  statement of assets and  liabilities  described in Section
5(d) of this  Agreement in conformity  with the  requirements  described in such
Section.

          (e)  Voyageur  Tax Free Funds shall have filed with the United  States
Securities and Exchange  Commission (the "Commission") a Registration  Statement
on Form N-14  under the 1933 Act  ("Registration  Statement"),  relating  to the shares of beneficial  interest of Acquiring Fund issuable  hereunder,  and shall have used its best efforts to provide that such  Registration  Statement becomes effective as promptly as practicable.  At the time such  Registration  Statement becomes effective,  it (i) complied in all material respects with the applicable provisions  of the 1933 Act,  the 1934 Act and the 1940  Act,  and the rules and regulations  promulgated  thereunder;  and  (ii)  will  not  contain  an  untrue statement  of a material  fact or omit to state a material  fact  required to be stated therein or necessary to make the statements  therein not  misleading.  At the time the Registration  Statement becomes effective,  at the time of Acquired
Fund's  shareholders'  meeting, and at the Closing, the prospectus and statement of additional  information  included in the  Registration  Statement did not and will not  contain  an untrue  statement  of a  material  fact or omit to state a material  fact  necessary to make the  statements  therein,  in the light of the circumstances under which they were made, not misleading.

     9.   Conditions  Precedent to be Fulfilled  by Voyageur  Insured  Funds and
          Voyageur Tax Free Funds

          The obligations of Voyageur  Insured Funds and Voyageur Tax Free Funds
to  effectuate  this  Agreement and the Plan  hereunder  shall be subject to the following respective conditions:

          (a)  That (1) all the  representations  and  warranties  of the  other party contained herein shall be true and correct in all material  respects as of the Closing with the same effect as though made as of and at such date;  (2) the other party shall have performed all  obligations  required by this Agreement to be  performed  by it at or prior to the  Closing;  and (3) the other party shall have  delivered  to  such  party  a  certificate  signed  by  the  President  or
Vice-President  and by the  Secretary  or  equivalent  officer to the  foregoing effect.

          (b)  That the other party shall have delivered to such party a copy of the resolutions  approving this Agreement  adopted by the other party's Board of
Trustees, certified by the Secretary or equivalent officer.

          (c) That the Commission shall not have issued an unfavorable  advisory report under Section  25(b) of the 1940 Act, nor  instituted  nor  threatened to institute any proceeding

                                      A-10

seeking to enjoin the  consummation of the  reorganization  contemplated  hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely
affect  the  financial   condition  of  either  party  or  would   prohibit  the
transactions contemplated hereby.

          (d)  That this Agreement,  the Plan and the transactions  contemplated hereby shall have been approved by the appropriate action of the shareholders of
Acquired Fund at an annual or special meeting or any adjournment thereof.

          (e)  That  Acquired  Fund  shall  have  declared  a  distribution   or
distributions  prior to the  Valuation  Date that,  together  with all  previous distributions, shall have the effect of distributing to its shareholders (i) all of its  ordinary  income,  capital  gain  net  income  and net  interest  income excludable  under  Section  103(a) of the Code,  if any, for the period from the close of its last fiscal year to the Close of  Business on the  Valuation  Date, and (ii) any  undistributed  ordinary  income,  capital  gain net income and net interest  income  excludable  under  Section  103(a)  of the Code from any prior period.  Capital  gain net  income  has the  meaning  given such term by Section
1222(g) of the Code.

          (f)  That  all  required  consents  of  other  parties  and all  other consents,  orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities,  including any necessary  "no-action"  positions or exemptive  orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit  would not involve risk of material  adverse  effect on the assets and properties of Acquired Fund or Acquiring Fund.

          (g)  That  prior to or at the  Closing,  Voyageur  Insured  Funds  and
Voyageur Tax Free Funds shall receive an opinion from  Stradley  Ronon Stevens &
Young,  LLP ("SRSY") to the effect that,  provided the acquisition  contemplated hereby is carried out in accordance  with this Agreement and in accordance  with customary  representations  provided by Voyageur  Insured Funds and Voyageur Tax
Free Funds in certificates delivered to SRSY:

               (1)  The  acquisition by Acquiring Fund of  substantially  all of the assets of Acquired  Fund in  exchange  solely for  Acquiring  Fund shares to be issued  pursuant  to  Section 1 hereof,  followed  by the distribution  by Acquired Fund to its  shareholders  of Acquiring Fund shares in complete  liquidation  of Acquired  Fund,  will qualify as a reorganization  within the meaning of Section  368(a)(1)  of the Code, and  Acquiring  Fund and  Acquired  Fund  will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

               (2)  No gain or loss will be recognized by Acquired Fund upon the transfer  of  substantially  all of its  assets to  Acquiring  Fund in exchange  solely for the voting shares of Acquiring Fund (to be issued in accordance  with Section 1 hereof) under Section 361(a) and Section
          357(a) of the Code;

               (3)  No gain or loss will be  recognized  by Acquiring  Fund upon the receipt by it of substantially  all of the assets of Acquired Fund in  exchange  solely

                                      A-11

          for the voting  shares of Acquiring  Fund (to be issued in  accordance with Section 1 hereof) under Section 1032(a) of the Code;

               (4)  No gain or loss will be recognized by Acquired Fund upon the distribution of Acquiring Fund shares to Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of Acquired Fund under
          Section 361(c)(1) of the Code.

               (5)  The  basis  of the  assets  of  Acquired  Fund  received  by
          Acquiring  Fund  will be the  same as the  basis  of  such  assets  to
          Acquired Fund  immediately  prior to the exchange under Section 362(b)
          of the Code;

               (6)  The holding  period of the assets of Acquired  Fund received by  Acquiring  Fund will  include the period  during which such assets were held by Acquired Fund under Section 1223(2) of the Code;

               (7)  No gain or loss will be  recognized by the  shareholders  of
          Acquired  Fund upon the exchange of their shares in Acquired  Fund for the voting shares  (including  fractional  shares to which they may be entitled) of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

               (8)  The basis of Acquiring Fund shares received by Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of Acquired Fund exchanged therefor under Section 358(a)(1)
          of the Code;

               (9)  The holding  period of Acquiring  Fund's shares  received by
          Acquired  Fund's  shareholders  in  accordance  with  Section 1 hereof
          (including  fractional  shares  to which  they may be  entitled)  will include the holding  period of Acquired  Fund's shares  surrendered in exchange  therefor,  provided that Acquired Fund shares were held as a capital asset on the date of the Reorganization  under Section 1223(l)
          of the Code; and

               (10) Acquiring  Fund will  succeed to and take into account as of the date of the transfer (as defined in Section  1.381(b)-1(b)  of the regulations  issued  by the  United  States  Treasury  (the  "Treasury
          Regulations"))  the items of Acquired Fund described in Section 381(c)
          of the Code,  subject to the conditions and  limitations  specified in
          Sections  381,  382,  383  and  384  of the  Code,  and  the  Treasury
          Regulations.

          (h)  That  Voyageur  Tax Free Funds shall have  received an opinion in form and substance reasonably  satisfactory to it from SRSY, counsel to Voyageur
Insured  Funds,  to the effect  that,  subject in all respects to the effects of bankruptcy,  insolvency,  arrangement  among creditors,  moratorium,  fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

               (1)  Voyageur  Insured  Funds was  created as a  statutory  trust
          (formerly  known as a business  trust)  under the laws of the State of
          Delaware on December

                                      A-12

          17, 1998, and is validly  existing and in good standing under the laws of the State of Delaware;

               (2)  Voyageur  Insured  Funds is authorized to issue an unlimited number  of  shares of  beneficial  interest,  without  par  value,  of
          Voyageur Insured Funds and of Acquired Fund. Assuming that the initial shares  of  beneficial  interest  of  Acquired  Fund  were  issued  in accordance  with the 1940 Act, and the  Agreement and  Declaration  of
          Trust and By-Laws of Voyageur  Insured Funds,  and that all other such outstanding  shares of Acquired Fund were sold, issued and paid for in accordance with the terms of Acquired Fund prospectus in effect at the time of such sales,  each such  outstanding  share is validly  issued, fully paid and non-assessable;

               (3)  Voyageur Insured Funds is an open-end, investment company of the management type registered as such under the 1940 Act;

               (4)  Except as disclosed in Acquired Fund's  currently  effective prospectus,  such counsel does not know of any material suit,  action, or legal or administrative  proceeding  pending or threatened  against
          Voyageur  Insured  Funds,  the  unfavorable  outcome  of  which  would materially  and adversely  affect  Voyageur  Insured Funds or Acquired
          Fund;

               (5)  To  such   counsel's   knowledge,   no  consent,   approval,
          authorization or order of any court,  governmental authority or agency is required  for the  consummation  by Voyageur  Insured  Funds of the transactions contemplated by this Agreement,  except such as have been obtained  under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including,  in the case of each of the foregoing,  the rules and regulations  thereunder)  and  such  as may be  required  under  state securities laws;

               (6)  Neither the  execution,  delivery  nor  performance  of this
          Agreement by Voyageur  Insured  Funds  violates  any  provision of its
          Agreement and Declaration of Trust, its By-Laws,  or the provisions of any  agreement  or other  instrument,  known to such  counsel to which
          Voyageur  Insured Funds is a party or by which Voyageur  Insured Funds is otherwise bound; and

               (7)  This  Agreement has been validly  authorized and executed by
          Voyageur  Insured Funds and  represents  the legal,  valid and binding obligation  of  Voyageur  Insured  Funds  and is  enforceable  against
          Voyageur Insured Funds in accordance with its terms.

          In giving  the  opinions  set forth  above,  SRSY may state that it is relying on certificates of the officers of Voyageur Insured Funds with regard to
matters  of  fact  and  certain   certifications   and  written   statements  of
governmental  officials  with respect to the good  standing of Voyageur  Insured
Funds.

          (i)  That  Voyageur  Insured  Funds shall have  received an opinion in form and substance reasonably  satisfactory to it from SRSY, counsel to Voyageur
Tax Free Funds,  to the effect  that,  subject in all respects to the effects of bankruptcy,  insolvency,  arrangement  among

                                      A-13

creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general  applicability  relating  to or  affecting  creditor's  rights and to general equity principles:

               (1)  Voyageur  Tax Free Funds was  created as a  statutory  trust
          (formerly  known as a business  trust)  under the laws of the State of
          Delaware on December  17,  1998,  and is validly  existing and in good standing under the laws of the State of Delaware;

               (2)  Voyageur Tax Free Funds is  authorized to issue an unlimited number  of  shares of  beneficial  interest,  without  par  value,  of
          Acquiring Fund;

               (3)  Voyageur Tax Free Funds is an open-end investment company of the management type registered as such under the 1940 Act;

               (4)  Except as disclosed in Acquiring Fund's currently  effective prospectus,  such counsel does not know of any material suit,  action, or legal or administrative  proceeding  pending or threatened  against
          Voyageur  Tax Free  Funds,  the  unfavorable  outcome  of which  would materially and adversely  affect  Voyageur Tax Free Funds or Acquiring
          Fund;

               (5)  The shares of  beneficial  interest of Acquiring  Fund to be issued  pursuant  to the  terms of  Section  1 hereof  have  been duly authorized  and,  when  issued  and  delivered  as  provided  in  this
          Agreement,  will have been  validly  issued and fully paid and will be non-assessable  by Voyageur Tax Free Funds or Acquiring  Fund,  and to
          such counsel's  knowledge,  no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

               (6)  To  such   counsel's   knowledge,   no  consent,   approval,
          authorization or order of any court,  governmental authority or agency is required  for the  consummation  by Voyageur  Tax Free Funds of the transactions contemplated by this Agreement,  except such as have been obtained  under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including,  in the case of each of the foregoing,  the rules and regulations  thereunder)  and  such  as may be  required  under  state securities laws;

               (7)  Neither the  execution,  delivery  nor  performance  of this
          Agreement  by Voyageur Tax Free Funds  violates  any  provision of its
          Agreement and Declaration of Trust, its By-Laws,  or the provisions of any  agreement  or other  instrument,  known to such  counsel to which
          Voyageur Tax Free Funds is a party or by which Voyageur Tax Free Funds is otherwise bound; and

               (8)  This  Agreement has been validly  authorized and executed by
          Voyageur Tax Free Funds and  represents  the legal,  valid and binding obligation  of  Voyageur  Tax Free  Funds and is  enforceable  against
          Voyageur Tax Free Funds in accordance with its terms.

          In giving  the  opinions  set forth  above,  SRSY may state that it is relying on  certificates  of the officers of Voyageur Tax Free Funds with regard to  matters  of fact  and  certain

                                      A-14

certifications and written statements of governmental  officials with respect to the good standing of Voyageur Tax Free Funds.

          (j)  That Voyageur Tax Free Funds' Registration Statement with respect to the shares of  beneficial  interest  of  Acquiring  Fund to be  delivered  to
Acquired  Fund's  shareholders  in  accordance  with Section 1 hereof shall have become  effective,  and  no  stop  order  suspending  the  effectiveness  of the
Registration  Statement or any amendment or supplement thereto,  shall have been issued  prior to the  Closing  or  shall be in  effect  at the  Closing,  and no proceedings  for the issuance of such an order shall be pending or threatened on that date.

          (k)  That the shares of  beneficial  interest of Acquiring  Fund to be delivered  in  accordance  with  Section 1 hereof  shall be eligible for sale by
Voyageur  Tax Free Funds with each state  commission  or agency  with which such eligibility  is required in order to permit the shares  lawfully to be delivered to each Acquired Fund shareholder.

          (l)  That  at the  Closing,  Voyageur  Insured  Funds,  on  behalf  of
Acquired Fund, transfers to Acquiring Fund aggregate Net Assets of Acquired Fund comprising  at least 90% in fair market value of the total net assets and 70% in fair market  value of the total gross  assets  recorded on the books of Acquired
Fund at the Close of Business on the Valuation Date.

     10.  Fees and Expenses  The expenses of entering  into and carrying out the provisions of this Agreement, whether or not consummated,  shall be borne 33.33%
by Acquired Fund;  33.33% by Acquiring  Fund; and 33.34% by Delaware  Management
Company, a series of Delaware Management Business Trust.

     11.  Termination; Waiver; Order

          (a)  Anything   contained   in   this   Agreement   to  the   contrary
notwithstanding,  this Agreement may be terminated and the Plan abandoned at any time (whether before or after adoption  thereof by the  shareholders of Acquired
Fund) prior to the Closing as follows:

               (1)  by mutual consent of Voyageur Insured Funds and Voyageur Tax
          Free Funds;

               (2)  by Voyageur Tax Free Funds if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by
          Voyageur Tax Free Funds; or

               (3)  by Voyageur Insured Funds if any condition  precedent to its obligations set forth in Section 9 has not been fulfilled or waived by
          Voyageur Insured Funds.

          (b)  If the transactions  contemplated by this Agreement have not been consummated by June 30, 2007,  this Agreement shall  automatically  terminate on that date,  unless a later date is agreed to by both Voyageur  Insured Funds and
Voyageur Tax Free Funds.

          (c)  In the event of  termination  of this  Agreement  pursuant to the provisions  hereof,  the same shall become void and have no further effect,  and there shall not be any liability

                                      A-15

on the part of either  Voyageur  Insured  Funds or  Voyageur  Tax Free  Funds or
persons who are their trustees,  officers,  agents or shareholders in respect of this Agreement.

          (d)  At any time prior to the Closing,  any of the terms or conditions of this Agreement may be waived by either Voyageur Insured Funds or Voyageur Tax
Free Funds, respectively (whichever is entitled to the benefit thereof).

          (e)  The   respective   representations,   warranties   and  covenants
contained in Sections 4-8 hereof shall expire with,  and be  terminated  by, the consummation  of the Plan, and neither  Voyageur  Insured Funds nor Voyageur Tax
Free Funds, nor any of their officers,  trustees,  agents or shareholders  shall have any liability with respect to such  representations or warranties after the
Closing.  This  provision  shall not  protect  any  officer,  trustee,  agent or shareholder  of Voyageur  Insured  Funds or Voyageur Tax Free Funds  against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties in the conduct of such office.

          (f)  If any order or orders of the  Commission  with  respect  to this
Agreement  shall be issued  prior to the Closing  and shall  impose any terms or conditions  that are  determined  by action of the Board of Trustees of Voyageur
Insured  Funds or the  Board  of  Trustees  of  Voyageur  Tax  Free  Funds to be
acceptable,  such  terms and  conditions  shall be  binding as if a part of this
Agreement without further vote or approval of the shareholders of Acquired Fund, unless such further vote is required by applicable  law or by mutual  consent of the parties.

     12.  Liability of Voyageur Tax Free Funds and Voyageur Insured Funds

          (a)  Each  party  acknowledges  and  agrees  that all  obligations  of
Voyageur  Tax Free Funds under this  Agreement  are binding only with respect to
Acquiring  Fund;  that any  liability  of  Voyageur  Tax Free  Funds  under this
Agreement with respect to Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Voyageur Tax Free Funds shall be  liable  with  respect  to this  Agreement  or in  connection  with the transactions  contemplated  herein;  and that neither Voyageur Insured Funds nor
Acquired Fund shall seek  satisfaction  of any such obligation or liability from the shareholders of Voyageur Tax Free Funds, the trustees,  officers,  employees or agents of Voyageur Tax Free Funds, or any of them.

          (b)  Each  party  acknowledges  and  agrees  that all  obligations  of
Voyageur  Insured  Funds under this  Agreement  are binding only with respect to
Acquired Fund; that any liability of Voyageur Insured Funds under this Agreement
with  respect  to  Acquired  Fund,  or  in  connection  with  the   transactions
contemplated  herein with respect to Acquired Fund, shall be discharged only out of the assets of Acquired Fund;  that no other series of Voyageur  Insured Funds shall be  liable  with  respect  to this  Agreement  or in  connection  with the transactions  contemplated  herein; and that neither Voyageur Tax Free Funds nor
Acquiring Fund shall seek  satisfaction of any such obligation or liability from the shareholders of Voyageur Insured Funds, the trustees, officers, employees or agents of Voyageur Insured Funds, or any of them.

                                      A-16

     13.  Final Tax Returns and Forms 1099 of Acquired Fund

          (a)  After the Closing,  Voyageur  Insured  Funds shall or shall cause its agents to prepare any  federal,  state or local Tax returns,  including  any
Forms  1099,  required  to be filed by Voyageur  Insured  Funds with  respect to
Acquired Fund's final taxable year ending with its complete  liquidation and for any prior  periods or taxable years and shall further cause such Tax returns and
Forms 1099 to be duly filed with the appropriate taxing authorities.

          (b)  Notwithstanding  the provisions of Section 1 hereof, any expenses incurred by Voyageur  Insured  Funds or Acquired Fund (other than for payment of
Taxes) in  connection  with the  preparation  and filing of said Tax returns and
Forms 1099 after the Closing, shall be borne by Acquired Fund to the extent such expenses  have been or should have been accrued by Acquired Fund in the ordinary course without regard to the Plan  contemplated  by this  Agreement;  any excess expenses  shall be borne by Delaware  Management  Company,  a series of Delaware
Management  Business  Trust,  at the time such Tax  returns  and Forms  1099 are prepared.

     14.  Cooperation and Exchange of Information

          Voyageur Tax Free Funds and Voyageur  Insured  Funds will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund  of Taxes  or  participating  in or  conducting  any  audit or other proceeding  in respect  of Taxes.  Each party or their  respective  agents  will retain  for a  period  of six (6)  years  following  the  Closing  all  returns, schedules and work papers and all material  records or other documents  relating to Tax matters of Acquired Fund and Acquiring  Fund for its taxable period first ending after the Closing and for all prior taxable periods.

     15.  Entire Agreement and Amendments

          This Agreement  embodies the entire Agreement  between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended  only by mutual  consent of the parties in writing.  Neither this
Agreement  nor any  interest  herein may be assigned  without the prior  written consent of the other party.

     16.  Counterparts

          This Agreement may be executed in any number of counterparts,  each of which  shall be deemed to be an  original,  but all such  counterparts  together shall constitute but one instrument.

     17.  Notices

          Any notice,  report,  or demand required or permitted by any provision of this Agreement  shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid,  addressed to Voyageur Insured
Funds or Voyageur Tax Free Funds at 2005 Market Street, Philadelphia,  PA 19103,
Attention: Secretary.

                                      A-17

     18.  Governing Law

          This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

     19.  Effect of Facsimile Signature

          A facsimile  signature of an  authorized  officer of a party hereto on this  Agreement  and/or any transfer  document  shall have the same effect as if executed in the original by such officer.

          IN WITNESS WHEREOF, Voyageur Insured Funds and Voyageur Tax Free Funds
have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized  officers,  all as of the day and year first-above written.

                                   Voyageur Insured Funds, on behalf of the
                                   Delaware Tax-Free Minnesota Insured Fund

                                   By:
                                          (name) (title)

                                   Voyageur Tax Free Funds,  on behalf of the
                                   Delaware  Tax-Free  Minnesota Fund

                                   By:
                                          (name) (title)

                                      A-18

                                    EXHIBIT B
                           PRINCIPAL HOLDERS OF SHARES

--------------------------------------------------------------------------------------------------------
FUND NAME / CLASS               NAME AND ADDRESS OF ACCOUNT         SHARE AMOUNT         PERCENTAGE
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota
Insured Fund - Class A Shares   ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota
Insured Fund - Class B Shares   ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota
Insured Fund - Class C Shares   ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

                                      B-1

--------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota
Fund - Class A Shares           ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota
Fund - Class B Shares           ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota
Fund - Class C Shares           ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

                                ------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

                                      B-2

              DELAWARE TAX-FREE MINNESOTA INSURED FUND (THE "FUND")

                   MEETING OF SHAREHOLDERS - NOVEMBER 30, 2006
                    PROXY SOLICITED BY THE BOARD OF TRUSTEES

The undersigned,  revoking previous proxies,  hereby appoint(s) A.G. Ciavarelli,
David F.  Connor and  Michael E.  Dresnin or any of them,  attorneys,  with full power of substitution,  to vote all shares of the Fund, as indicated above, that the  undersigned is entitled to vote at the above stated Meeting of Shareholders to be held at the offices of Delaware Investments located at 2001 Market Street,
2nd Floor Auditorium,  Philadelphia,  PA 19103-7055 on November 30, 2006 at 3:00
p.m., Eastern Time and at any adjournments  thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts,  then by that one. This proxy shall be voted on the proposal described in the Proxy  Statement/Prospectus  as specified on the reverse  side.
Receipt of the Notice of Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

To vote by Mail: (1) Read the Proxy Statement;  (2) Check the appropriate box on the reverse side;  and (3) Sign,  date and return the proxy card in the envelope provided.

To vote by  Telephone:  (1) Read the Proxy  Statement and have the proxy card at hand; (2) Call [1-888-221-0697]; and (3) Follow the recorded instructions.

To vote by  Internet:  (1) Read the Proxy  Statement  and have the proxy card at hand; (2) Go to www.proxyweb.com; and (3) Follow the on-line directions.

                          MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____
                          OK TO PRINT AS IS* ____________ *By signing this form
                          you are authorizing MIS to print this form in its
                          current state.

                          _____________________________________________________
                          SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

LABEL BELOW FOR MIS USE ONLY!
PO# ______
DELAWARE INVESTMENTS #___
DELAWARE TAX-FREE MINNESOTA INSURED FUND
ORIGINAL2UP [____________]
DOREEN (DELAWARE __________________)
REVISION #1 [___________]
REVIEW #1 [_____________]

   UNLESS YOU'RE VOTING BY TELEPHONE OR INTERNET, PLEASE SIGN, DATE AND RETURN
           PROMPTLY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED.

                        Date: __________________________

                                [GRAPHIC OMITTED]

              Signature(s) (Joint Owners) (Please sign within box)

THIS PROXY CARD IS ONLY VALID WHEN SIGNED:  To avoid the  additional  expense to the Fund of further solicitation,  please date and sign name(s) above as printed on this card to  authorize  the  voting of your  shares  as  indicated.  Persons signing as executor, administrator,  trustee or other representative should give full title as such.

THIS PROXY IS SOLICITED  ON BEHALF OF THE BOARD OF TRUSTEES  WITH RESPECT TO THE
FUND.  THE  FOLLOWING  MATTER IS  PROPOSED  BY THE FUND.  THE BOARD OF  TRUSTEES
RECOMMENDS A VOTE FOR THE PROPOSAL.  IF NO  SPECIFICATION IS MADE AND THIS PROXY
IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.  PLEASE REFER
TO THE PROXY  STATEMENT/PROSPECTUS  FOR A DISCUSSION OF THE  PROPOSAL.  IF OTHER
MATTERS PROPERLY COME BEFORE THE MEETING TO BE VOTED ON, THE SHARES  REPRESENTED
BY THE PROXY  HOLDERS WILL BE VOTED AND CONSENTED ON THOSE MATTERS IN ACCORDANCE
WITH THE VIEWS OF MANAGEMENT.

PLEASE FILL IN BOX AS SHOWN  USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.  PLEASE
DO NOT USE FINE POINT PENS. [X]

Proposal:                                             For   Against   Abstain

1.  To   approve   an   Agreement   and   Plan  of    [ ]    [ ]       [ ]
Reorganization  between Voyageur Insured Funds, on
behalf of the Delaware Tax-Free  Minnesota Insured
Fund (the "Acquired Fund"),  and Voyageur Tax Free
Funds,   on  behalf  of  the   Delaware   Tax-Free
Minnesota  Fund  (the  "Acquiring  Fund"),   which
provides   for:   (i)  the   acquisition   by  the
Acquiring Fund of substantially  all of the assets
of the  Acquired  Fund,  in exchange for shares of
the   Acquiring    Fund;   (ii)   the   pro   rata
distribution  of shares of the  Acquiring  Fund to
the  shareholders  of the Acquired Fund; and (iii)
the  liquidation  and  dissolution of the Acquired
Fund.

2.  To  vote  upon  any  other   business  as  may
properly   come   before   the   Meeting   or  any
adjournment thereof.

                          MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____
                          OK TO PRINT AS IS* ____________ *By signing this form
                          you are authorizing MIS to print this form in its
                          current state.

                          _____________________________________________________
                          SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

LABEL BELOW FOR MIS USE ONLY!
PO# ______
DELAWARE INVESTMENTS #___
DELAWARE TAX-FREE MINNESOTA INSURED FUND
ORIGINAL2UP [____________]
DOREEN (DELAWARE __________________)
REVISION #1 [___________]
REVIEW #1 [_____________]

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                        DELAWARE TAX-FREE MINNESOTA FUND
                                   a series of
                             VOYAGEUR TAX FREE FUNDS

                             Dated [October 2,] 2006

               Acquisition of Substantially All of the Assets of:

                    DELAWARE TAX-FREE MINNESOTA INSURED FUND
                      (a series of Voyageur Insured Funds)

                        By and in exchange for shares of

                        DELAWARE TAX-FREE MINNESOTA FUND
                      (a series of Voyageur Tax Free Funds)

This Statement of Additional  Information  ("SAI")  relates  specifically to the proposed  acquisition of  substantially  all of the assets of Delaware  Tax-Free
Minnesota Insured Fund (the "Minnesota  Insured Fund") in exchange for shares of
Delaware Tax Free Minnesota Fund (the "Minnesota Fund").

This SAI consists of this Cover Page and the following documents,  each of which is attached to and is legally considered to be a part of this SAI.

     1.   Statement of  Additional  Information  of the  Minnesota  Fund,  dated
          December 29, 2005 as previously filed via EDGAR is incorporated herein by  reference  to  Voyageur  Tax Free  Funds'  filing  under  Rule 497
          [Accession No. 0000950116-06-000012] filed January 3, 2006 and will be mailed to any Shareholder who requests this SAI.

     2.   Supplements  to  the  Statement  of  Additional   Information  of  the
          Minnesota Fund,  dated December 29, 2005 as previously filed via EDGAR are  incorporated  herein by  reference  to  Voyageur  Tax Free Funds'
          filings   under  Rule  497   [Accession   Nos.   0000809064-06-000002,
          0000910682-06-000012,    0000201670-06-000008,   0000910682-06-000019,
          0000910682-06-000021]  filed January 3, 2006,  June 8, 2006,  July 18,
          2006,  July 31,  2006 and  August 2, 2006,  respectively,  and will be mailed to any Shareholder who requests this SAI.

     3.   Annual Report of the  Minnesota  Fund for the fiscal year ended August
          31,  2005 as  previously  filed  via EDGAR is  incorporated  herein by
          reference   to  Voyageur  Tax  Free  Funds'   N-CSR   [Accession   No.
          0000950116-05-003423] filed November 4, 2005 and will be mailed to any
          Shareholder who requests this SAI.

     4.   Semi-Annual  Report of the Minnesota  Fund for the fiscal period ended
          February 28, 2006 as previously filed via EDGAR is incorporated herein by  reference  to  Voyageur  Tax  Free  Funds'  N-CSR  [Accession  No.
          0001206774-06-001111]  filed  May 10,  2006 and will be  mailed to any
          Shareholder who requests this SAI.

     5.   Annual Report of the Minnesota  Insured Fund for the fiscal year ended
          August 31, 2005 as previously  filed via EDGAR is incorporated  herein
          by  reference  to  Voyageur   Insured  Funds'  N-CSR   [Accession  No.
          0000950116-05-003418] filed November 4, 2005 and will be mailed to any
          Shareholder who requests this SAI.

     6.   Semi-Annual Report of the Minnesota Insured Fund for the fiscal period ended February 28, 2006 as previously  filed via EDGAR is incorporated herein by reference to Voyageur  Insured  Funds' N-CSR  [Accession No.
          0001206774-06-001108]  filed  May 10,  2006 and will be  mailed to any
          Shareholder who requests this SAI.

     7.   Pro Forma Financial Statements for the reorganization of the Minnesota
          Insured Fund with and into the Minnesota Fund.

     This SAI is not a prospectus;  you should read this SAI in conjunction with the  Proxy  Statement/Prospectus  dated  [October  2,]  2006,  relating  to  the
above-referenced   transaction.   You  can   request   a  copy   of  the   Proxy
Statement/Prospectus  by calling  1-800-523-1918  or by writing to the  Delaware
Tax-Free  Minnesota  Fund at Attention:  Account  Services,  2005 Market Street,
Philadelphia, PA 19103-7094.

Delaware Tax-Free Minnesota Fund
Pro Forma Portfolio of Investments(A)
As of February 28, 2006                                                       % of Total
(Unaudited)                                                                   Investments
                                                                              (Pro Forma         Delaware Tax-Free Minnesota Fund
                                                                              Combined)             Par           Market Value
                                                                              -----------     --------------------------------------
                                                                              -----------     --------------------------------------

Municipal Bonds                                                                    96.36%
Airport Revenue Bonds                                                               5.04%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
  5.00% 1/1/22 (AMBAC)                                                                               $3,440,000         $3,554,002
  5.00% 1/1/22 (MBIA)                                                                                         0                  0
  5.125% 1/1/25 (FGIC)                                                                                        0                  0
  5.25% 1/1/16 (MBIA)                                                                                 1,460,000          1,572,289
  5.25% 1/1/32 (FGIC)                                                                                 5,000,000          5,285,900
Minneapolis/St. Paul Metropolitian Airports Commission Revenue Series B
  5.00% 1/1/35 (AMBAC)                                                                                5,145,000          5,374,569
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series C
  5.125% 1/1/20 (FGIC)                                                                                        0                  0
  5.25% 1/1/32 (FGIC)                                                                                 2,250,000          2,378,655
  5.50% 1/1/17 (FGIC)                                                                                 2,500,000          2,685,625
                                                                                                               ---------------------
                                                                                                                        20,851,040
                                                                                                               ---------------------

Combined Utilities                                                                  0.46%
Shakopee Public Utilities Commission Revenue 5.125% 2/1/26 (MBIA)                                     1,000,000          1,034,920
                                                                                                               ---------------------
                                                                                                                         1,034,920
                                                                                                               ---------------------

Continuing Care/Retirement Revenue Bonds                                            2.78%
Apple Valley, Minnesota Economic Development Authority Health Care
  Revenue (Augustana Home St. Paul Project) Series A 6.00% 1/1/40                                     2,700,000          2,733,966
Apple Valley, Minnesota Economic Development Authority Health Care
  Revenue (Evercare Senior Living Project) Series A 6.125% 6/1/35                                     4,000,000          3,980,680
Bloomington Housing & Redevelopment Authority Housing Revenue
  (Senior Summerhouse Bloomington Project, Presbyterian Homes
  Housing & Assisted Living, Inc.) 6.125% 5/1/35                                                      3,420,000          3,495,479
Minneapolis Health Care Facility Revenue (Jones-Harrison
  Residence Project) 5.60% 10/1/30                                                                    1,550,000          1,551,163
Minnesota Agriculture & Economic Development Board Revenue
  (Benedictine Health Systems) 5.75% 2/1/29                                                           1,895,000          1,917,948
Rochester, Minnesota Multifamily Revenue (Wedum Shorewood
  Campus Project) 6.60% 6/1/36                                                                        3,890,000          4,020,510
                                                                                                               ---------------------
                                                                                                                        17,699,746
                                                                                                               ---------------------

Corporate-Backed Revenue Bonds                                                      2.92%
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                              6,500,000          6,585,085
Sartell Environmental Improvement Revenue (International Paper)
  Series A 5.20% 6/1/27                                                                               5,465,000          5,595,559
Seaway Port Authority of Duluth Industrial Development Dock & Wharf
  Revenues (Cargill, Inc. Project) Series E 6.125% 11/1/14                                            4,500,000          4,608,045
                                                                                                               ---------------------
                                                                                                                        16,788,689
                                                                                                               ---------------------

Dedicated Tax & Fees Revenue Bonds                                                  1.10%
^Minneapolis Community Development Agency Tax Increment
  Revenue 6.674% 9/1/09 (MBIA)                                                                        5,750,000          5,086,220
Virgin Islands Public Finance Authority (Matching Fund Loan) Series A
  5.25% 10/1/22                                                                                               0                  0
                                                                                                               ---------------------
                                                                                                                         5,086,220
                                                                                                               ---------------------

Electric & Gas Revenue Bonds                                                       10.74%
Chaska Electric Revenue (Generating Facilitites) Series A 5.00% 10/1/30                               3,000,000          3,106,230
Laurentian Energy Authority I Series A 5.00% 12/1/21                                                  8,000,000          8,104,879
Minnesota State Municipal Power Agency
  Series A 5.00% 10/1/34                                                                              4,250,000          4,388,550
  Series A 5.125% 10/1/29                                                                             3,000,000          3,138,780
  5.00% 10/1/35                                                                                       3,000,000          3,106,230
Northern Minnesota Municipal Power Agency Electric System
 ^Revenue Series A 5.849% 1/1/09 (AMBAC)                                                              3,815,000          3,455,818
  Revenue Series B 4.75% 1/1/20 (AMBAC)                                                               2,500,000          2,582,675
&Northern Municipal Power Agency Electric System Revenue, Inverse
  Floater ROLs Series II-R-32 7.176% 1/1/13 (FSA)                                                             0                  0
Puerto Rico Electric Power Authority Power Revenue
  Series GG 4.75% 9/1/21 (FSA)                                                                                0                  0
  Series OO 5.00% 7/1/13 (CIFG)                                                                               0                  0
Rochester Electric Utilities Revenue 5.25% 12/1/30                                                    4,915,000          5,127,623
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
  5.00% 1/1/12 (AMBAC)                                                                                4,205,000          4,504,438
  5.00% 1/1/13 (MBIA)                                                                                 5,820,000          6,271,516
  5.25% 1/1/15 (AMBAC)                                                                                3,000,000          3,320,370
&Southern Minnesota Municipal Power Agency Supply System
  Revenue, Inverse Floater ROLs
  Series II-R-189-3 7.196% 1/1/14 (AMBAC)                                                             2,000,000          2,397,040
  Series II-R-189 7.316% 1/1/15 (AMBAC)                                                               2,950,000          3,580,061
Western Minnesota Municipal Power Agency Series B 5.00% 1/1/15 (MBIA)                                         0                  0
                                                                                                               ---------------------
                                                                                                                        53,084,210
                                                                                                               ---------------------

Escrowed to Maturity Bonds                                                          6.74%
Dakota/Washington Counties Housing & Redevelopment Authority
  Anoka Single Family Residential Mortgage Revenue 8.45% 9/1/19 (GNMA) (AMT)                                  0                  0
Dakota/Washington Counties Housing & Redevelopment Authority
  Bloomington Mortage Single Family Residential Mortgage Revenue
  8.15% 9/1/16 (GNMA) (MBIA) (AMT)                                                                            0                  0
  8.375% 9/1/21 (GNMA) (MBIA) (AMT)                                                                           0                  0
Southern Minnesota Municipal Power Agency Supply Revenue Series A
  5.75% 1/1/18                                                                                                0                  0
  5.75% 1/1/18 (AMBAC)                                                                                        0                  0
Southern Minnesota Municipal Power Agency Supply System Revenue
  Series B 5.50% 1/1/15 (AMBAC)                                                                         990,000          1,058,389
Western Minnesota Municipal Power Agency Supply Revenue Series A
  6.60% 1/1/10                                                                                                0                  0
  9.75% 1/1/16 (MBIA)                                                                                   185,000            269,649
                                                                                                               ---------------------
                                                                                                                         1,328,038
                                                                                                               ---------------------

Higher Education Revenue Bonds                                                      5.22%
Minnesota State Colleges & Universities Revenue Fund Series A
  5.00% 10/1/22 (FSA)                                                                                         0                  0
  5.00% 10/1/29 (MBIA)                                                                                1,665,000          1,769,878
Minnesota State Higher Education Facilities Authority Revenue
  (Augsburg College) Series 6-C 5.00% 5/1/20                                                          1,250,000          1,303,138
  (College of St. Benedict) Series 4-G 6.20% 3/1/16                                                   1,000,000          1,001,520
  (Hamline University) Series 4-1
  6.00% 10/1/12                                                                                         270,000            271,909
  6.00% 10/1/16                                                                                         390,000            394,298
  (St. Catherine College) Series 5-N1
  5.00% 10/1/18
  5.25% 10/1/22                                                                                       1,500,000          1,572,645
  5.375% 10/1/32                                                                                      1,000,000          1,052,010
St. Cloud Housing & Redevelopment Authority Revenue (State
  University Foundation Project) 5.00% 5/1/23                                                                 0                  0
University of Minnesota Series A 5.50% 7/1/21                                                         2,000,000          2,313,420
&University of Minnesota, Inverse Floater ROLs Series II-R-29
  7.683% 7/1/21                                                                                       5,250,000          6,895,349
  8.19% 7/1/18                                                                                        1,920,000          2,612,506
                                                                                                               ---------------------
                                                                                                                        19,186,673
                                                                                                               ---------------------

Hospital Revenue Bonds                                                             18.37%
Bemidji Health Care Facilities First Meeting Revenue (North Country
  Health Services)
  5.00% 9/1/24 (RADIAN)                                                                                 740,000            769,985
  6.05% 9/1/16                                                                                          600,000            600,978
  6.05% 9/1/24                                                                                        1,825,000          1,827,902
Breckenridge Catholic Health Initiatives 5.00% 5/1/30                                                 2,000,000          2,092,720
Duluth Economic Development Authority Health Care Facilities
  Revenue Benedictine Health System (St. Mary's Hospital)
  5.25% 2/15/28                                                                                               0                  0
  5.25%  2/15/33                                                                                     10,000,000         10,331,499
  5.50% 2/15/23                                                                                       1,000,000          1,065,950
Maple Grove Health Care Facilities Revenue (North Memorial Health Care)
  5.00% 9/1/29                                                                                        1,000,000          1,035,590
  5.00% 9/1/35                                                                                        5,850,000          6,012,689
Marshall Medical Center Gross Revenue (Weiner Memorial Medical
  Center Project) 6.00% 11/1/28                                                                       1,000,000          1,047,280
Minneapolis Health Care System Revenue
  (Allina Health Systems)
  Series A 5.75% 11/15/32                                                                             9,500,000         10,206,420
  (Fairview Health Services) Series D
  5.00% 11/15/30 (AMBAC)                                                                              1,500,000          1,580,130
  5.00% 11/15/34 (AMBAC)                                                                              2,500,000          2,625,650
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care
  System Revenue
  (Allina Health Systems)
  5.00% 11/15/13 (AMBAC)                                                                                      0                  0
  (Healthpartners Obligation Group Project)
  5.625% 12/1/22                                                                                              0                  0
  5.875% 12/1/29                                                                                              0                  0
Minnesota Agricultural & Economic Development Broad Revenue
  (Fairview Health Care System) Series A
  5.75% 11/15/26 (MBIA)                                                                                       0                  0
  6.375% 11/15/29                                                                                        15,000             16,293
Rochester Health Care Facilities Revenue (Mayo Foundation) Series B
  5.50% 11/15/27                                                                                        700,000            731,129
&Rochester Health Care Facilities Revenue (Mayo Foundation),
  Inverse Floater ROLs Series II-R-28
  Series A 7.683% 11/15/27                                                                            2,100,000          2,286,795
  Series B 7.683% 11/15/27                                                                            8,375,000          9,119,956
Shakopee Health Care Facilities Revenue (St. Francis Regional
  Medical Center)
  5.10% 9/1/25                                                                                        2,000,000          2,068,740
  5.25% 9/1/34                                                                                        7,000,000          7,223,790
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health
  Services) Series B
  5.25% 7/1/30                                                                                        9,420,000          9,790,018
  5.50% 7/1/25                                                                                                0                  0
St. Paul Housing & Redevelopment Authority Hospital Revenue
  (Health East Project)
  Series A 5.70% 11/1/15                                                                              1,300,000          1,346,579
  6.00% 11/15/35                                                                                      4,340,000          4,703,735
St. Paul Housing & Redevelopment Authority Hospital Revenue (St.
  Paul/Ramsey Medical Center Project) 5.50% 5/15/13 (AMBAC)                                                   0                  0
Washington County Housing & Redevelopment Authority Hospital
  Facilities Revenue (Health East Project) 5.50% 11/15/27                                             1,000,000          1,021,320
Willmar (Rice Memorial Hospital Project)
  5.00% 2/1/22 (FSA)                                                                                          0                  0
  5.00% 2/1/25 (FSA)                                                                                          0                  0
                                                                                                               ---------------------
                                                                                                                        77,505,148
                                                                                                               ---------------------

Multifamily Housing Revenue Bonds                                                   6.84%
Brooklyn Center Multifamily Housing Revenue (Shingle Creek)
  5.40% 5/20/43 (GNMA) (AMT)                                                                          1,000,000          1,027,530
Carver County Housing & Redevelopment Authority Multifamily
  Revenue (Lake Grace Apartments Project) Series A 6.00% 7/1/28                                       1,435,000          1,475,654
Eagan Multifamily Revenue (Woodridge Apartments) 5.90% 8/1/20 (GNMA)                                          0                  0
Eden Prairie Multifamily Housing Revenue (Tanager Creek) Series A
  8.05% 6/20/31 (GNMA)                                                                                7,605,000          7,883,495
Hopkins Multifamily Housing Revenue (Auburn Apartments Project) Series A
  8.05% 6/20/31 (GNMA)                                                                                        0                  0
Hopkins Multifamily Housing Revenue (Hopkins Renaissance
  Project-Section 8) 6.375% 4/1/20                                                                    1,000,000          1,033,380
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments
  Project-Section 8) 5.75% 11/1/28                                                                      910,000            849,412
Minneapolis Multifamily Housing Revenue
  (Bottineau Commons Project)
  5.45% 4/20/43 (GNMA) (AMT)                                                                                  0                  0
  (Grant Street Apartments Project) Series A
  7.25% 11/1/29                                                                                         750,000            767,865
  (Seward Towers Project)
  5.00% 5/20/36 (GNMA)                                                                                4,000,000          4,163,200
  (Sumner Field) Series A
  5.50% 11/20/26 (GNMA) (AMT)                                                                         1,000,000          1,046,490
  (Trinity Apartments-Section 8) Series A
  6.75% 5/1/21                                                                                        1,810,000          1,869,459
Minnesota State Housing Finance Agency Rental Housing Revenue
  Series C-2 5.95% 2/1/15 (AMBAC)                                                                             0                  0
@Park Rapids Multifamily Revenue (The Court Apartments
  Project-Section 8) 6.30% 2/1/20                                                                     2,870,000          2,670,018
St. Cloud Housing & Redevelopment Authority Revenue (Sterling
  Heights Apartments Project) 7.55% 4/1/39 (AMT)                                                      1,000,000          1,046,310
Stillwater Multifamily Housing Revenue (Stillwater Cottages Project)
  Series A 7.00% 11/1/27                                                                              1,000,000          1,027,260
  7.25% 11/1/27 (AMT)                                                                                 1,540,000          1,583,459
Wadena Housing & Redevelopment Authority Multifamily Housing
  Revenue (Humphrey Manor East Project) 6.00% 2/1/19                                                  1,860,000          1,832,825
Washington County Housing & Redevelopment Authority
  Governmental Revenue (Briar Pond) Series C 7.25% 8/20/34                                              960,000            894,173
White Bear Lake Multifamily Revenue (Lake Square) Series A
  5.875% 2/1/15 (FHA)                                                                                         0                  0
Willmar Housing & Redevelopment Authority Multifamily Housing
  Revenue (Highland Apartments-Section 8) 5.85% 6/1/19                                                  960,000            960,000
                                                                                                               ---------------------
                                                                                                                        30,130,530
                                                                                                               ---------------------

Municipal Lease Revenue Bonds                                                       3.59%
Hopkins Housing & Redevelopment Authority Public Works and Fire
  Station Series A 5.00% 2/1/23 (MBIA)                                                                        0                  0
Minneapolis Special School District #001 Series A
  5.00% 2/1/18 (FSA)                                                                                          0                  0
  5.00% 2/1/19 (FSA)                                                                                          0                  0
  5.00% 2/1/20 (FSA)                                                                                          0                  0
Puerto Rico Public Buildings Authority Revenue (Government
  Facilities) Series D 5.25% 7/1/36                                                                   1,070,000          1,124,014
St. Paul Port Authority Lease Revenue
  (Cedar Street Office Building Project)
  5.00% 12/1/22                                                                                       2,500,000          2,659,100
  5.125% 12/1/27                                                                                      1,000,000          1,059,890
  5.25% 12/1/27                                                                                               0                  0
  (Robert Street Office Building Project)
  4.75% 12/1/23                                                                                       2,000,000          2,064,720
  5.00% 12/1/27                                                                                       2,500,000          2,635,325
  Series 9 5.25% 12/1/27                                                                                725,000            776,163
                                                                                                               ---------------------
                                                                                                                        10,319,212
                                                                                                               ---------------------

Political Subdivision General Obligation Bonds                                      2.62%
Dakota County Capital Improvement Series A 4.75% 2/1/26                                               1,000,000          1,025,780
Dakota County Community Development Agency Governmental
  Housing Development 5.00% 1/1/21                                                                            0                  0
Hennepin County Regional Railroad Authority 5.00% 12/1/31                                             4,030,000          4,203,169
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                     1,200,000          1,291,068
Minneapolis Library 5.00% 12/1/25                                                                     1,500,000          1,589,070
Ramsey County State Aid Series C 5.00% 2/1/28                                                         1,060,000          1,116,646
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                                                     1,905,000          2,002,117
Todd Morrison Cass & Wadena Counties United Hospital District
  (Health Care Facilities Lakewood)
  5.00% 12/1/21                                                                                       2,000,000          2,081,140
  5.00% 12/1/34                                                                                       1,000,000          1,021,260
  5.125% 12/1/24                                                                                      1,000,000          1,043,660
                                                                                                               ---------------------
                                                                                                                        15,373,910
                                                                                                               ---------------------

§Pre-Refunded Bonds                                                               8.81%
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                                     1,000,000          1,104,040
Little Canada Multifamily Housing Revenue Alternative Development
  (Montreal Courts Apartments Project) Series A
  6.10% 12/1/17-07                                                                                    1,270,000          1,308,760
  6.25% 12/1/27-07                                                                                    2,900,000          3,023,453
Minneapolis Community Development Agency (Supported
  Development Revenue) Series G-3 5.45% 12/1/31-11                                                            0                  0
Minneapolis Health Care System Revenue (Fairview Health Services)
  Series A 5.625% 5/15/32-12                                                                         11,525,000         12,851,183
Minneapolis Tax Increment Revenue Series E 5.00% 3/1/13-09                                            6,265,000          6,543,479
Minnesota Agricultural & Economic Development Board Revenue
  (Fairview Health Care System) Series A
  5.75% 11/15/26-07 (MBIA)                                                                                    0                  0
  6.375% 11/15/29-10                                                                                    485,000            545,591
Minnesota Higher Education Facilities Series 4-1
  6.00% 10/1/12-06                                                                                      980,000            994,739
  6.00% 10/1/16-06                                                                                    1,400,000          1,421,056
Minnesota Public Facilities Authority Water Pollution Control Revenue
  Series A 5.00% 3/1/20-10                                                                            3,000,000          3,166,710
  Series B 4.75% 3/1/19-09                                                                            2,000,000          2,073,580
Puerto Rico Public Buildings Authority Guaranteed Government
  Facilities Revenue Series D 5.25% 7/1/36-12                                                         2,930,000          3,180,163
Southern Minnesota Municipal Power Agency Supply System Revenue
  Series A 5.75% 1/1/18-16 (MBIA)                                                                     1,000,000          1,068,730
                                                                                                               ---------------------
                                                                                                                        37,281,484
                                                                                                               ---------------------

School District General Obligation Bonds                                           14.71%
Big Lake Independent School District #727 Series A
  5.00% 2/1/17 (FSA)                                                                                          0                  0
  5.00% 2/1/20 (FSA)                                                                                          0                  0
Bloomington Independent School District #271 Series B 5.00% 2/1/17                                    5,300,000          5,540,143
Cambridge Independent School District #911 Series A 4.75% 2/1/30 (MBIA)                               1,035,000          1,064,166
Centennial Independent School District #012 Series A 5.00% 2/1/18 (FSA)                                       0                  0
Farmington Independent School District #192 Capital Appreciation Series B
  5.00% 2/1/27 (FSA)                                                                                  6,705,000          7,113,401
  ^5.34% 2/1/21 (FSA)                                                                                 1,500,000            720,420
  ^5.422% 2/1/20 (FSA)                                                                                1,650,000            836,798
^Lakeville Independent School District #194 Capital Appreciation
  Series B 5.450% 2/1/19 (FSA)                                                                        8,000,000          4,197,920
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                5,500,000          5,731,990
^Mahtomedi Independent School District #832 Capital Appreciation
  Series B 5.898% 2/1/14 (MBIA)                                                                       1,540,000          1,130,144
Morris Independent School District #769 5.00% 2/1/24 (MBIA)                                                   0                  0
Mounds View Independent School District #621
  5.00% 2/1/20 (MBIA)                                                                                         0                  0
  5.375% 2/1/24 (FGIC)                                                                                        0                  0
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (FSA)                               3,145,000          3,390,027
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)                                               0                  0
&Rockford Independent School District #883, Inverse Floater ROLs
  Series II-R-30-A 7.936% 2/1/23 (FSA)                                                                3,510,000          4,014,352
  Series II-R-30-B 7.886% 2/1/21 (FSA)                                                                        0                  0
^Rosemont Independent School District #196 Capital Appreciation
  Series B
  5.80% 4/1/09 (FSA)                                                                                          0                  0
  5.85% 4/1/10 (FSA)                                                                                          0                  0
  5.931% 4/1/11 (FSA)                                                                                 2,600,000          2,161,588
  5.96% 4/1/12 (FSA)                                                                                  1,850,000          1,474,598
  6.008% 4/1/13 (FSA)                                                                                 1,915,000          1,461,854
^Sartell Independent School District #748 Capital Appreciation Series B
  5.976% 2/1/13 (MBIA)                                                                                  540,000            412,285
  6.099% 2/1/15 (MBIA)                                                                                1,075,000            753,134
  6.15% 2/1/16 (MBIA)                                                                                 1,750,000          1,172,500
^Sauk Rapids Independent School District #047 Series B
  5.982% 2/1/15 (FSA)                                                                                         0                  0
  6.083% 2/1/17 (FSA)                                                                                         0                  0
&South Washington County Independent School District #833, Inverse
  Floater ROLs Series II-R-34-A
  7.886% 2/1/20 (MBIA)                                                                                        0                  0
  7.886% 2/1/21 (MBIA)                                                                                        0                  0
St. Michael Independent School District #885
  5.00% 2/1/20 (FSA)                                                                                          0                  0
  5.00% 2/1/27 (FSA)                                                                                          0                  0
                                                                                                               ---------------------
                                                                                                                        41,175,320
                                                                                                               ---------------------

Single Family Housing Revenue Bonds                                                 0.74%
Dakota County Housing & Redevelopment Authority Single Family
  Mortgage Revenue Series B 5.85% 10/1/30 (GNMA) (FNMA) (AMT)                                                 0                  0
Minnesota State Housing Finance Agency Single Family Mortgage
  Series A 5.30% 7/1/19                                                                                 635,000            665,601
  Series B 5.35% 1/1/33 (AMT)                                                                         2,970,000          3,046,091
  Series J 5.90% 7/1/28 (AMT)                                                                           525,000            542,640
St. Louis Park Residential Mortgage Revenue Series A 7.25% 4/20/23 (GNMA)                               128,000            128,099
                                                                                                               ---------------------
                                                                                                                         4,382,431
                                                                                                               ---------------------

State General Obligation Bonds                                                      3.51%
Minnesota State
  5.00% 11/1/20 (FSA)                                                                                 8,175,000          8,644,245
  5.00% 8/1/21                                                                                        2,400,000          2,559,648
Minnesota State Refunding Various Purposes 5.00% 6/1/13                                               5,175,000          5,346,189
                                                                                                               ---------------------
                                                                                                                        16,550,082
                                                                                                               ---------------------

Tax Increment / Special Assessment Bonds                                            0.32%
Minneapolis Tax Increment Revenue (St. Anthony Falls Project) 5.75% 2/1/27                            1,000,000          1,021,310
St. Paul Housing & Redevelopment Authority Tax Increment (Upper
  Landing Project) Series A 6.80% 3/1/29                                                              1,000,000          1,015,440
                                                                                                               ---------------------
                                                                                                                         2,036,750
                                                                                                               ---------------------

Territorial General Obligation Bonds                                                1.00%
Puerto Rico Commonwealth Public Improvement Series A
  5.00% 7/1/34                                                                                        4,500,000          4,637,430
  5.50% 7/1/19 (MBIA)                                                                                 1,500,000          1,738,380
                                                                                                               ---------------------
                                                                                                                         6,375,810
                                                                                                               ---------------------

Water & Sewer Revenue Bonds                                                         0.86%
&Minnesota Public Facilities Authority Water Pollution Control
  Revenue, Inverse Floater ROLs Series II-R-31 7.176% 3/1/18                                          5,000,000          5,509,550
                                                                                                               ---------------------
                                                                                                                         5,509,550
                                                                                                               ---------------------
Total Municipal Bonds                                                                                                  381,699,763
                                                                                                               ---------------------

Short-Term Investments                                                              3.64%
Money Market Instruments                                                            0.55%
Federated Minnesota Municipal Cash Trust                                                              2,823,937          2,823,937
                                                                                                               ---------------------
                                                                                                                         2,823,937
                                                                                                               ---------------------

oVariable Rate Demand Notes                                                         3.08%
Hennepin County Series A 3.05% 12/1/25 (SPA)                                                          6,150,000          6,150,000
Midwest Consortium of Municipal Utilites Revenue Series A
  (LOC - U.S. Bank N.A.) 3.20% 1/1/25                                                                 2,000,000          2,000,000
Minneapolis Convention Center
  Series A 3.05% 12/1/14 (SPA)                                                                        1,570,000          1,570,000
  3.05% 12/1/18                                                                                       1,200,000          1,200,000
Minneapolis Guthrie Parking Ramp 3.05% 12/1/33 (SPA)                                                  2,895,000          2,895,000
Minneapolis Library 3.05% 12/1/32                                                                     1,035,000          1,035,000
Minneapolis Tax Increment Mill Quarter 3.05% 3/1/32 (SPA)                                             1,060,000          1,060,000
Minnesota State Higher Education St. Catherine 3.15% 10/1/32                                            700,000            700,000
                                                                                                               ---------------------
                                                                                                                        16,610,000
                                                                                                               ---------------------
                                                                                                                        19,433,937
                                                                                                               ---------------------

Total Investments at Market                                                       100.00%                              401,133,700
                                                                                                               =====================

Total Investments at Cost                                                                                              382,564,603
                                                                                                               =====================

Delaware Tax-Free Minnesota Fund
Pro Forma Portfolio of Investments(A)
As of February 28, 2006
(Unaudited)
                                                                                  Delaware Tax-Free Minnesota Insured Fund
                                                                                        Par               Market Value
                                                                                --------------------------------------------
                                                                                --------------------------------------------

Municipal Bonds
Airport Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
  5.00% 1/1/22 (AMBAC)                                                                              $0                    $0
  5.00% 1/1/22 (MBIA)                                                                        2,000,000             2,100,860
  5.125% 1/1/25 (FGIC)                                                                         100,000               104,293
  5.25% 1/1/16 (MBIA)                                                                                0                     0
  5.25% 1/1/32 (FGIC)                                                                                0                     0
Minneapolis/St. Paul Metropolitian Airports Commission Revenue Series B
  5.00% 1/1/35 (AMBAC)                                                                               0                     0
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series C
  5.125% 1/1/20 (FGIC)                                                                       2,000,000             2,113,820
  5.25% 1/1/32 (FGIC)                                                                        6,595,000             6,972,102
  5.50% 1/1/17 (FGIC)                                                                                0                     0
                                                                                                      ----------------------
                                                                                                                  11,291,075
                                                                                                      ----------------------

Combined Utilities
Shakopee Public Utilities Commission Revenue 5.125% 2/1/26 (MBIA)                            1,850,000             1,914,602
                                                                                                      ----------------------
                                                                                                                   1,914,602
                                                                                                      ----------------------

Continuing Care/Retirement Revenue Bonds
Apple Valley, Minnesota Economic Development Authority Health Care
  Revenue (Augustana Home St. Paul Project) Series A 6.00% 1/1/40                                    0                     0
Apple Valley, Minnesota Economic Development Authority Health Care
  Revenue (Evercare Senior Living Project) Series A 6.125% 6/1/35                                    0                     0
Bloomington Housing & Redevelopment Authority Housing Revenue
  (Senior Summerhouse Bloomington Project, Presbyterian Homes
  Housing & Assisted Living, Inc.) 6.125% 5/1/35                                                     0                     0
Minneapolis Health Care Facility Revenue (Jones-Harrison
  Residence Project) 5.60% 10/1/30                                                                   0                     0
Minnesota Agriculture & Economic Development Board Revenue
  (Benedictine Health Systems) 5.75% 2/1/29                                                          0                     0
Rochester, Minnesota Multifamily Revenue (Wedum Shorewood
  Campus Project) 6.60% 6/1/36                                                                       0                     0
                                                                                                      ----------------------
                                                                                                                           0
                                                                                                      ----------------------

Corporate-Backed Revenue Bonds
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                             0                     0
Sartell Environmental Improvement Revenue (International Paper)
  Series A 5.20% 6/1/27                                                                      1,800,000             1,843,002
Seaway Port Authority of Duluth Industrial Development Dock & Wharf
  Revenues (Cargill, Inc. Project) Series E 6.125% 11/1/14                                           0                     0
                                                                                                      ----------------------
                                                                                                                   1,843,002
                                                                                                      ----------------------

Dedicated Tax & Fees Revenue Bonds
^Minneapolis Community Development Agency Tax Increment
  Revenue 6.674% 9/1/09 (MBIA)                                                                       0                     0
Virgin Islands Public Finance Authority (Matching Fund Loan) Series A
  5.25% 10/1/22                                                                              1,785,000             1,919,607
                                                                                                      ----------------------
                                                                                                                   1,919,607
                                                                                                      ----------------------

Electric & Gas Revenue Bonds
Chaska Electric Revenue (Generating Facilitites) Series A 5.00% 10/1/30                              0                     0
Laurentian Energy Authority I Series A 5.00% 12/1/21                                                 0                     0
Minnesota State Municipal Power Agency
  Series A 5.00% 10/1/34                                                                     2,000,000             2,065,200
  Series A 5.125% 10/1/29                                                                            0                     0
  5.00% 10/1/35                                                                                      0                     0
Northern Minnesota Municipal Power Agency Electric System
 ^Revenue Series A 5.849% 1/1/09 (AMBAC)                                                             0                     0
  Revenue Series B 4.75% 1/1/20 (AMBAC)                                                              0                     0
&Northern Municipal Power Agency Electric System Revenue, Inverse
  Floater ROLs Series II-R-32 7.176% 1/1/13 (FSA)                                            4,585,000             5,172,201
Puerto Rico Electric Power Authority Power Revenue
  Series GG 4.75% 9/1/21 (FSA)                                                               1,000,000             1,036,980
  Series OO 5.00% 7/1/13 (CIFG)                                                              3,640,000             3,942,848
Rochester Electric Utilities Revenue 5.25% 12/1/30                                                   0                     0
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
  5.00% 1/1/12 (AMBAC)                                                                               0                     0
  5.00% 1/1/13 (MBIA)                                                                                0                     0
  5.25% 1/1/15 (AMBAC)                                                                       1,500,000             1,660,185
&Southern Minnesota Municipal Power Agency Supply System
  Revenue, Inverse Floater ROLs
  Series II-R-189-3 7.196% 1/1/14 (AMBAC)                                                            0                     0
  Series II-R-189 7.316% 1/1/15 (AMBAC)                                                              0                     0
Western Minnesota Municipal Power Agency Series B 5.00% 1/1/15 (MBIA)                        1,365,000             1,485,366
                                                                                                      ----------------------
                                                                                                                  15,362,780
                                                                                                      ----------------------

Escrowed to Maturity Bonds
Dakota/Washington Counties Housing & Redevelopment Authority
  Anoka Single Family Residential Mortgage Revenue 8.45% 9/1/19 (GNMA) (AMT)                 9,000,000            12,985,200
Dakota/Washington Counties Housing & Redevelopment Authority
  Bloomington Mortage Single Family Residential Mortgage Revenue
  8.15% 9/1/16 (GNMA) (MBIA) (AMT)                                                             405,000               546,839
  8.375% 9/1/21 (GNMA) (MBIA) (AMT)                                                         14,115,000            20,769,093
Southern Minnesota Municipal Power Agency Supply Revenue Series A
  5.75% 1/1/18                                                                               3,790,000             4,050,487
  5.75% 1/1/18 (AMBAC)                                                                         670,000               716,049
Southern Minnesota Municipal Power Agency Supply System Revenue
  Series B 5.50% 1/1/15 (AMBAC)                                                                      0                     0
Western Minnesota Municipal Power Agency Supply Revenue Series A
  6.60% 1/1/10                                                                               1,650,000             1,766,127
  9.75% 1/1/16 (MBIA)                                                                          530,000               772,507
                                                                                                      ----------------------
                                                                                                                  41,606,302
                                                                                                      ----------------------

Higher Education Revenue Bonds
Minnesota State Colleges & Universities Revenue Fund Series A
  5.00% 10/1/22 (FSA)                                                                        5,135,000             5,455,783
  5.00% 10/1/29 (MBIA)                                                                       4,000,000             4,251,960
Minnesota State Higher Education Facilities Authority Revenue
  (Augsburg College) Series 6-C 5.00% 5/1/20                                                         0                     0
  (College of St. Benedict) Series 4-G 6.20% 3/1/16                                                  0                     0
  (Hamline University) Series 4-1
  6.00% 10/1/12                                                                                      0                     0
  6.00% 10/1/16                                                                                      0                     0
  (St. Catherine College) Series 5-N1
  5.00% 10/1/18                                                                              2,200,000             2,284,304
  5.25% 10/1/22                                                                                      0                     0
  5.375% 10/1/32                                                                                     0                     0
St. Cloud Housing & Redevelopment Authority Revenue (State
  University Foundation Project) 5.00% 5/1/23                                                2,000,000             2,096,660
University of Minnesota Series A 5.50% 7/1/21                                                        0                     0
&University of Minnesota, Inverse Floater ROLs Series II-R-29
  7.683% 7/1/21                                                                                      0                     0
  8.19% 7/1/18                                                                                       0                     0
                                                                                                      ----------------------
                                                                                                                  14,088,707
                                                                                                      ----------------------

Hospital Revenue Bonds
Bemidji Health Care Facilities First Meeting Revenue (North Country
  Health Services)
  5.00% 9/1/24 (RADIAN)                                                                              0                     0
  6.05% 9/1/16                                                                                       0                     0
  6.05% 9/1/24                                                                                       0                     0
Breckenridge Catholic Health Initiatives 5.00% 5/1/30                                                0                     0
Duluth Economic Development Authority Health Care Facilities
  Revenue Benedictine Health System (St. Mary's Hospital)
  5.25% 2/15/28                                                                              8,500,000             8,810,250
  5.25%  2/15/33                                                                                     0                     0
  5.50% 2/15/23                                                                                      0                     0
Maple Grove Health Care Facilities Revenue (North Memorial Health Care)
  5.00% 9/1/29                                                                                       0                     0
  5.00% 9/1/35                                                                                       0                     0
Marshall Medical Center Gross Revenue (Weiner Memorial Medical
  Center Project) 6.00% 11/1/28                                                                      0                     0
Minneapolis Health Care System Revenue
  (Allina Health Systems)
  Series A 5.75% 11/15/32                                                                    7,800,000             8,380,008
  (Fairview Health Services) Series D
  5.00% 11/15/30 (AMBAC)                                                                             0                     0
  5.00% 11/15/34 (AMBAC)                                                                     8,250,000             8,664,645
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care
  System Revenue
  (Allina Health Systems)
  5.00% 11/15/13 (AMBAC)                                                                     6,490,000             6,497,658
  (Healthpartners Obligation Group Project)
  5.625% 12/1/22                                                                               650,000               698,932
  5.875% 12/1/29                                                                             1,000,000             1,078,600
Minnesota Agricultural & Economic Development Broad Revenue
  (Fairview Health Care System) Series A
  5.75% 11/15/26 (MBIA)                                                                        180,000               189,504
  6.375% 11/15/29                                                                                    0                     0
Rochester Health Care Facilities Revenue (Mayo Foundation) Series B
  5.50% 11/15/27                                                                                     0                     0
&Rochester Health Care Facilities Revenue (Mayo Foundation),
  Inverse Floater ROLs Series II-R-28
  Series A 7.683% 11/15/27                                                                           0                     0
  Series B 7.683% 11/15/27                                                                           0                     0
Shakopee Health Care Facilities Revenue (St. Francis Regional
  Medical Center)
  5.10% 9/1/25                                                                                       0                     0
  5.25% 9/1/34                                                                                       0                     0
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health
  Services) Series B
  5.25% 7/1/30                                                                                       0                     0
  5.50% 7/1/25                                                                               2,000,000             2,135,540
St. Paul Housing & Redevelopment Authority Hospital Revenue
  (Health East Project)
  Series A 5.70% 11/1/15                                                                             0                     0
  6.00% 11/15/35                                                                                     0                     0
St. Paul Housing & Redevelopment Authority Hospital Revenue (St.
  Paul/Ramsey Medical Center Project) 5.50% 5/15/13 (AMBAC)                                  1,000,000             1,001,620
Washington County Housing & Redevelopment Authority Hospital
  Facilities Revenue (Health East Project) 5.50% 11/15/27                                            0                     0
Willmar (Rice Memorial Hospital Project)
  5.00% 2/1/22 (FSA)                                                                         1,000,000             1,060,250
  5.00% 2/1/25 (FSA)                                                                         1,000,000             1,055,290
                                                                                                      ----------------------
                                                                                                                  39,572,297
                                                                                                      ----------------------

Multifamily Housing Revenue Bonds
Brooklyn Center Multifamily Housing Revenue (Shingle Creek)
  5.40% 5/20/43 (GNMA) (AMT)                                                                         0                     0
Carver County Housing & Redevelopment Authority Multifamily
  Revenue (Lake Grace Apartments Project) Series A 6.00% 7/1/28                                      0                     0
Eagan Multifamily Revenue (Woodridge Apartments) 5.90% 8/1/20 (GNMA)                         1,000,000             1,033,180
Eden Prairie Multifamily Housing Revenue (Tanager Creek) Series A
  8.05% 6/20/31 (GNMA)                                                                               0                     0
Hopkins Multifamily Housing Revenue (Auburn Apartments Project) Series A
  8.05% 6/20/31 (GNMA)                                                                       3,790,000             3,931,708
Hopkins Multifamily Housing Revenue (Hopkins Renaissance
  Project-Section 8) 6.375% 4/1/20                                                                   0                     0
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments
  Project-Section 8) 5.75% 11/1/28                                                                   0                     0
Minneapolis Multifamily Housing Revenue
  (Bottineau Commons Project)
  5.45% 4/20/43 (GNMA) (AMT)                                                                 1,500,000             1,571,325
  (Grant Street Apartments Project) Series A
  7.25% 11/1/29                                                                                      0                     0
  (Seward Towers Project)
  5.00% 5/20/36 (GNMA)                                                                       4,000,000             4,163,200
  (Sumner Field) Series A
  5.50% 11/20/26 (GNMA) (AMT)                                                                        0                     0
  (Trinity Apartments-Section 8) Series A
  6.75% 5/1/21                                                                                       0                     0
Minnesota State Housing Finance Agency Rental Housing Revenue
  Series C-2 5.95% 2/1/15 (AMBAC)                                                            1,642,000             1,660,505
@Park Rapids Multifamily Revenue (The Court Apartments
  Project-Section 8) 6.30% 2/1/20                                                                    0                     0
St. Cloud Housing & Redevelopment Authority Revenue (Sterling
  Heights Apartments Project) 7.55% 4/1/39 (AMT)                                                     0                     0
Stillwater Multifamily Housing Revenue (Stillwater Cottages Project)
  Series A 7.00% 11/1/27                                                                             0                     0
  7.25% 11/1/27 (AMT)                                                                                0                     0
Wadena Housing & Redevelopment Authority Multifamily Housing
  Revenue (Humphrey Manor East Project) 6.00% 2/1/19                                                 0                     0
Washington County Housing & Redevelopment Authority
  Governmental Revenue (Briar Pond) Series C 7.25% 8/20/34                                           0                     0
White Bear Lake Multifamily Revenue (Lake Square) Series A
  5.875% 2/1/15 (FHA)                                                                        1,055,000             1,088,222
Willmar Housing & Redevelopment Authority Multifamily Housing
  Revenue (Highland Apartments-Section 8) 5.85% 6/1/19                                               0                     0
                                                                                                      ----------------------
                                                                                                                  13,448,140
                                                                                                      ----------------------

Municipal Lease Revenue Bonds
Hopkins Housing & Redevelopment Authority Public Works and Fire
  Station Series A 5.00% 2/1/23 (MBIA)                                                       1,210,000             1,277,651
Minneapolis Special School District #001 Series A
  5.00% 2/1/18 (FSA)                                                                         1,545,000             1,638,704
  5.00% 2/1/19 (FSA)                                                                         1,535,000             1,628,098
  5.00% 2/1/20 (FSA)                                                                         1,690,000             1,788,831
Puerto Rico Public Buildings Authority Revenue (Government
  Facilities) Series D 5.25% 7/1/36                                                                  0                     0
St. Paul Port Authority Lease Revenue
  (Cedar Street Office Building Project)
  5.00% 12/1/22                                                                                      0                     0
  5.125% 12/1/27                                                                             2,000,000             2,119,780
  5.25% 12/1/27                                                                              3,840,000             4,096,973
  (Robert Street Office Building Project)
  4.75% 12/1/23                                                                                      0                     0
  5.00% 12/1/27                                                                                      0                     0
  Series 9 5.25% 12/1/27                                                                             0                     0
                                                                                                      ----------------------
                                                                                                                  12,550,037
                                                                                                      ----------------------

Political Subdivision General Obligation Bonds
Dakota County Capital Improvement Series A 4.75% 2/1/26                                              0                     0
Dakota County Community Development Agency Governmental
  Housing Development 5.00% 1/1/21                                                           1,275,000             1,336,366
Hennepin County Regional Railroad Authority 5.00% 12/1/31                                            0                     0
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                                    0                     0
Minneapolis Library 5.00% 12/1/25                                                                    0                     0
Ramsey County State Aid Series C 5.00% 2/1/28                                                        0                     0
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                                                    0                     0
Todd Morrison Cass & Wadena Counties United Hospital District
  (Health Care Facilities Lakewood)
  5.00% 12/1/21                                                                                      0                     0
  5.00% 12/1/34                                                                                      0                     0
  5.125% 12/1/24                                                                                     0                     0
                                                                                                      ----------------------
                                                                                                                   1,336,366
                                                                                                      ----------------------

§Pre-Refunded Bonds
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                                    0                     0
Little Canada Multifamily Housing Revenue Alternative Development
  (Montreal Courts Apartments Project) Series A
  6.10% 12/1/17-07                                                                                   0                     0
  6.25% 12/1/27-07                                                                                   0                     0
Minneapolis Community Development Agency (Supported
  Development Revenue) Series G-3 5.45% 12/1/31-11                                           2,000,000             2,185,100
Minneapolis Health Care System Revenue (Fairview Health Services)
  Series A 5.625% 5/15/32-12                                                                 5,400,000             6,021,378
Minneapolis Tax Increment Revenue Series E 5.00% 3/1/13-09                                           0                     0
Minnesota Agricultural & Economic Development Board Revenue
  (Fairview Health Care System) Series A
  5.75% 11/15/26-07 (MBIA)                                                                  10,070,000            10,653,758
  6.375% 11/15/29-10                                                                                 0                     0
Minnesota Higher Education Facilities Series 4-1
  6.00% 10/1/12-06                                                                                   0                     0
  6.00% 10/1/16-06                                                                                   0                     0
Minnesota Public Facilities Authority Water Pollution Control Revenue
  Series A 5.00% 3/1/20-10                                                                           0                     0
  Series B 4.75% 3/1/19-09                                                                           0                     0
Puerto Rico Public Buildings Authority Guaranteed Government
  Facilities Revenue Series D 5.25% 7/1/36-12                                                        0                     0
Southern Minnesota Municipal Power Agency Supply System Revenue
  Series A 5.75% 1/1/18-16 (MBIA)                                                                    0                     0
                                                                                                      ----------------------
                                                                                                                  18,860,236
                                                                                                      ----------------------

School District General Obligation Bonds
Big Lake Independent School District #727 Series A
  5.00% 2/1/17 (FSA)                                                                         1,040,000             1,088,672
  5.00% 2/1/20 (FSA)                                                                         1,000,000             1,046,800
Bloomington Independent School District #271 Series B 5.00% 2/1/17                                   0                     0
Cambridge Independent School District #911 Series A 4.75% 2/1/30 (MBIA)                              0                     0
Centennial Independent School District #012 Series A 5.00% 2/1/18 (FSA)                      1,270,000             1,347,026
Farmington Independent School District #192 Capital Appreciation Series B
  5.00% 2/1/27 (FSA)                                                                         4,000,000             4,243,640
  ^5.34% 2/1/21 (FSA)                                                                                0                     0
  ^5.422% 2/1/20 (FSA)                                                                               0                     0
^Lakeville Independent School District #194 Capital Appreciation
  Series B 5.450% 2/1/19 (FSA)                                                                       0                     0
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                       2,350,000             2,449,123
^Mahtomedi Independent School District #832 Capital Appreciation
  Series B 5.898% 2/1/14 (MBIA)                                                                      0                     0
Morris Independent School District #769 5.00% 2/1/24 (MBIA)                                  4,875,000             5,234,873
Mounds View Independent School District #621
  5.00% 2/1/20 (MBIA)                                                                        2,970,000             3,143,686
  5.375% 2/1/24 (FGIC)                                                                       6,170,000             6,622,013
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)                           3,570,000             3,775,489
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (FSA)                              0                     0
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)                              1,310,000             1,385,404
&Rockford Independent School District #883, Inverse Floater ROLs
  Series II-R-30-A 7.936% 2/1/23 (FSA)                                                               0                     0
  Series II-R-30-B 7.886% 2/1/21 (FSA)                                                       1,605,000             1,831,995
^Rosemont Independent School District #196 Capital Appreciation
  Series B
  5.80% 4/1/09 (FSA)                                                                         1,860,000             1,669,796
  5.85% 4/1/10 (FSA)                                                                         2,240,000             1,934,957
  5.931% 4/1/11 (FSA)                                                                                0                     0
  5.96% 4/1/12 (FSA)                                                                                 0                     0
  6.008% 4/1/13 (FSA)                                                                                0                     0
^Sartell Independent School District #748 Capital Appreciation Series B
  5.976% 2/1/13 (MBIA)                                                                               0                     0
  6.099% 2/1/15 (MBIA)                                                                               0                     0
  6.15% 2/1/16 (MBIA)                                                                                0                     0
^Sauk Rapids Independent School District #047 Series B
  5.982% 2/1/15 (FSA)                                                                        2,700,000             1,750,437
  6.083% 2/1/17 (FSA)                                                                        2,245,000             1,280,930
&South Washington County Independent School District #833, Inverse
  Floater ROLs Series II-R-34-A
  7.886% 2/1/20 (MBIA)                                                                       3,440,000             3,944,992
  7.886% 2/1/21 (MBIA)                                                                       3,645,000             4,180,086
St. Michael Independent School District #885
  5.00% 2/1/20 (FSA)                                                                         1,970,000             2,085,206
  5.00% 2/1/27 (FSA)                                                                         3,435,000             3,589,609
                                                                                                      ----------------------
                                                                                                                  52,604,734
                                                                                                      ----------------------

Single Family Housing Revenue Bonds
Dakota County Housing & Redevelopment Authority Single Family
  Mortgage Revenue Series B 5.85% 10/1/30 (GNMA) (FNMA) (AMT)                                  328,000               336,731
Minnesota State Housing Finance Agency Single Family Mortgage
  Series A 5.30% 7/1/19                                                                              0                     0
  Series B 5.35% 1/1/33 (AMT)                                                                        0                     0
  Series J 5.90% 7/1/28 (AMT)                                                                        0                     0
St. Louis Park Residential Mortgage Revenue Series A 7.25% 4/20/23 (GNMA)                            0                     0
                                                                                                      ----------------------
                                                                                                                     336,731
                                                                                                      ----------------------

State General Obligation Bonds
Minnesota State
  5.00% 11/1/20 (FSA)                                                                        5,500,000             5,815,700
  5.00% 8/1/21                                                                                       0                     0
Minnesota State Refunding Various Purposes 5.00% 6/1/13                                              0                     0
                                                                                                      ----------------------
                                                                                                                   5,815,700
                                                                                                      ----------------------

Tax Increment / Special Assessment Bonds
Minneapolis Tax Increment Revenue (St. Anthony Falls Project) 5.75% 2/1/27                           0                     0
St. Paul Housing & Redevelopment Authority Tax Increment (Upper
  Landing Project) Series A 6.80% 3/1/29                                                             0                     0
                                                                                                      ----------------------
                                                                                                                           0
                                                                                                      ----------------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Public Improvement Series A
  5.00% 7/1/34                                                                                       0                     0
  5.50% 7/1/19 (MBIA)                                                                                0                     0
                                                                                                      ----------------------
                                                                                                                           0
                                                                                                      ----------------------

Water & Sewer Revenue Bonds
&Minnesota Public Facilities Authority Water Pollution Control
  Revenue, Inverse Floater ROLs Series II-R-31 7.176% 3/1/18                                         0                     0
                                                                                                      ----------------------
                                                                                                                           0
                                                                                                      ----------------------
Total Municipal Bonds                                                                                            232,550,316
                                                                                                      ----------------------

Short-Term Investments
Money Market Instruments
Federated Minnesota Municipal Cash Trust                                                       701,005               701,005
                                                                                                      ----------------------
                                                                                                                     701,005
                                                                                                      ----------------------

oVariable Rate Demand Notes
Hennepin County Series A 3.05% 12/1/25 (SPA)                                                         0                     0
Midwest Consortium of Municipal Utilites Revenue Series A
  (LOC - U.S. Bank N.A.) 3.20% 1/1/25                                                        1,900,000             1,900,000
Minneapolis Convention Center
  Series A 3.05% 12/1/14 (SPA)                                                               1,140,000             1,140,000
  3.05% 12/1/18                                                                                      0                     0
Minneapolis Guthrie Parking Ramp 3.05% 12/1/33 (SPA)                                                 0                     0
Minneapolis Library 3.05% 12/1/32                                                                    0                     0
Minneapolis Tax Increment Mill Quarter 3.05% 3/1/32 (SPA)                                            0                     0
Minnesota State Higher Education St. Catherine 3.15% 10/1/32                                         0                     0
                                                                                                      ----------------------
                                                                                                                   3,040,000
                                                                                                      ----------------------
                                                                                                                   3,741,005
                                                                                                      ----------------------

Total Investments at Market                                                                                      236,291,321
                                                                                                      ======================

Total Investments at Cost                                                                                        219,906,827
                                                                                                      ======================

Delaware Tax-Free Minnesota Fund
Pro Forma Portfolio of Investments(A)
As of February 28, 2006
(Unaudited)
                                                                                     Delaware Tax-Free Minnesota Fund
                                                                                             Pro Forma Combined
                                                                                      Par/Shares            Market Value
                                                                                --------------------------------------------
                                                                                --------------------------------------------

Municipal Bonds
Airport Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series A
  5.00% 1/1/22 (AMBAC)                                                                      $3,440,000            $3,554,002
  5.00% 1/1/22 (MBIA)                                                                        2,000,000             2,100,860
  5.125% 1/1/25 (FGIC)                                                                         100,000               104,293
  5.25% 1/1/16 (MBIA)                                                                        1,460,000             1,572,289
  5.25% 1/1/32 (FGIC)                                                                        5,000,000             5,285,900
Minneapolis/St. Paul Metropolitian Airports Commission Revenue Series B
  5.00% 1/1/35 (AMBAC)                                                                       5,145,000             5,374,569
Minneapolis/St. Paul Metropolitan Airports Commission Revenue Series C
  5.125% 1/1/20 (FGIC)                                                                       2,000,000             2,113,820
  5.25% 1/1/32 (FGIC)                                                                        8,845,000             9,350,757
  5.50% 1/1/17 (FGIC)                                                                        2,500,000             2,685,625
                                                                                                      -----------------------
                                                                                                                   32,142,115
                                                                                                      -----------------------

Combined Utilities
Shakopee Public Utilities Commission Revenue 5.125% 2/1/26 (MBIA)                            2,850,000             2,949,522
                                                                                                      -----------------------
                                                                                                                    2,949,522
                                                                                                      -----------------------

Continuing Care/Retirement Revenue Bonds
Apple Valley, Minnesota Economic Development Authority Health Care
  Revenue (Augustana Home St. Paul Project) Series A 6.00% 1/1/40                            2,700,000             2,733,966
Apple Valley, Minnesota Economic Development Authority Health Care
  Revenue (Evercare Senior Living Project) Series A 6.125% 6/1/35                            4,000,000             3,980,680
Bloomington Housing & Redevelopment Authority Housing Revenue
  (Senior Summerhouse Bloomington Project, Presbyterian Homes
  Housing & Assisted Living, Inc.) 6.125% 5/1/35                                             3,420,000             3,495,479
Minneapolis Health Care Facility Revenue (Jones-Harrison
  Residence Project) 5.60% 10/1/30                                                           1,550,000             1,551,163
Minnesota Agriculture & Economic Development Board Revenue
  (Benedictine Health Systems) 5.75% 2/1/29                                                  1,895,000             1,917,948
Rochester, Minnesota Multifamily Revenue (Wedum Shorewood
  Campus Project) 6.60% 6/1/36                                                               3,890,000             4,020,510
                                                                                                      -----------------------
                                                                                                                  17,699,746
                                                                                                      -----------------------

Corporate-Backed Revenue Bonds
Cloquet Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26                     6,500,000             6,585,085
Sartell Environmental Improvement Revenue (International Paper)
  Series A 5.20% 6/1/27                                                                      7,265,000             7,438,561
Seaway Port Authority of Duluth Industrial Development Dock & Wharf
  Revenues (Cargill, Inc. Project) Series E 6.125% 11/1/14                                   4,500,000             4,608,045
                                                                                                      -----------------------
                                                                                                                  18,631,691
                                                                                                      -----------------------

Dedicated Tax & Fees Revenue Bonds
^Minneapolis Community Development Agency Tax Increment
  Revenue 6.674% 9/1/09 (MBIA)                                                               5,750,000             5,086,220
Virgin Islands Public Finance Authority (Matching Fund Loan) Series A
  5.25% 10/1/22                                                                              1,785,000             1,919,607
                                                                                                      -----------------------
                                                                                                                   7,005,827
                                                                                                      -----------------------

Electric & Gas Revenue Bonds
Chaska Electric Revenue (Generating Facilitites) Series A 5.00% 10/1/30                      3,000,000             3,106,230
Laurentian Energy Authority I Series A 5.00% 12/1/21                                         8,000,000             8,104,879
Minnesota State Municipal Power Agency
  Series A 5.00% 10/1/34                                                                     6,250,000             6,453,750
  Series A 5.125% 10/1/29                                                                    3,000,000             3,138,780
  5.00% 10/1/35                                                                              3,000,000             3,106,230
Northern Minnesota Municipal Power Agency Electric System
 ^Revenue Series A 5.849% 1/1/09 (AMBAC)                                                     3,815,000             3,455,818
  Revenue Series B 4.75% 1/1/20 (AMBAC)                                                      2,500,000             2,582,675
&Northern Municipal Power Agency Electric System Revenue, Inverse
  Floater ROLs Series II-R-32 7.176% 1/1/13 (FSA)                                            4,585,000             5,172,201
Puerto Rico Electric Power Authority Power Revenue
  Series GG 4.75% 9/1/21 (FSA)                                                               1,000,000             1,036,980
  Series OO 5.00% 7/1/13 (CIFG)                                                              3,640,000             3,942,848
Rochester Electric Utilities Revenue 5.25% 12/1/30                                           4,915,000             5,127,623
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
  5.00% 1/1/12 (AMBAC)                                                                       4,205,000             4,504,438
  5.00% 1/1/13 (MBIA)                                                                        5,820,000             6,271,516
  5.25% 1/1/15 (AMBAC)                                                                       4,500,000             4,980,555
&Southern Minnesota Municipal Power Agency Supply System
  Revenue, Inverse Floater ROLs
  Series II-R-189-3 7.196% 1/1/14 (AMBAC)                                                    2,000,000             2,397,040
  Series II-R-189 7.316% 1/1/15 (AMBAC)                                                      2,950,000             3,580,061
Western Minnesota Municipal Power Agency Series B 5.00% 1/1/15 (MBIA)                        1,365,000             1,485,366
                                                                                                      -----------------------
                                                                                                                  68,446,990
                                                                                                      -----------------------

Escrowed to Maturity Bonds
Dakota/Washington Counties Housing & Redevelopment Authority
  Anoka Single Family Residential Mortgage Revenue 8.45% 9/1/19 (GNMA) (AMT)                 9,000,000            12,985,200
Dakota/Washington Counties Housing & Redevelopment Authority
  Bloomington Mortage Single Family Residential Mortgage Revenue
  8.15% 9/1/16 (GNMA) (MBIA) (AMT)                                                             405,000               546,839
  8.375% 9/1/21 (GNMA) (MBIA) (AMT)                                                         14,115,000            20,769,093
Southern Minnesota Municipal Power Agency Supply Revenue Series A
  5.75% 1/1/18                                                                               3,790,000             4,050,487
  5.75% 1/1/18 (AMBAC)                                                                         670,000               716,049
Southern Minnesota Municipal Power Agency Supply System Revenue
  Series B 5.50% 1/1/15 (AMBAC)                                                                990,000             1,058,389
Western Minnesota Municipal Power Agency Supply Revenue Series A
  6.60% 1/1/10                                                                               1,650,000             1,766,127
  9.75% 1/1/16 (MBIA)                                                                          715,000             1,042,156
                                                                                                      -----------------------
                                                                                                                  42,934,340
                                                                                                      -----------------------

Higher Education Revenue Bonds
Minnesota State Colleges & Universities Revenue Fund Series A
  5.00% 10/1/22 (FSA)                                                                        5,135,000             5,455,783
  5.00% 10/1/29 (MBIA)                                                                       5,665,000             6,021,838
Minnesota State Higher Education Facilities Authority Revenue
  (Augsburg College) Series 6-C 5.00% 5/1/20                                                 1,250,000             1,303,138
  (College of St. Benedict) Series 4-G 6.20% 3/1/16                                          1,000,000             1,001,520
  (Hamline University) Series 4-1
  6.00% 10/1/12                                                                                270,000               271,909
  6.00% 10/1/16                                                                                390,000               394,298
  (St. Catherine College) Series 5-N1
  5.00% 10/1/18                                                                              2,200,000             2,284,304
  5.25% 10/1/22                                                                              1,500,000             1,572,645
  5.375% 10/1/32                                                                             1,000,000             1,052,010
St. Cloud Housing & Redevelopment Authority Revenue (State
  University Foundation Project) 5.00% 5/1/23                                                2,000,000             2,096,660
University of Minnesota Series A 5.50% 7/1/21                                                2,000,000             2,313,420
&University of Minnesota, Inverse Floater ROLs Series II-R-29
  7.683% 7/1/21                                                                              5,250,000             6,895,349
  8.19% 7/1/18                                                                               1,920,000             2,612,506
                                                                                                      -----------------------
                                                                                                                  33,275,380
                                                                                                      -----------------------

Hospital Revenue Bonds
Bemidji Health Care Facilities First Meeting Revenue (North Country
  Health Services)
  5.00% 9/1/24 (RADIAN)                                                                        740,000               769,985
  6.05% 9/1/16                                                                                 600,000               600,978
  6.05% 9/1/24                                                                               1,825,000             1,827,902
Breckenridge Catholic Health Initiatives 5.00% 5/1/30                                        2,000,000             2,092,720
Duluth Economic Development Authority Health Care Facilities
  Revenue Benedictine Health System (St. Mary's Hospital)
  5.25% 2/15/28                                                                              8,500,000             8,810,250
  5.25%  2/15/33                                                                            10,000,000            10,331,499
  5.50% 2/15/23                                                                              1,000,000             1,065,950
Maple Grove Health Care Facilities Revenue (North Memorial Health Care)
  5.00% 9/1/29                                                                               1,000,000             1,035,590
  5.00% 9/1/35                                                                               5,850,000             6,012,689
Marshall Medical Center Gross Revenue (Weiner Memorial Medical
  Center Project) 6.00% 11/1/28                                                              1,000,000             1,047,280
Minneapolis Health Care System Revenue
  (Allina Health Systems)
  Series A 5.75% 11/15/32                                                                   17,300,000            18,586,428
  (Fairview Health Services) Series D
  5.00% 11/15/30 (AMBAC)                                                                     1,500,000             1,580,130
  5.00% 11/15/34 (AMBAC)                                                                    10,750,000            11,290,295
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care
  System Revenue
  (Allina Health Systems)
  5.00% 11/15/13 (AMBAC)                                                                     6,490,000             6,497,658
  (Healthpartners Obligation Group Project)
  5.625% 12/1/22                                                                               650,000               698,932
  5.875% 12/1/29                                                                             1,000,000             1,078,600
Minnesota Agricultural & Economic Development Broad Revenue
  (Fairview Health Care System) Series A
  5.75% 11/15/26 (MBIA)                                                                        180,000               189,504
  6.375% 11/15/29                                                                               15,000                16,293
Rochester Health Care Facilities Revenue (Mayo Foundation) Series B
  5.50% 11/15/27                                                                               700,000               731,129
&Rochester Health Care Facilities Revenue (Mayo Foundation),
  Inverse Floater ROLs Series II-R-28
  Series A 7.683% 11/15/27                                                                   2,100,000             2,286,795
  Series B 7.683% 11/15/27                                                                   8,375,000             9,119,956
Shakopee Health Care Facilities Revenue (St. Francis Regional
  Medical Center)
  5.10% 9/1/25                                                                               2,000,000             2,068,740
  5.25% 9/1/34                                                                               7,000,000             7,223,790
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health
  Services) Series B
  5.25% 7/1/30                                                                               9,420,000             9,790,018
  5.50% 7/1/25                                                                               2,000,000             2,135,540
St. Paul Housing & Redevelopment Authority Hospital Revenue
  (Health East Project)
  Series A 5.70% 11/1/15                                                                     1,300,000             1,346,579
  6.00% 11/15/35                                                                             4,340,000             4,703,735
St. Paul Housing & Redevelopment Authority Hospital Revenue (St.
  Paul/Ramsey Medical Center Project) 5.50% 5/15/13 (AMBAC)                                  1,000,000             1,001,620
Washington County Housing & Redevelopment Authority Hospital
  Facilities Revenue (Health East Project) 5.50% 11/15/27                                    1,000,000             1,021,320
Willmar (Rice Memorial Hospital Project)
  5.00% 2/1/22 (FSA)                                                                         1,000,000             1,060,250
  5.00% 2/1/25 (FSA)                                                                         1,000,000             1,055,290
                                                                                                      -----------------------
                                                                                                                 117,077,445
                                                                                                      -----------------------

Multifamily Housing Revenue Bonds
Brooklyn Center Multifamily Housing Revenue (Shingle Creek)
  5.40% 5/20/43 (GNMA) (AMT)                                                                 1,000,000             1,027,530
Carver County Housing & Redevelopment Authority Multifamily
  Revenue (Lake Grace Apartments Project) Series A 6.00% 7/1/28                              1,435,000             1,475,654
Eagan Multifamily Revenue (Woodridge Apartments) 5.90% 8/1/20 (GNMA)                         1,000,000             1,033,180
Eden Prairie Multifamily Housing Revenue (Tanager Creek) Series A
  8.05% 6/20/31 (GNMA)                                                                       7,605,000             7,883,495
Hopkins Multifamily Housing Revenue (Auburn Apartments Project) Series A
  8.05% 6/20/31 (GNMA)                                                                       3,790,000             3,931,708
Hopkins Multifamily Housing Revenue (Hopkins Renaissance
  Project-Section 8) 6.375% 4/1/20                                                           1,000,000             1,033,380
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments
  Project-Section 8) 5.75% 11/1/28                                                             910,000               849,412
Minneapolis Multifamily Housing Revenue
  (Bottineau Commons Project)
  5.45% 4/20/43 (GNMA) (AMT)                                                                 1,500,000             1,571,325
  (Grant Street Apartments Project) Series A
  7.25% 11/1/29                                                                                750,000               767,865
  (Seward Towers Project)
  5.00% 5/20/36 (GNMA)                                                                       8,000,000             8,326,400
  (Sumner Field) Series A
  5.50% 11/20/26 (GNMA) (AMT)                                                                1,000,000             1,046,490
  (Trinity Apartments-Section 8) Series A
  6.75% 5/1/21                                                                               1,810,000             1,869,459
Minnesota State Housing Finance Agency Rental Housing Revenue
  Series C-2 5.95% 2/1/15 (AMBAC)                                                            1,642,000             1,660,505
@Park Rapids Multifamily Revenue (The Court Apartments
  Project-Section 8) 6.30% 2/1/20                                                            2,870,000             2,670,018
St. Cloud Housing & Redevelopment Authority Revenue (Sterling
  Heights Apartments Project) 7.55% 4/1/39 (AMT)                                             1,000,000             1,046,310
Stillwater Multifamily Housing Revenue (Stillwater Cottages Project)
  Series A 7.00% 11/1/27                                                                     1,000,000             1,027,260
  7.25% 11/1/27 (AMT)                                                                        1,540,000             1,583,459
Wadena Housing & Redevelopment Authority Multifamily Housing
  Revenue (Humphrey Manor East Project) 6.00% 2/1/19                                         1,860,000             1,832,825
Washington County Housing & Redevelopment Authority
  Governmental Revenue (Briar Pond) Series C 7.25% 8/20/34                                     960,000               894,173
White Bear Lake Multifamily Revenue (Lake Square) Series A
  5.875% 2/1/15 (FHA)                                                                        1,055,000             1,088,222
Willmar Housing & Redevelopment Authority Multifamily Housing
  Revenue (Highland Apartments-Section 8) 5.85% 6/1/19                                         960,000               960,000
                                                                                                      -----------------------
                                                                                                                  43,578,670
                                                                                                      -----------------------

Municipal Lease Revenue Bonds
Hopkins Housing & Redevelopment Authority Public Works and Fire
  Station Series A 5.00% 2/1/23 (MBIA)                                                       1,210,000             1,277,651
Minneapolis Special School District #001 Series A
  5.00% 2/1/18 (FSA)                                                                         1,545,000             1,638,704
  5.00% 2/1/19 (FSA)                                                                         1,535,000             1,628,098
  5.00% 2/1/20 (FSA)                                                                         1,690,000             1,788,831
Puerto Rico Public Buildings Authority Revenue (Government
  Facilities) Series D 5.25% 7/1/36                                                          1,070,000             1,124,014
St. Paul Port Authority Lease Revenue
  (Cedar Street Office Building Project)
  5.00% 12/1/22                                                                              2,500,000             2,659,100
  5.125% 12/1/27                                                                             3,000,000             3,179,670
  5.25% 12/1/27                                                                              3,840,000             4,096,973
  (Robert Street Office Building Project)
  4.75% 12/1/23                                                                              2,000,000             2,064,720
  5.00% 12/1/27                                                                              2,500,000             2,635,325
  Series 9 5.25% 12/1/27                                                                       725,000               776,163
                                                                                                      -----------------------
                                                                                                                  22,869,249
                                                                                                      -----------------------

Political Subdivision General Obligation Bonds
Dakota County Capital Improvement Series A 4.75% 2/1/26                                      1,000,000             1,025,780
Dakota County Community Development Agency Governmental
  Housing Development 5.00% 1/1/21                                                           1,275,000             1,336,366
Hennepin County Regional Railroad Authority 5.00% 12/1/31                                    4,030,000             4,203,169
Metropolitan Council Waste Water Treatment Series B 5.00% 12/1/21                            1,200,000             1,291,068
Minneapolis Library 5.00% 12/1/25                                                            1,500,000             1,589,070
Ramsey County State Aid Series C 5.00% 2/1/28                                                1,060,000             1,116,646
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                                            1,905,000             2,002,117
Todd Morrison Cass & Wadena Counties United Hospital District
  (Health Care Facilities Lakewood)
  5.00% 12/1/21                                                                              2,000,000             2,081,140
  5.00% 12/1/34                                                                              1,000,000             1,021,260
  5.125% 12/1/24                                                                             1,000,000             1,043,660
                                                                                                      -----------------------
                                                                                                                  16,710,276
                                                                                                      -----------------------

§Pre-Refunded Bonds
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                            1,000,000             1,104,040
Little Canada Multifamily Housing Revenue Alternative Development
  (Montreal Courts Apartments Project) Series A
  6.10% 12/1/17-07                                                                           1,270,000             1,308,760
  6.25% 12/1/27-07                                                                           2,900,000             3,023,453
Minneapolis Community Development Agency (Supported
  Development Revenue) Series G-3 5.45% 12/1/31-11                                           2,000,000             2,185,100
Minneapolis Health Care System Revenue (Fairview Health Services)
  Series A 5.625% 5/15/32-12                                                                16,925,000            18,872,561
Minneapolis Tax Increment Revenue Series E 5.00% 3/1/13-09                                   6,265,000             6,543,479
Minnesota Agricultural & Economic Development Board Revenue
  (Fairview Health Care System) Series A
  5.75% 11/15/26-07 (MBIA)                                                                  10,070,000            10,653,758
  6.375% 11/15/29-10                                                                           485,000               545,591
Minnesota Higher Education Facilities Series 4-1
  6.00% 10/1/12-06                                                                             980,000               994,739
  6.00% 10/1/16-06                                                                           1,400,000             1,421,056
Minnesota Public Facilities Authority Water Pollution Control Revenue
  Series A 5.00% 3/1/20-10                                                                   3,000,000             3,166,710
  Series B 4.75% 3/1/19-09                                                                   2,000,000             2,073,580
Puerto Rico Public Buildings Authority Guaranteed Government
  Facilities Revenue Series D 5.25% 7/1/36-12                                                2,930,000             3,180,163
Southern Minnesota Municipal Power Agency Supply System Revenue
  Series A 5.75% 1/1/18-16 (MBIA)                                                            1,000,000             1,068,730
                                                                                                      -----------------------
                                                                                                                  56,141,720
                                                                                                      -----------------------

School District General Obligation Bonds
Big Lake Independent School District #727 Series A
  5.00% 2/1/17 (FSA)                                                                         1,040,000             1,088,672
  5.00% 2/1/20 (FSA)                                                                         1,000,000             1,046,800
Bloomington Independent School District #271 Series B 5.00% 2/1/17                           5,300,000             5,540,143
Cambridge Independent School District #911 Series A 4.75% 2/1/30 (MBIA)                      1,035,000             1,064,166
Centennial Independent School District #012 Series A 5.00% 2/1/18 (FSA)                      1,270,000             1,347,026
Farmington Independent School District #192 Capital Appreciation Series B
  5.00% 2/1/27 (FSA)                                                                        10,705,000            11,357,041
  ^5.34% 2/1/21 (FSA)                                                                        1,500,000               720,420
  ^5.422% 2/1/20 (FSA)                                                                       1,650,000               836,798
^Lakeville Independent School District #194 Capital Appreciation
  Series B 5.450% 2/1/19 (FSA)                                                               8,000,000             4,197,920
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                       7,850,000             8,181,113
^Mahtomedi Independent School District #832 Capital Appreciation
  Series B 5.898% 2/1/14 (MBIA)                                                              1,540,000             1,130,144
Morris Independent School District #769 5.00% 2/1/24 (MBIA)                                  4,875,000             5,234,873
Mounds View Independent School District #621
  5.00% 2/1/20 (MBIA)                                                                        2,970,000             3,143,686
  5.375% 2/1/24 (FGIC)                                                                       6,170,000             6,622,013
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)                           3,570,000             3,775,489
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (FSA)                      3,145,000             3,390,027
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)                              1,310,000             1,385,404
&Rockford Independent School District #883, Inverse Floater ROLs
  Series II-R-30-A 7.936% 2/1/23 (FSA)                                                       3,510,000             4,014,352
  Series II-R-30-B 7.886% 2/1/21 (FSA)                                                       1,605,000             1,831,995
^Rosemont Independent School District #196 Capital Appreciation
  Series B
  5.80% 4/1/09 (FSA)                                                                         1,860,000             1,669,796
  5.85% 4/1/10 (FSA)                                                                         2,240,000             1,934,957
  5.931% 4/1/11 (FSA)                                                                        2,600,000             2,161,588
  5.96% 4/1/12 (FSA)                                                                         1,850,000             1,474,598
  6.008% 4/1/13 (FSA)                                                                        1,915,000             1,461,854
^Sartell Independent School District #748 Capital Appreciation Series B
  5.976% 2/1/13 (MBIA)                                                                         540,000               412,285
  6.099% 2/1/15 (MBIA)                                                                       1,075,000               753,134
  6.15% 2/1/16 (MBIA)                                                                        1,750,000             1,172,500
^Sauk Rapids Independent School District #047 Series B
  5.982% 2/1/15 (FSA)                                                                        2,700,000             1,750,437
  6.083% 2/1/17 (FSA)                                                                        2,245,000             1,280,930
&South Washington County Independent School District #833, Inverse
  Floater ROLs Series II-R-34-A
  7.886% 2/1/20 (MBIA)                                                                       3,440,000             3,944,992
  7.886% 2/1/21 (MBIA)                                                                       3,645,000             4,180,086
St. Michael Independent School District #885
  5.00% 2/1/20 (FSA)                                                                         1,970,000             2,085,206
  5.00% 2/1/27 (FSA)                                                                         3,435,000             3,589,609
                                                                                                      -----------------------
                                                                                                                  93,780,054
                                                                                                      -----------------------

Single Family Housing Revenue Bonds
Dakota County Housing & Redevelopment Authority Single Family
  Mortgage Revenue Series B 5.85% 10/1/30 (GNMA) (FNMA) (AMT)                                  328,000               336,731
Minnesota State Housing Finance Agency Single Family Mortgage
  Series A 5.30% 7/1/19                                                                        635,000               665,601
  Series B 5.35% 1/1/33 (AMT)                                                                2,970,000             3,046,091
  Series J 5.90% 7/1/28 (AMT)                                                                  525,000               542,640
St. Louis Park Residential Mortgage Revenue Series A 7.25% 4/20/23 (GNMA)                      128,000               128,099
                                                                                                      -----------------------
                                                                                                                   4,719,162
                                                                                                      -----------------------

State General Obligation Bonds
Minnesota State
  5.00% 11/1/20 (FSA)                                                                       13,675,000            14,459,945
  5.00% 8/1/21                                                                               2,400,000             2,559,648
Minnesota State Refunding Various Purposes 5.00% 6/1/13                                      5,175,000             5,346,189
                                                                                                      -----------------------
                                                                                                                  22,365,782
                                                                                                      -----------------------

Tax Increment / Special Assessment Bonds
Minneapolis Tax Increment Revenue (St. Anthony Falls Project) 5.75% 2/1/27                   1,000,000             1,021,310
St. Paul Housing & Redevelopment Authority Tax Increment (Upper
  Landing Project) Series A 6.80% 3/1/29                                                     1,000,000             1,015,440
                                                                                                      -----------------------
                                                                                                                   2,036,750
                                                                                                      -----------------------

Territorial General Obligation Bonds
Puerto Rico Commonwealth Public Improvement Series A
  5.00% 7/1/34                                                                               4,500,000             4,637,430
  5.50% 7/1/19 (MBIA)                                                                        1,500,000             1,738,380
                                                                                                      -----------------------
                                                                                                                   6,375,810
                                                                                                      -----------------------

Water & Sewer Revenue Bonds
&Minnesota Public Facilities Authority Water Pollution Control
  Revenue, Inverse Floater ROLs Series II-R-31 7.176% 3/1/18                                 5,000,000             5,509,550
                                                                                                      -----------------------
                                                                                                                   5,509,550
                                                                                                      -----------------------
Total Municipal Bonds                                                                                            614,250,079
                                                                                                      -----------------------

Short-Term Investments
Money Market Instruments
Federated Minnesota Municipal Cash Trust                                                     3,524,942             3,524,942
                                                                                                      -----------------------
                                                                                                                   3,524,942
                                                                                                      -----------------------

oVariable Rate Demand Notes
Hennepin County Series A 3.05% 12/1/25 (SPA)                                                 6,150,000             6,150,000
Midwest Consortium of Municipal Utilites Revenue Series A
  (LOC - U.S. Bank N.A.) 3.20% 1/1/25                                                        3,900,000             3,900,000
Minneapolis Convention Center
  Series A 3.05% 12/1/14 (SPA)                                                               2,710,000             2,710,000
  3.05% 12/1/18                                                                              1,200,000             1,200,000
Minneapolis Guthrie Parking Ramp 3.05% 12/1/33 (SPA)                                         2,895,000             2,895,000
Minneapolis Library 3.05% 12/1/32                                                            1,035,000             1,035,000
Minneapolis Tax Increment Mill Quarter 3.05% 3/1/32 (SPA)                                    1,060,000             1,060,000
Minnesota State Higher Education St. Catherine 3.15% 10/1/32                                   700,000               700,000
                                                                                                      -----------------------
                                                                                                                  19,650,000
                                                                                                      -----------------------
                                                                                                                  23,174,942
                                                                                                      -----------------------

Total Investments at Market                                                                                      637,425,021
                                                                                                      =======================

Total Investments at Cost                                                                                      $ 602,471,430
                                                                                                      =======================

-----------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA  - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA  - Insured by the Municipal Bond Insurance Association
RADIAN  - Insured by Radian Asset Assurance
ROLs - Residual Options Long
SPA - Stand-by Purchase Agreement

§Pre-Refunded  Bonds.  Municipals that are generally backed or secured by U.S.
Treasury bonds. For  Pre-Refunded  Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

oVariable rate security.  The interest rate shown is the rate as of February 28,
2006.

&An inverse  floater bond is a type of bond with  variable or floating  interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2006.

^Zero  coupon  security.  The  interest  rate  shown is the yield at the time of purchase.

@Illiquid  security.  At  February  28,2006,  the  aggregate  amount of illiquid securities  equals  $3,519,430,  which  represented 0.55% of the combined Funds'
market value of investments.

(A) No adjustments  are shown to the unaudited pro forma  combined  portfolio of investments  due to the  fact  that  upon  completion  of  the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its  Prospectus  and SEC and  IRS  guidelines  and  restrictions.  However,  the foregoing  sentence  shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling  securities  in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free Minnesota Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of February 28, 2006
(Unaudited)
                                                                                                                Delaware Tax-Free
                                                                                                                Minnesota Fund
                                             Delaware Tax-Free          Delaware Tax-Free         Pro Forma     Pro Forma
                                                Minnesota Fund     Minnesota Insured Fund       Adjustments     Combined
                                            -------------------   ------------------------   ---------------   -------------------
Assets

Investments, at market value                     $ 401,133,700              $ 236,291,321               $ -         $ 637,425,021
Cash                                                     7,891                      6,873                                  14,764
Receivable for fund shares sold                        815,699                     98,015                                 913,714
Interest receivable                                  5,006,683                  2,917,711                               7,924,394
                                            -------------------    -----------------------   ---------------   -------------------
     Total Assets                                  406,963,973                239,313,920                 -           646,277,893
                                            -------------------    -----------------------   ---------------   -------------------

Liabilities

Accrued expenses and other liabilities                 399,318                    227,048                                 626,366
Payable for securities purchased                     2,535,486                          -                               2,535,486
Payable for fund shares purchased                      118,319                    211,981                                 330,300
Payable for distributions to shareholders              278,044                    147,789                                 425,833
Transaction costs payable                                    -                          -            72,792 *              72,792
                                            -------------------    -----------------------   ---------------   -------------------
     Total Liabilities                               3,331,167                    586,818            72,792             3,990,777
                                            -------------------    -----------------------   ---------------   -------------------
Net Assets                                       $ 403,632,806              $ 238,727,102         $ (72,792)        $ 642,287,116
                                            ===================    =======================   ===============   ===================

Investment at Cost                               $ 382,564,603              $ 219,906,827               $ -         $ 602,471,430

Analysis of Net Assets

Accumulated paid in capital                      $ 384,593,993              $ 222,056,876               $ -         $ 606,650,869
Undistributed net investment income                    147,934                          -           (72,792)*              75,142
Accumulated net realized gain on investments           321,782                    285,732                                 607,514
Unrealized appreciation of investments              18,569,097                 16,384,494                              34,953,591
                                            -------------------    -----------------------   ---------------   -------------------
Net Assets                                       $ 403,632,806              $ 238,727,102         $ (72,792)        $ 642,287,116
                                            ===================    =======================   ===============   ===================

*    Adjustment  reflects  the costs of the  transaction  to be  incurred by the
     Funds.

Shares Outstanding                                  32,247,619                 21,800,442       (2,729,968)            51,318,093

Class A Shares                                      30,062,381                 19,615,153       (2,453,910)            47,223,624
Class B Shares                                       1,035,103                  1,050,054         (132,941)             1,952,216
Class C Shares                                       1,150,135                  1,135,235         (143,117)             2,142,253

Net Assets:

Class A Shares                                   $ 376,235,697              $ 214,789,192         ($66,673)         $ 590,958,216
Class B Shares                                      12,965,091                 11,487,928          ($2,920)            24,450,099
Class C Shares                                      14,432,018                 12,449,982          ($3,199)            26,878,801

Net asset value per share:

Class A Shares                                          $12.52                     $10.95                                  $12.51
Class B Shares                                          $12.53                     $10.94                                  $12.52
Class C Shares                                          $12.55                     $10.97                                  $12.55

Offering price per share:

Class A Shares                                          $13.11                     $11.47                                  $13.10

See Pro Forma Notes to Financial Statements

Delaware Tax-Free Minnesota Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended February 28, 2006
(Unaudited)

                                                                                                 Delaware Tax-Free
                                                                  Delaware Tax-Free                 Minnesota Fund
                                                 Delaware Tax-            Minnesota    Pro Forma         Pro Forma
                                           Free Minnesota Fund         Insured Fund    Adjustments        Combined
                                          ---------------------   ------------------   -----------   -------------

Investment Income
  Interest income                                 $ 19,802,606         $ 12,036,440        $ -        $ 31,839,046
                                          ---------------------   ------------------   -----------   -------------

Expenses
  Management fees                                    2,152,672            1,233,111        54,302 (A)    3,440,085
  Distribution expenses - Class A                      911,526              555,029                      1,466,555
  Distribution expenses - Class B                      128,690              121,917                        250,607
  Distribution expenses - Class C                      137,152              124,813                        261,965
  Dividend disbursing and transfer
    agent fees and expenses                            200,487              136,981                        337,468
  Accounting and administration expenses               148,717               93,466                        242,183
  Reports and statements to shareholders                13,424               20,349        (6,150)(B)       27,623
  Legal and professional fees                           71,318               48,947       (21,000)(B)       99,265
  Registration fees                                     29,913               30,066       (30,000)(B)       29,979
  Insurance fees                                        32,715               20,165                         52,880
  Trustees' fees                                        20,993               13,213                         34,206
  Custodian fees                                        14,484                7,024        (1,720)(B)       19,788
  Pricing fees                                           4,316                2,353        (1,000)(B)        5,669
  Taxes (other than taxes on income)                     2,390                  592                          2,982
  Other                                                 16,381               11,242                         27,623
                                          ---------------------   ------------------   -----------   -------------
                                                     3,885,178            2,419,268        (5,568)         298,878
  Less expenses absorbed or waived                     (20,311)             (34,814)     (194,249)(C)     (249,374)
  Less expense paid indirectly                          (1,864)                (796)          796 (B)       (1,864)
                                          ---------------------   ------------------   -----------   -------------
  Total expenses                                     3,863,003            2,383,658      (199,021)       6,047,640
                                          ---------------------   ------------------   -----------   -------------

Net Investment Income                                5,939,603            9,652,782       199,021       25,791,406
                                          ---------------------   ------------------   -----------   -------------

Net Realized and Unrealized Gain/(Loss)
on Investments:
  Net realized gain on investments                     741,041              422,695          -           1,163,736
  Change in unrealized appreciation/
    (depreciation) of investments                     (467,400)          (1,527,949)         -          (1,995,349)
                                          ---------------------   ------------------   -----------   -------------
Net Realized and Unrealized Gain
on Investments                                         273,641           (1,105,254)         -            (831,613)

Change in Net Assets Resulting
from Operations                                   $ 16,213,244          $ 8,547,528     $ 199,021     $ 24,959,793
                                          ====================    ==================   ===========   =============

(A)  Increase to reflect higher management fee for the surviving Fund.
(B)  Decrease to reflect appropriate expense levels by merging the Funds.
(C)  Once  the  Transaction  is  complete,   Delaware   Management  Company  has
     contractually  agreed  to  waive  its  fees  to  prevent  annual  operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees,  certain  insurance costs and  extraordinary  expenses from exceeding
     0.64% of the  average  daily  net  assets of the Fund for at least one year after the Closing Date.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free Minnesota Fund
Pro Forma Notes to Financial Statements
February 28, 2006 (Unaudited)

Voyageur Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. These financial  statements and related notes pertain to the Delaware Tax-Free Minnesota Fund (the "Fund").  The
Trust is an open-end investment company. The Fund is considered  non-diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B and  Class C shares.  Class A shares  are sold  with a  front-end  sales charge of up to 4.50%.  Class A share purchases of $1,000,000 or more will incur a contingent  deferred sales charge of up to 1% if redeemed during the first two years, provided that, a financial advisor was paid commission on the purchase of those shares.  Class B shares are sold with a contingent  deferred  sales charge that  declines from 4.00% to zero  depending  upon the period of time the shares are  held.  Class B shares  will  automatically  convert  to Class A shares on a quarterly basis  approximately  eight years after  purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first
12 months.

The  investment  objective  of the  Fund is to seek as high a level  of  current income  exempt from federal  income tax and from the  Minnesota  state  personal income tax, as is consistent with preservation of capital.

1.   Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the  proposed  acquisition  of Delaware  Tax-Free  Minnesota  Insured Fund by
Delaware Tax-Free  Minnesota Fund. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Delaware
Tax-Free  Minnesota Insured Fund by Delaware  Tax-Free  Minnesota Fund had taken place as of March 1, 2005.

Under the terms of the Agreement and Plan of Reorganization,  the combination of
Delaware Tax-Free  Minnesota  Insured Fund and Delaware Tax-Free  Minnesota Fund
will be  accounted  for by a  method  of  accounting  for  tax-free  mergers  of investment  companies.  The acquisition  would be accomplished by an acquisition
(the  "Transaction")  of the net assets of Delaware  Tax-Free  Minnesota Insured
Fund in exchange for shares of the Delaware Tax-Free Minnesota Fund at net asset value.  The  statement of assets and  liabilities  and the related  statement of operations of Delaware  Tax-Free  Minnesota  Insured Fund and Delaware  Tax-Free
Minnesota Fund have been combined as of and for the twelve months ended February
28, 2006.

The  accompanying pro forma financial  statements  should be read in conjunction with the financial  statements of Delaware  Tax-Free  Minnesota Insured Fund and
Delaware  Tax-Free  Minnesota  Fund included in their annual report dated August
31, 2005 and semi-annual report dated February 28, 2006.

2.   Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which  approximates  market value.  Shares of open-end investment  companies  are  valued at their  published  net asset  value.  Other securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith  under the  direction  of the
Fund's Board of Trustees.  In determining  whether market quotations are readily available or fair  valuation  will be used,  various  factors will be taken into consideration,  such as market  closures,  aftermarket  trading  or  significant events after local market trading (e.g.,  government  actions or pronouncements, trading  volume or  volatility  on markets,  exchanges  among  dealers,  or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R)Family of
Funds  are  allocated  amongst  the funds on the basis of  average  net  assets.
Management fees and some other expenses are paid monthly.  Security transactions are recorded on the date the  securities  are purchased or sold (trade date) for financial  reporting  purposes.  Costs used in  calculating  realized  gains and losses on the sale of investment securities are those of the specific securities sold.  Interest income is recorded on the accrual basis.  Discounts and premiums are amortized to interest  income over the lives of the  respective  securities.
The Fund  declares  dividends  daily  from net  investment  income and pays such dividends monthly and declares and pays  distributions from net realized gain on investments, if any, annually.

The Fund  receives  earnings  credits  from its  custodian  when  positive  cash balances are maintained, which are used to offset custody fees. The expense paid under the above  arrangement  is included in custodian  fees on the Statement of
Operations  with  the  corresponding  expense  offset  shown  as  "expense  paid indirectly."

3.   Allocation of Transaction Costs
The total costs of the Transaction  between Delaware Tax-Free  Minnesota Insured
Fund and Delaware  Tax-Free  Minnesota  Fund are  estimated to be $109,189.  The costs of the  Transaction,  including costs of soliciting  proxies in connection with the  shareholder  meeting,  will be shared by the following  parties in the percentages  indicated:  33.33% by Delaware  Tax-Free  Minnesota  Insured  Fund,
33.33% by Delaware  Tax-Free  Minnesota  Fund and 33.34% by Delaware  Management
Company ("DMC"), a series of Delaware Management Business Trust.

4.   Investment  Management,  Administration  Agreements and Other  Transactions
with Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays DMC, the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual
operating  expenses,   exclusive  of  taxes,  interest,  brokerage  commissions,
distribution  fees, certain insurance costs and extraordinary  expenses,  do not exceed 0.68% of average daily net assets of the Fund through  December 31, 2006.
Prior to December 30, 2005,  DMC had  contractually  agreed to waive its fees to prevent such  expenses from  exceeding  0.69% of the average daily net assets of the Fund.  Once the  Transaction is complete,  DMC has  contractually  agreed to waive its fees to prevent  such  expenses  from  exceeding  0.64% of the average daily net assets of the Fund for at least one year after the Closing Date.

Delaware  Service  Company,   Inc.  ("DSC"),   an  affiliate  of  DMC,  provides
accounting,  administration,  dividend  disbursing and transfer agent  services.
Effective  May 19, 2005,  the Fund pays DSC a monthly fee computed at the annual rate of  0.04% of the  Fund's  average  daily  net  assets  for  accounting  and administration  services. Prior to May 19, 2005, the Fund paid DSC a monthly fee based on average  net assets  subject to certain  minimums  for  accounting  and administration  services. The Fund paid DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware  Distributors,  L.P. ("DDLP"), the distributor and an affiliate of DMC, an annual  distribution and service fee not to exceed 0.25% of the average daily net  assets of the Class A shares and 1.00% of the  average  daily net assets of the Class B and C shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

5.   Line of Credit
The Fund, along with certain other funds in the Delaware Investments(R)Family of
Funds (the  "Participants"),  participates  in a $225,000,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding  as of February 28, 2006,  or at any time during the period.

6.   Credit and Market Risks
The Fund  concentrates its investments in securities  issued by  municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation  within the state,  regional or local economic  conditions,  and differing levels of supply and demand for municipal bonds.  Many  municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance  that the insurance  company  will  meet  its  obligations.  These  securities  have  been identified in the Portfolio of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"),  a type of derivative  tax-exempt  obligation  with  floating or variable  interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated  speed.  Consequently,  the market values of inverse  floaters will  generally  be  more  volatile  than  other  tax-exempt  investments.  Such securities are denoted on the Portfolio of Investments.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely  manner and at a fair price when it is  necessary  or desirable to do so.
While  maintaining  oversight,  the Board of Trustees  has  delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At February
28, 2006,  there were no Rule 144A  securities.  Illiquid  securities  have been identified on the Portfolio of Investments.

7.   Pre-Refunded Bonds
The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days or less from the  issuance  of the  refunding  issue is known as a "current  refunding." "Advance refunded bonds" are bonds in which the refunded  bond issue  remains  outstanding  for more than 90 days  following the issuance of the refunding  issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing debt securities which are then deposited in an irrevocable  escrow account held by an escrow agent to secure all future  payments of  principal  and interest and bond premium of the advance  refunded bond. Bonds are "escrowed to maturity" when the proceeds  of  the  refunding  issue  are  deposited  in an  escrow  account  for investment  sufficient  to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are  considered  "pre-refunded"  when the refunding  issue's  proceeds are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time,  including any required  premium.
Bonds become  "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative  source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates.  Escrowed  secured bonds will often receive a rating of
AAA from Moody's Investors Service, Inc., Standard & Poor's Rating Group, and/or
Fitch  due to the  strong  credit  quality  of the  escrow  securities  and  the irrevocable nature of the escrow deposit agreement.  Delaware Tax Free Minnesota
Fund will purchase escrow secured bonds without additional  insurance only where the escrow is  invested  in  securities  of the U.S.  government  or agencies or instrumentalities of the U.S. government.

8.   Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.  Article VI of the Amended and Restated  By-Laws
          (May  19,  2005)   incorporated  into  this  filing  by  reference  to
          Post-Effective Amendment No. 40 filed October 31, 2005.

          Insofar as indemnification  for liability arising under the Securities
          Act of 1933 may be  permitted to  Trustees,  officers and  controlling persons of the  Registrant  pursuant to the  provisions  described  in response to Item 15, or  otherwise,  the  Registrant  has been advised that in the opinion of the U.S.  Securities  and  Exchange  Commission such  indemnification is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the  event  that a  claim  for indemnification  against such  liabilities  (other than the payment by the Registrant of expenses  incurred or paid by a Trustee,  officer or controlling  person of the Registrant in the successful defense of any action,  suit or proceeding)  is asserted by such Trustee,  officer or controlling person in connection with the securities being registered, the Registrant  will,  unless in the opinion of its counsel the matter has  been  settled  by  controlling  precedent,  submit  to a court of appropriate  jurisdiction the question whether such indemnification by it is  against  public  policy  as  expressed  in the Act and  will be governed by the final adjudication of such issue.

Item 16.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously  filed  registration  statements on Form N-1A indicated below, except as noted:

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 33 filed August 16, 1999.

               (b)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed August 16, 1999.

          (2)  Copies of the existing bylaws or corresponding  instrument of the
               Registrant;

               (a)  Amended and Restated  By-Laws  (May 19,  2005)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 40 filed October 31, 2005.

          (3)  Copies  of any  voting  trust  agreement  affecting  more  than 5 percent of any class of equity securities of the Registrant;

               Not applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Form of  Agreement  and Plan of  Reorganization  between the
                    Registrant,  on behalf of Delaware Tax-Free  Minnesota Fund, and  Voyageur  Insured  Funds,  on  behalf  of  its  series,
                    Delaware Tax-Free  Minnesota Insured Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust (December 17, 1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed August 16, 1999.

               (b)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 40 filed October 31, 2005.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant.

               (a)  Executed Investment  Management Agreement (November 1, 1999)
                    between  Delaware  Management  Company  and  the  Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 35 filed October 30, 2000.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 36 filed October 31, 2001.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between   Delaware   Distributors,   L.P.  and  Lincoln
                         Financial   Distributors,   Inc.   on   behalf  of  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment No. 38 filed  December 3,
                         2004.

                    (iii) Executed   Amendment  No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary Distribution Agreement attached as Exhibit
                         No. EX-99.7.a.iii.

                    (iv) Dealer's  Agreement  (January 2001)  incorporated  into this filing by  reference to  Post-Effective  Amendment
                         No. 37 filed November 18, 2002.

                    (v)  Vision Mutual Fund Gateway(R)Agreement  (November 2000)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  37 filed  November  18,
                         2002.

                    (vi) Registered Investment Advisers Agreement (January 2001)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  37 filed  November  18,
                         2002.

                    (vii) Bank/Trust  Agreement (August 2004)  incorporated into this filing by  reference to  Post-Effective  Amendment
                         No. 39 filed December 3, 2004.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Amended  and  Restated  Mutual  Fund  Custody  and  Services
                    Agreement  (May 2002)  between  Mellon  Bank,  N.A.  and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 37 filed November 18, 2002.

               (b)  Executed  Amendment  (November  28, 2003) to the Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 39 filed December 3, 2004.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plans under Rule 12b-1 for Class A, B and C (April 19, 2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed October 31, 2001.

               (b)  Plan under Rule  18f-3.  Plan under Rule 18f-3  (August  31,
                    2006) attached as Exhibit No. EX-10.b.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion of Counsel (August 5, 1999)  incorporated  into this filing by reference to Post-Effective Amendment No. 33 filed
                    August 16, 1999.

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  To be filed by amendment.

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 36 filed October 31, 2001.

                    (i)  Executed  Schedule  B (May  19,  2005)  to  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  40 filed
                         October 31, 2005.

                    (ii) Executed Letter  Amendment to the Shareholder  Services
                         Agreement  (August  23,  2002)  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 38
                         filed October 31, 2003.

               (b)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 29 filed August 28, 1997.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 40 filed October 31, 2005.

                    (ii) Form of Amendment  No. 31 (August 31, 2006) to Schedule
                         A of the  Delaware  Investments  Family  of Funds  Fund
                         Accounting    Agreement   attached   as   Exhibit   No.
                         EX-99.13.b.ii.

               (c)  Executed  Advisory Expense  Limitation  Letter (December 28,
                    2005) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 41 filed December 29, 2005.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               (a)  Consent of Independent  Registered  Public  Accounting  Firm
                    (August 2006) attached as Exhibit No. EX-99.14.a.

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Powers of Attorney (August 16, 2006) attached as Exhibit No.
                    EX-99.16.a.

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit No. EX-99.17.a.

               (b)  Code of Ethics for Delaware Investments (Delaware Management
                    Business  Trust,  Delaware  Management  Company and Delaware
                    Distributors,  L.P.) (February 2006) attached as Exhibit No.
                    EX-99.17.b.

               (c)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit No. EX-99.17.c.

Item 17.  Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party who is deemed  to be an  underwriter  within  the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering prospectus  will  contain  the  information  called  for  by  the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3)  The  undersigned  Registrant  agrees  to file  by  Post-Effective
               Amendment  the opinion and consent of counsel  regarding  the tax consequences of the proposed  reorganization  required by Item 16
               (12) of Form N-14 within a reasonable  time after receipt of such opinion.

                                   SIGNATURES

     As required by the  Securities  Act of 1933, as amended,  (the "1933 Act"), the  Registration  Statement has been signed on behalf of the  Registrant in the
City of  Philadelphia  and the  Commonwealth  of Pennsylvania on this 1st day of
September, 2006.

                                    VOYAGEUR TAX FREE FUNDS

                                    By:   /s/ Patrick P. Coyne
                                          Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

    Signature                                   Title                                   Date

/s/ Patrick P. Coyne            Chairman/President/Chief Executive Officer        September 1, 2006
Patrick P. Coyne                (Principal Executive Officer) and Trustee

/s/ Thomas L. Bennett      *    Trustee                                           September 1, 2006
Thomas L. Bennett

/s/ John A. Fry            *    Trustee                                           September 1, 2006
John A. Fry

/s/ Anthony D. Knerr       *    Trustee                                           September 1, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth    *    Trustee                                           September 1, 2006
Lucinda S. Landreth

/s/ Ann R. Leven           *    Trustee                                           September 1, 2006
Ann R. Leven

/s/ Thomas F. Madison      *    Trustee                                           September 1, 2006
Thomas F. Madison

/s/ Janet L. Yeomans       *    Trustee                                           September 1, 2006
Janet L. Yeomans

/s/ J. Richard Zecher      *    Trustee                                           September 1, 2006
J. Richard Zecher

/s/ Michael P. Bishof      *    Senior Vice President/Chief Financial Officer     September 1, 2006
Michael P. Bishof               (Principal Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.        Exhibit

EX-99.7.a.iii.      Executed Amendment No. 1 (October 31, 2005) to Appendix A to
                    Second   Amended   and   Restated   Financial   Intermediary
                    Distribution Agreement

EX-99.10.b.         Plan under Rule 18f-3 (August 31, 2006)

EX-99.13.b.ii.      Form of Amendment No. 31 (August 31, 2006) to Schedule A
                    of the Delaware  Investments Family of Funds Fund Accounting
                    Agreement

EX-99.14.a.         Consent of Independent Registered Public Accounting Firm
                    (August 2006)

EX-99.16.a.         Powers of Attorney (August 16, 2006)

EX-99.17.a.         Code of Ethics for the Delaware Investments Family of Funds
                    (February 2006)

EX-99.17.b.         Code of Ethics for Delaware Investments (Delaware Management
                    Business  Trust,  Delaware  Management  Company and Delaware
                    Distributors, L.P.) (February 2006)

EX-99.17.c.         Code of Ethics for Lincoln Financial Distributors, Inc.
                    (December 2005)